UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03833

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 576-7000

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2011 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2011 unaudited
		Principal Amount	Value
	Long-Term Bonds 35.4%†
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$250,000	$252,125

	Total Asset-Backed Security (Cost $249,996)		252,125

	Corporate Bonds 11.7%
	Aerospace & Defense 0.3%
	L-3 Communications Corp. 5.20%, due 10/15/19	150,000	156,459
	Lockheed Martin Corp. 4.25%, due 11/15/19	300,000	302,546
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	106,129
			565,134
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.479%, due 3/1/21	200,000	202,548

	Banks 1.9%
¤	Bank of America Corp. 5.65%, due 5/1/18	400,000	418,033
	BB&T Corp. 3.20%, due 3/15/16	225,000	223,460
	Citigroup, Inc. 6.00%, due 8/15/17	350,000	380,240
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	175,000	177,684
	6.00%, due 6/15/20	100,000	105,713
	JPMorgan Chase & Co. 6.625%, due 3/15/12	350,000	369,365
	KeyBank N.A. 5.80%, due 7/1/14	50,000	54,606
	KeyCorp 6.50%, due 5/14/13	300,000	326,982
	Morgan Stanley
	5.50%, due 1/26/20	200,000	200,870
	5.625%, due 9/23/19	200,000	204,267
	SunTrust Banks, Inc. 3.60%, due 4/15/16	150,000	149,105
¤	Wells Fargo & Co. 3.75%, due 10/1/14	500,000	523,901
			3,134,226
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	400,000	422,503
	4.375%, due 2/15/21	175,000	174,361
			596,864
	Building Materials 0.2%
	CRH America, Inc. 4.125%, due 1/15/16	100,000	100,097
	Masco Corp. 4.80%, due 6/15/15	300,000	298,112
			398,209
	Chemicals 0.3%
	Dow Chemical Co. (The)
	4.25%, due 11/15/20	50,000	47,752
	5.70%, due 5/15/18	325,000	350,220
	Eastman Chemical Co. 3.00%, due 12/15/15	100,000	99,131
			497,103
	Diversified Financial Services 0.6%
¤	General Electric Capital Corp.
	5.90%, due 5/13/14	600,000	662,238
	6.00%, due 8/7/19	250,000	272,941
			935,179
	Electric 1.1%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	325,000	368,559
	Duke Energy Corp. 3.35%, due 4/1/15	350,000	357,469
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	200,000	219,893
	Florida Power Corp. 4.55%, due 4/1/20	200,000	205,890
	Great Plains Energy, Inc. 2.75%, due 8/15/13	250,000	253,114
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	293,056
	Pacific Gas & Electric Co. 3.50%, due 10/1/20	150,000	139,023
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	98,414
			1,935,418
	Electronics 0.1%
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	200,000	203,355

	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	212,715
	John Deere Capital Corp. 7.00%, due 3/15/12	200,000	212,253
			424,968
	Finance - Credit Card 0.5%
	American Express Co.
	2.75%, due 9/15/15	150,000	147,290
	5.50%, due 9/12/16	400,000	436,054
	Capital One Bank USA N.A. 8.80%, due 7/15/19	250,000	314,340
			897,684
	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	452,843

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	96,659
	5.45%, due 4/10/17	100,000	110,601
			207,260
	Food 0.2%
	Kraft Foods, Inc. 4.125%, due 2/9/16	275,000	285,321

	Health Care - Services 0.1%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	191,000	208,217

	Insurance 0.8%
	ACE INA Holdings, Inc. 2.60%, due 11/23/15	175,000	170,075
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	125,000	127,126
	Lincoln National Corp. 6.25%, due 2/15/20	300,000	330,704
	MetLife Global Funding I
	3.125%, due 1/11/16 (a)	300,000	297,396
	5.125%, due 6/10/14 (a)	300,000	325,137
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	114,394
			1,364,832
	Lodging 0.4%
	Marriott International, Inc.
	5.625%, due 2/15/13	100,000	106,982
	6.20%, due 6/15/16	200,000	222,780
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	300,000	317,892
			647,654
	Media 0.8%
	CBS Corp. 4.625%, due 5/15/18	50,000	50,357
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	375,000	375,814
	NBC Universal, Inc.
	4.375%, due 4/1/21 (a)	175,000	167,543
	5.15%, due 4/30/20 (a)	175,000	180,364
	TCM Sub LLC 3.55%, due 1/15/15 (a)	400,000	404,917
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	113,602
			1,292,597
	Mining 0.3%
¤	Alcoa, Inc. 6.15%, due 8/15/20	350,000	369,853
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	200,000	186,440
			556,293
	Miscellaneous - Manufacturing 0.2%
	ITT Corp. 4.90%, due 5/1/14	300,000	320,903

	Oil & Gas 0.2%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	200,000	193,219
	Marathon Petroleum Corp. 3.50%, due 3/1/16 (a)	100,000	100,262
			293,481
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	240,000	260,996

	Pipelines 0.7%
	Buckeye Partners, L.P. 4.875%, due 2/1/21	225,000	223,503
	Enterprise Products Operating LLC 3.20%, due 2/1/16	250,000	248,441
	ONEOK Partners, L.P. 3.25%, due 2/1/16	150,000	149,260
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	250,210
	Williams Partners, L.P. 3.80%, due 2/15/15	270,000	279,499
			1,150,913
	Real Estate Investment Trusts 0.7%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	350,000	362,539
	Developers Diversified Realty Corp. 4.75%, due 4/15/18	200,000	194,682
	ERP Operating, L.P. 5.25%, due 9/15/14	250,000	271,974
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	185,944
	UDR, Inc. 5.25%, due 1/15/15	175,000	183,648
			1,198,787
	Retail 0.3%
	Home Depot, Inc.
	4.40%, due 4/1/21	275,000	274,558
	5.25%, due 12/16/13	250,000	272,833
			547,391
	Telecommunications 0.7%
	AT&T Corp. 7.30%, due 11/15/11	300,000	312,422
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	250,000	274,510
¤	Verizon Communications, Inc. 4.60%, due 4/1/21	575,000	572,539
			1,159,471
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	100,000	104,410

	Total Corporate Bonds (Cost $18,999,559)		19,842,057

	Mortgage-Backed Securities 1.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.741%, due 5/10/45 (b)	272,000	295,416
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.718%, due 6/11/40 (b)	200,000	215,660
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	320,000	341,818
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	200,000	210,866
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	210,000	222,277
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 5.863%, due 4/15/45 (b)	200,000	219,765
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.402%, due 3/12/44 (b)	200,000	215,496
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (c)	212,500	223,052

	Total Mortgage-Backed Securities (Cost $1,706,946)		1,944,350

	U.S. Government & Federal Agencies 19.4%
	Federal Home Loan Bank 0.2%
	3.625%, due 5/29/13	400,000	423,001

	Federal Home Loan Mortgage Corporation 0.3%
	4.125%, due 9/27/13	350,000	375,598
	5.125%, due 4/18/11	200,000	200,475
			576,073
¤	Federal National Mortgage Association 1.7%
	2.75%, due 4/11/11	500,000	500,370
	2.875%, due 12/11/13	350,000	365,003
	3.625%, due 8/15/11	500,000	506,557
	4.375%, due 10/15/15	350,000	381,843
	4.875%, due 5/18/12	500,000	524,965
	5.375%, due 11/15/11	500,000	515,791
			2,794,529
¤	United States Treasury Notes 17.2%
	0.50%, due 11/30/12	1,200,000	1,197,469
	0.625%, due 2/28/13	430,000	428,942
	0.75%, due 8/15/13	400,000	397,969
	1.00%, due 7/15/13	3,100,000	3,104,836
	1.00%, due 1/15/14	3,372,000	3,355,403
	1.125%, due 12/15/12	2,160,000	2,177,045
	1.25%, due 2/15/14	1,215,000	1,215,759
	1.25%, due 8/31/15	2,655,000	2,573,276
	1.375%, due 3/15/13	2,225,000	2,250,810
	1.375%, due 11/30/15	140,000	135,570
	1.75%, due 4/15/13	4,425,000	4,508,677
	2.00%, due 1/31/16	900,000	893,461
	2.125%, due 2/29/16	285,000	284,109
	2.25%, due 3/31/16	1,540,000	1,541,802
	2.25%, due 11/30/17	250,000	241,484
	2.375%, due 7/31/17	300,000	294,000
	2.50%, due 4/30/15	500,000	513,633
	2.625%, due 11/15/20	710,000	662,519
	2.75%, due 12/31/17	1,000,000	995,391
	3.625%, due 2/15/21	2,230,000	2,261,708
			29,033,863
	Total U.S. Government & Federal Agencies (Cost $32,717,044)		32,827,466

	Yankee Bonds 2.9% (d)
	Banks 1.2%
	Bank of Nova Scotia 1.65%, due 10/29/15 (a)	425,000	407,700
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, due 1/11/21	250,000	251,729
	Credit Suisse/New York NY 5.30%, due 8/13/19	225,000	236,514
	HSBC Bank PLC 3.50%, due 6/28/15 (a)	250,000	253,246
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	150,000	160,817
	UBS AG/Stamford CT 2.25%, due 1/28/14	500,000	500,939
	Westpac Banking Corp. 3.00%, due 12/9/15	300,000	298,165
			2,109,110
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	100,000	97,762

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	250,000	240,252

	Food 0.1%
	Delhaize Group 5.875%, due 2/1/14	220,000	240,196

	Iron & Steel 0.2%
	ArcelorMittal 5.50%, due 3/1/21	300,000	295,622

	Mining 0.0%
	Teck Resources, Ltd. 3.85%, due 8/15/17	50,000	50,051

	Oil & Gas 0.4%
	BP Capital Markets PLC 4.50%, due 10/1/20	100,000	99,235
	Petroleos Mexicanos 4.875%, due 3/15/15	200,000	213,000
	Total Capital S.A. 2.30%, due 3/15/16	300,000	292,154
			604,389
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	175,000	189,437
	Sanofi-Aventis S.A. 2.625%, due 3/29/16	100,000	99,141
			288,578
	Telecommunications 0.6%
	America Movil SAB de C.V. 5.00%, due 3/30/20	125,000	128,887
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	285,722
	Telefonica Emisiones SAU
	5.134%, due 4/27/20	175,000	174,117
	5.462%, due 2/16/21	200,000	202,542
	Vodafone Group PLC 5.625%, due 2/27/17	200,000	220,983
			1,012,251
	Total Yankee Bonds (Cost $4,830,618)		4,938,211

	Total Long-Term Bonds (Cost $58,504,163)		59,804,209

		Shares	Value
	Common Stocks 63.0%
	Advertising 0.2%
	Omnicom Group, Inc.	8,253	404,892

	Aerospace & Defense 1.4%
	Boeing Co. (The)	4,362	322,483
	General Dynamics Corp.	4,688	358,913
	L-3 Communications Holdings, Inc.	3,272	256,230
	Lockheed Martin Corp.	4,397	353,519
	Northrop Grumman Corp.	5,335	334,558
	Raytheon Co.	6,865	349,223
	United Technologies Corp.	4,382	370,936
			2,345,862
	Agriculture 1.1%
	Altria Group, Inc.	12,348	321,418
	Archer-Daniels-Midland Co.	8,619	310,370
	Lorillard, Inc.	6,080	577,661
	Philip Morris International, Inc.	5,565	365,231
	Reynolds American, Inc.	9,200	326,876
			1,901,556
	Airlines 0.3%
	Southwest Airlines Co.	34,203	431,984
	United Continental Holdings, Inc. (e)	6,901	158,654
			590,638
	Apparel 0.0%
	VF Corp.	616	60,694

	Auto Parts & Equipment 0.8%
	Autoliv, Inc.	3,784	280,886
	Federal-Mogul Corp. (e)	1,743	43,401
	Johnson Controls, Inc.	7,598	315,849
	Lear Corp.	7,766	379,524
	TRW Automotive Holdings Corp. (e)	6,243	343,865
			1,363,525
	Banks 3.8%
¤	Bank of America Corp.	28,051	373,920
	Bank of New York Mellon Corp. (The)	13,864	414,118
	BB&T Corp.	11,501	315,702
	Capital One Financial Corp.	7,154	371,722
	CIT Group, Inc. (e)	5,126	218,111
	Citigroup, Inc. (e)	67,969	300,423
	Cullen/Frost Bankers, Inc.	6,013	354,887
	East West Bancorp, Inc.	8,756	192,282
	First Citizens BancShares, Inc. Class A	430	86,249
	Goldman Sachs Group, Inc. (The)	2,233	353,864
	Huntington Bancshares, Inc.	14,800	98,272
	JPMorgan Chase & Co.	8,811	406,187
	KeyCorp	30,125	267,510
	M&T Bank Corp.	1,031	91,213
	Morgan Stanley	11,056	302,050
	Northern Trust Corp.	7,896	400,722
	PNC Financial Services Group, Inc.	5,661	356,586
	Popular, Inc. (e)	127,322	370,507
	State Street Corp.	9,203	413,583
	TCF Financial Corp.	1,461	23,171
	U.S. Bancorp	11,484	303,522
¤	Wells Fargo & Co.	11,024	349,461
			6,364,062
	Beverages 0.7%
	Coca-Cola Co. (The)	4,825	320,139
	Dr. Pepper Snapple Group, Inc.	12,921	480,144
	PepsiCo., Inc.	5,517	355,350
			1,155,633
	Biotechnology 0.7%
	Amgen, Inc. (e)	6,611	353,358
	Bio-Rad Laboratories, Inc. Class A (e)	303	36,402
	Biogen Idec, Inc. (e)	5,649	414,580
	Genzyme Corp. (e)	4,190	319,069
			1,123,409
	Building Materials 0.3%
	Armstrong World Industries, Inc.	7,034	325,463
	Masco Corp.	11,158	155,320
			480,783
	Chemicals 1.2%
	Ashland, Inc.	4,028	232,657
	Cabot Corp.	7,282	337,084
	CF Industries Holdings, Inc.	3,000	410,370
	Dow Chemical Co. (The)	9,666	364,891
	E.I. du Pont de Nemours & Co.	6,674	366,870
	PPG Industries, Inc.	3,093	294,485
			2,006,357
	Coal 0.6%
	Alpha Natural Resources, Inc. (e)	8,967	532,371
	Arch Coal, Inc.	11,119	400,729
	Peabody Energy Corp.	2,162	155,577
			1,088,677
	Commercial Services 0.8%
	Convergys Corp. (e)	20,593	295,715
	Education Management Corp. (e)	1,573	32,939
	FTI Consulting, Inc. (e)	2,147	82,295
	H&R Block, Inc.	20,514	343,404
	KAR Auction Services, Inc. (e)	1,891	29,008
	R.R. Donnelley & Sons Co.	22,135	418,794
	Total System Services, Inc.	7,967	143,565
			1,345,720
	Computers 0.7%
	Computer Sciences Corp.	7,733	376,829
	Diebold, Inc.	745	26,418
	Seagate Technology PLC (e)	15,729	226,498
	Synopsys, Inc. (e)	6,417	177,430
	Western Digital Corp. (e)	11,359	423,577
			1,230,752
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	3,942	318,356
	Procter & Gamble Co. (The)	5,029	309,786
			628,142
	Distribution & Wholesale 0.0%
	Genuine Parts Co.	313	16,789

	Diversified Financial Services 1.3%
	Ameriprise Financial, Inc.	8,288	506,231
	Discover Financial Services	29,452	710,382
	Interactive Brokers Group, Inc.	10,348	164,430
	Janus Capital Group, Inc.	18,506	230,770
	Legg Mason, Inc.	5,067	182,868
	Raymond James Financial, Inc.	11,159	426,720
			2,221,401
	Electric 4.7%
	Alliant Energy Corp.	8,040	312,997
	Ameren Corp.	12,802	359,352
	American Electric Power Co., Inc.	8,731	306,807
	CMS Energy Corp.	15,987	313,985
	Consolidated Edison, Inc.	12,051	611,227
	Dominion Resources, Inc.	6,832	305,390
	DTE Energy Co.	11,193	548,009
	Duke Energy Corp.	19,465	353,290
	Edison International	11,053	404,429
	Entergy Corp.	5,051	339,478
	Exelon Corp.	7,194	296,681
	FirstEnergy Corp.	4,582	169,946
	Integrys Energy Group, Inc.	8,452	426,911
	N.V. Energy, Inc.	18,409	274,110
	NextEra Energy, Inc.	5,602	308,782
	Pepco Holdings, Inc.	5,033	93,865
	PG&E Corp.	6,961	307,537
	Pinnacle West Capital Corp.	4,378	187,335
	Progress Energy, Inc.	14,649	675,905
	Public Service Enterprise Group, Inc.	9,792	308,546
	Southern Co.	8,195	312,312
	TECO Energy, Inc.	2,571	48,232
	Xcel Energy, Inc.	25,642	612,587
			7,877,713
	Electrical Components & Equipment 0.1%
	Hubbel, Inc. Class B	385	27,346
	SunPower Corp. Class A (e)	7,070	121,180
			148,526
	Electronics 0.6%
	Garmin, Ltd.	2,018	68,329
	Thermo Fisher Scientific, Inc. (e)	6,471	359,464
	Thomas & Betts Corp. (e)	2,595	154,325
	Vishay Intertechnology, Inc. (e)	22,748	403,550
	Vishay Precision Group, Inc. (e)	1,582	24,790
			1,010,458
	Engineering & Construction 0.5%
	Chicago Bridge & Iron Co. N.V.	8,368	340,243
	KBR, Inc.	13,287	501,850
	URS Corp. (e)	1,506	69,351
			911,444
	Entertainment 0.1%
	Madison Square Garden, Inc. Class A (e)	2,483	67,016
	Penn National Gaming, Inc. (e)	2,092	77,530
			144,546
	Environmental Controls 0.2%
	Waste Management, Inc.	9,569	357,306

	Finance - Other Services 0.2%
	CME Group, Inc.	1,059	319,341

	Food 2.4%
	Corn Products International, Inc.	5,936	307,603
	Flowers Foods, Inc.	13,465	366,652
	General Mills, Inc.	8,357	305,448
	H.J. Heinz Co.	9,890	482,830
	Hormel Foods Corp.	11,909	331,546
	Kellogg Co.	5,657	305,365
	Kraft Foods, Inc. Class A	9,839	308,551
	Kroger Co. (The)	16,729	400,994
	Safeway, Inc.	12,820	301,783
	Sara Lee Corp.	9,479	167,494
	Smithfield Foods, Inc. (e)	13,283	319,589
	Tyson Foods, Inc. Class A	24,703	474,051
			4,071,906
	Forest Products & Paper 0.3%
	Domtar Corp.	4,807	441,186

	Gas 0.5%
	Atmos Energy Corp.	1,959	66,802
	Energen Corp.	1,649	104,085
	Questar Corp.	22,956	400,582
	UGI Corp.	8,046	264,713
	Vectren Corp.	255	6,936
			843,118
	Health Care - Products 1.2%
	Baxter International, Inc.	7,657	411,717
	Cooper Cos., Inc. (The)	5,902	409,894
	Hologic, Inc. (e)	1,877	41,669
	Johnson & Johnson	5,984	354,552
	Medtronic, Inc.	9,354	368,080
	Zimmer Holdings, Inc. (e)	6,541	395,927
			1,981,839
	Health Care - Services 2.3%
	Aetna, Inc.	11,075	414,537
	CIGNA Corp.	14,861	658,045
	Community Health Systems, Inc. (e)	8,559	342,275
	Health Net, Inc. (e)	13,193	431,411
	Humana, Inc. (e)	9,531	666,598
	LifePoint Hospitals, Inc. (e)	6,689	268,764
	Tenet Healthcare Corp. (e)	11,670	86,942
	UnitedHealth Group, Inc.	9,248	418,010
	Universal Health Services, Inc. Class B	4,737	234,055
	WellPoint, Inc.	5,960	415,948
			3,936,585
	Holding Company - Diversified 0.2%
	Leucadia National Corp.	7,535	282,864

	Home Builders 0.3%
	D.R. Horton, Inc.	13,895	161,877
	Pulte Group, Inc. (e)	47,273	349,820
			511,697
	Home Furnishing 0.2%
	Harman International Industries, Inc.	1,200	56,184
	Whirlpool Corp.	3,113	265,726
			321,910
	Household Products & Wares 0.2%
	Fortune Brands, Inc.	473	29,274
	Kimberly-Clark Corp.	5,497	358,789
			388,063
	Insurance 5.6%
	ACE, Ltd.	6,534	422,750
	Aflac, Inc.	7,405	390,836
	Allied World Assurance Co. Holdings, Ltd.	6,196	388,427
	Allstate Corp. (The)	9,724	309,029
	American Financial Group, Inc.	11,584	405,672
	Arch Capital Group, Ltd. (e)	4,744	470,557
	Aspen Insurance Holdings, Ltd.	13,193	363,599
	Assurant, Inc.	5,258	202,486
	Assured Guaranty, Ltd.	3,053	45,490
	Axis Capital Holdings, Ltd.	11,386	397,599
	Berkshire Hathaway, Inc. Class B (e)	3,664	306,420
	Chubb Corp. (The)	5,989	367,186
	Endurance Specialty Holdings, Ltd.	7,613	371,667
	Everest Re Group, Ltd.	3,618	319,035
	Fidelity National Financial, Inc. Class A	3,293	46,530
	Hartford Financial Services Group, Inc. (The)	22,113	595,503
	Loews Corp.	7,387	318,306
	MetLife, Inc.	6,896	308,458
	OneBeacon Insurance Group, Ltd. Class A	4,455	60,276
	PartnerRe, Ltd.	6,232	493,824
	Principal Financial Group, Inc.	462	14,835
	Progressive Corp. (The)	1,432	30,258
	Protective Life Corp.	3,416	90,695
	Prudential Financial, Inc.	5,776	355,686
	Reinsurance Group of America, Inc.	1,049	65,856
	RenaissanceRe Holdings, Ltd.	6,290	433,947
	StanCorp Financial Group, Inc.	5,870	270,724
	Symetra Financial Corp.	14,056	191,162
	Torchmark Corp.	185	12,299
	Transatlantic Holdings, Inc.	2,681	130,484
	Travelers Cos., Inc. (The)	6,781	403,334
	Unum Group	19,632	515,340
	Validus Holdings, Ltd.	12,059	401,926
	XL Group PLC	184	4,526
			9,504,722
	Internet 1.2%
	AOL, Inc. (e)	18,624	363,727
	eBay, Inc. (e)	11,500	356,960
	IAC/InterActiveCorp (e)	11,563	357,181
	Liberty Media Corp. Interactive Class A (e)	11,302	181,284
	Symantec Corp. (e)	22,102	409,771
	Yahoo!, Inc. (e)	17,826	296,803
			1,965,726
	Investment Company 0.2%
	Ares Capital Corp.	17,672	298,657

	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	2,592	521,018

	Iron & Steel 0.2%
	Nucor Corp.	6,586	303,088
	Schnitzer Steel Industries, Inc. Class A	1,835	119,293
			422,381
	Leisure Time 0.2%
	Carnival Corp.	8,877	340,522

	Machinery - Diversified 0.7%
	AGCO Corp. (e)	8,573	471,258
	CNH Global N.V. (e)	6,942	337,034
	Deere & Co.	3,521	341,150
			1,149,442
	Media 3.0%
	Cablevision Systems Corp. Class A	2,968	102,723
	CBS Corp. Class B	13,120	328,525
	Comcast Corp. Class A	16,299	402,911
	DISH Network Corp. Class A (e)	17,634	429,564
	Gannett Co., Inc.	22,633	344,701
	Liberty Global, Inc. Class A (e)	11,940	494,435
	McGraw-Hill Cos., Inc. (The)	10,950	431,430
	News Corp. Class A	21,026	369,217
	Thomson Reuters Corp.	8,860	347,666
	Time Warner Cable, Inc.	5,863	418,266
	Time Warner, Inc.	8,505	303,629
	Viacom, Inc. Class B	6,990	325,175
	Walt Disney Co. (The)	7,305	314,772
	Washington Post Co. Class B	886	387,678
			5,000,692
	Mining 0.3%
¤	Alcoa, Inc.	24,762	437,049

	Miscellaneous - Manufacturing 1.0%
	Danaher Corp.	6,056	314,307
	General Electric Co.	17,764	356,168
	ITT Corp.	3,523	211,556
	Leggett & Platt, Inc.	923	22,614
	Parker Hannifin Corp.	2,600	246,168
	Textron, Inc.	2,424	66,393
	Tyco International, Ltd.	8,968	401,497
			1,618,703
	Oil & Gas 5.7%
	Anadarko Petroleum Corp.	5,171	423,608
	Apache Corp.	2,590	339,083
	Chesapeake Energy Corp.	11,894	398,687
	Chevron Corp.	3,959	425,315
	ConocoPhillips	5,263	420,303
	Devon Energy Corp.	3,995	366,621
	Diamond Offshore Drilling, Inc.	4,785	371,794
	ExxonMobil Corp.	4,845	407,610
	Frontier Oil Corp.	5,858	171,757
	Helmerich & Payne, Inc.	2,279	156,545
	Hess Corp.	5,030	428,606
	Holly Corp.	5,796	352,165
	Marathon Oil Corp.	8,036	428,399
	Murphy Oil Corp.	8,993	660,266
	Newfield Exploration Co. (e)	612	46,518
¤	Noble Energy, Inc.	8,266	798,909
	Occidental Petroleum Corp.	3,573	373,343
	Patterson-UTI Energy, Inc.	15,427	453,400
	Plains Exploration & Production Co. (e)	4,419	160,100
	Sunoco, Inc.	10,622	484,257
	Tesoro Corp. (e)	8,606	230,899
	Unit Corp. (e)	6,251	387,249
¤	Valero Energy Corp.	26,539	791,393
	Whiting Petroleum Corp. (e)	7,999	587,527
			9,664,354
	Oil & Gas Services 1.7%
	Baker Hughes, Inc.	4,430	325,295
	Dresser-Rand Group, Inc. (e)	3,234	173,407
	Exterran Holdings, Inc. (e)	15,711	372,822
	National-Oilwell Varco, Inc.	4,654	368,923
	Oceaneering International, Inc. (e)	5,463	488,665
	Schlumberger, Ltd.	4,145	386,563
	SEACOR Holdings, Inc.	3,972	367,251
	Superior Energy Services, Inc. (e)	10,529	431,689
			2,914,615
	Packaging & Containers 0.0%
	Sealed Air Corp.	2,665	71,049

	Pharmaceuticals 2.3%
	Abbott Laboratories	7,338	359,929
	Bristol-Myers Squibb Co.	11,777	311,266
	Cardinal Health, Inc.	8,783	361,245
	Cephalon, Inc. (e)	5,051	382,765
	Eli Lilly & Co.	10,189	358,347
	Endo Pharmaceuticals Holdings, Inc. (e)	12,197	465,437
	Forest Laboratories, Inc. (e)	17,502	565,315
	McKesson Corp.	5,166	408,372
	Merck & Co., Inc.	10,928	360,733
	Mylan, Inc. (e)	206	4,670
	Pfizer, Inc.	15,576	316,349
			3,894,428
	Pipelines 0.2%
	Williams Cos., Inc.	13,394	417,625

	Real Estate Investment Trusts 3.2%
	Annaly Capital Management, Inc.	37,096	647,325
	Apartment Investment & Management Co. Class A	11,048	281,393
	CommonWealth REIT	939	24,386
	Equity Residential	6,346	357,978
	Federal Realty Investment Trust	3,247	264,825
	General Growth Properties, Inc. (e)	409	6,331
	HCP, Inc.	8,763	332,468
	Health Care REIT, Inc.	9,050	474,582
	Hospitality Properties Trust	17,037	394,407
	Host Hotels & Resorts, Inc.	3,488	61,424
	Kimco Realty Corp.	5,259	96,450
	Liberty Property Trust	281	9,245
	ProLogis	3,719	59,430
	Public Storage	2,813	311,990
	Rayonier, Inc.	6,761	421,278
	Realty Income Corp.	12,270	428,836
	Senior Housing Properties Trust	13,479	310,556
	Simon Property Group, Inc.	2,925	313,443
	Taubman Centers, Inc.	4,736	253,755
	Ventas, Inc.	1,360	73,848
	Weyerhaeuser Co.	9,417	231,658
			5,355,608
	Retail 2.6%
	American Eagle Outfitters, Inc.	24,255	385,412
	Brinker International, Inc.	4,807	121,617
	CVS Caremark Corp.	10,557	362,316
	Foot Locker, Inc.	20,462	403,511
	GameStop Corp. Class A (e)	10,369	233,510
	Gap, Inc. (The)	18,318	415,086
	Kohl's Corp.	6,581	349,056
	Lowe's Cos., Inc.	14,888	393,490
	Macy's, Inc.	19,633	476,296
	Office Depot, Inc. (e)	21,596	99,989
	Signet Jewelers, Ltd. (e)	138	6,351
	Wal-Mart Stores, Inc.	6,763	352,014
	Walgreen Co.	9,597	385,224
	Wendy's/Arby's Group, Inc. Class A	64,798	325,934
			4,309,806
	Semiconductors 1.4%
	Fairchild Semiconductor International, Inc. (e)	21,706	395,049
	Intel Corp.	19,154	386,336
	International Rectifier Corp. (e)	5,280	174,557
	Intersil Corp. Class A	2,258	28,112
	LSI Corp. (e)	48,019	326,529
	MEMC Electronic Materials, Inc. (e)	676	8,761
	Micron Technology, Inc. (e)	53,140	608,984
	Novellus Systems, Inc. (e)	2,755	102,293
	PMC-Sierra, Inc. (e)	519	3,893
	Texas Instruments, Inc.	10,239	353,860
			2,388,374
	Software 0.5%
	Activision Blizzard, Inc.	32,495	356,470
	CA, Inc.	2,504	60,547
	Microsoft Corp.	15,538	394,044
			811,061
	Telecommunications 3.2%
	Amdocs, Ltd. (e)	14,672	423,287
	AT&T, Inc.	12,553	384,122
	Corning, Inc.	18,635	384,440
	EchoStar Corp. Class A (e)	2,855	108,062
	Leap Wireless International, Inc. (e)	7,101	109,995
	MetroPCS Communications, Inc. (e)	26,272	426,657
	Motorola Mobility Holdings, Inc. (e)	16,167	394,475
	Motorola Solutions, Inc. (e)	9,738	435,191
	NII Holdings, Inc. (e)	5,060	210,850
	Qwest Communications International, Inc.	102,264	698,463
	Sprint Nextel Corp. (e)	79,516	368,954
	Telephone and Data Systems, Inc.	1,760	59,312
	Tellabs, Inc.	71,010	372,093
¤	Verizon Communications, Inc.	11,346	437,275
	Virgin Media, Inc.	20,662	574,197
	Windstream Corp.	2,514	32,355
			5,419,728
	Transportation 1.2%
	CSX Corp.	5,363	421,532
	FedEx Corp.	4,503	421,256
	Kirby Corp. (e)	111	6,359
	Norfolk Southern Corp.	5,367	371,772
	Ryder System, Inc.	7,123	360,424
	Union Pacific Corp.	3,762	369,917
			1,951,260
	Water 0.0%
	American Water Works Co., Inc.	35	982

	Total Common Stocks (Cost $95,591,844)		106,335,196

	Exchange Traded Funds 0.8% (f)
	S&P 500 Index― SPDR Trust Series 1	3,993	529,113
¤	S&P MidCap 400 Index― MidCap SPDR Trust Series 1	4,368	784,274

	Total Exchange Traded Funds (Cost $1,201,718)		1,313,387

		Principal Amount	Value
	Short-Term Investments 1.7%
	Financial Company Commercial Paper 1.4%
	BNP Paribas Finance, Inc. 0.13%, due 4/1/11 (g)	2,300,000	2,300,000
	Total Financial Company Commercial Paper (Cost $2,300,000)		2,300,000

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $566,485 (Collateralized by United States Government Obligation securities, with rates between zero coupon and 0.049% and maturity dates between 4/21/11 and 4/30/12, with a Principal Amount of $585,000 and a Market Value of $588,285)	566,485	566,485

	Total Repurchase Agreement (Cost $566,485)		566,485

	Total Short-Term Investments (Cost $2,866,485)		2,866,485

	Total Investments (Cost $158,164,210) (h)	100.9%	170,319,277

	Other Assets, Less Liabilities	(0.9)	(1,439,775)
	Net Assets	100.0%	$168,879,502

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at March 31, 2011.

(c)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(d)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Non-income producing security.
(f)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Interest rate presented is yield to maturity.
(h)	At March 31, 2011, cost is $158,847,805 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$13,443,464
Gross unrealized depreciation	(1,971,992)
Net unrealized appreciation	$11,471,472

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$252,125	$—	$252,125
Corporate Bonds	—	19,842,057	—	19,842,057
Mortgage-Backed Securities	—	1,944,350	—	1,944,350
U.S. Government & Federal Agencies	—	32,827,466	—	32,827,466
Yankee Bonds	—	4,938,211	—	4,938,211
Total Long-Term Bonds	—	59,804,209	—	59,804,209
Common Stocks	106,335,196	—	—	106,335,196
Exchange Traded Funds	1,313,387	—	—	1,313,387
Short-Term Investments
Financial Company Commercial Paper	—	2,300,000	—	2,300,000
Repurchase Agreement	—	566,485	—	566,485
Total Short-Term Investments	—	2,866,485	—	2,866,485
Total Investments in Securities	$107,648,583	$62,670,694	$—	$170,319,277

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction, the financial statements.

MainStay VP Bond Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 2.6%
	Automobile 0.5%
	Harley-Davidson Motorcycle Trust
	Series 2007-3, Class B
	6.04%, due 8/15/14	$1,000,000	$1,042,104
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,500,000	1,512,750
	Navistar Financial Corp. Owner Trust Series 2010-B, Class A2 0.81%, due 1/18/13 (a)	1,000,000	999,952
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	1,000,000	1,000,591
			4,555,397
	Diversified Financial Services 0.2%
	Marriott Vacation Club Owner Trust
	Series 2007-2A, Class A
	5.808%, due 10/20/29 (a)	1,740,801	1,822,518

	Home Equity 1.7%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32	406,849	411,474
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	630,243	609,550
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	422,229	425,522
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	548,444	552,093
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	459,098	316,230
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (c)	1,223,883	790,420
	Series 2006-S5, Class A3 5.762%, due 6/25/35	1,268,714	652,581
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (c)	609,892	433,707
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 4.761%, due 2/25/37	1,000,000	573,148
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	355,824
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,356,094	1,379,277
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3 5.532%, due 11/25/36	1,000,000	927,382
	Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	615,651
	Series 2006-WF1, Class A6 6.00%, due 7/25/36	917,855	577,544
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	1,900,682	1,254,350
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (c)	2,352,219	2,330,880
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	603,303	612,506
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	1,357,771	1,241,801
			14,059,940
	Student Loans 0.2%
	CNH Equipment Trust Series 2010-C, Class A3 1.17%, due 5/15/15	1,000,000	998,535
	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 2.12%, due 2/1/16	814,689	829,550
			1,828,085
	Total Asset-Backed Securities (Cost $25,457,461)		22,265,940

	Corporate Bonds 23.4%
	Aerospace & Defense 0.6%
	L-3 Communications Corp. 5.20%, due 10/15/19	1,200,000	1,251,676
	Lockheed Martin Corp. 4.25%, due 11/15/19	2,000,000	2,016,974
	Northrop Grumman Corp. 5.05%, due 8/1/19	780,000	827,803
	Raytheon Co. 6.40%, due 12/15/18	1,175,000	1,371,327
			5,467,780
	Agriculture 0.5%
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18	1,000,000	1,111,622
	5.765%, due 3/1/41	3,000,000	3,071,613
			4,183,235
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 3.00%, due 3/28/16 (a)	1,000,000	992,675

	Banks 3.7%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,216,060
¤	Bank of America Corp.
	3.625%, due 3/17/16	4,025,000	3,968,320
	5.625%, due 7/1/20	925,000	949,675
	5.65%, due 5/1/18	1,300,000	1,358,607
	BB&T Corp. 3.20%, due 3/15/16	1,350,000	1,340,759
	Citigroup, Inc. 6.00%, due 8/15/17	2,750,000	2,987,603
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	1,000,000	1,015,335
	6.15%, due 4/1/18	2,000,000	2,168,354
	6.25%, due 2/1/41	550,000	547,722
	JPMorgan Chase & Co. 4.40%, due 7/22/20	2,875,000	2,778,265
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	1,550,000	1,695,341
	KeyBank N.A. 5.80%, due 7/1/14	740,000	808,167
	KeyCorp 6.50%, due 5/14/13	1,500,000	1,634,910
	Morgan Stanley
	5.50%, due 1/26/20	2,300,000	2,310,007
	5.625%, due 9/23/19	800,000	817,068
	SunTrust Bank 5.20%, due 1/17/17	134,000	133,632
	SunTrust Banks, Inc. 3.60%, due 4/15/16	1,200,000	1,192,843
	Wells Fargo & Co.
	3.75%, due 10/1/14	2,000,000	2,095,606
	4.60%, due 4/1/21	2,250,000	2,225,036
			32,243,310
	Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	3,500,000	3,696,899
	4.375%, due 2/15/21	1,050,000	1,046,170
			4,743,069
	Building Materials 0.5%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	675,657
	Masco Corp. 4.80%, due 6/15/15	3,500,000	3,477,968
			4,153,625
	Chemicals 0.6%
	Dow Chemical Co. (The)
	4.25%, due 11/15/20	750,000	716,275
	5.70%, due 5/15/18	2,750,000	2,963,403
	Eastman Chemical Co. 3.00%, due 12/15/15	1,075,000	1,065,663
			4,745,341
	Commercial Services 0.0%‡
	McKesson Corp. 5.25%, due 3/1/13	375,000	401,708

	Diversified Financial Services 1.0%
¤	General Electric Capital Corp.
	2.125%, due 12/21/12 (d)	4,000,000	4,094,496
	5.625%, due 5/1/18	3,000,000	3,243,357
	5.875%, due 1/14/38	1,000,000	987,274
			8,325,127
	Electric 3.1%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	1,830,202
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,216,044
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	538,771
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,417,533
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,396,930
	Duke Energy Corp. 3.35%, due 4/1/15	2,500,000	2,553,352
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	522,940
	Florida Power Corp. 4.55%, due 4/1/20	1,700,000	1,750,063
	Great Plains Energy, Inc. 2.75%, due 8/15/13	2,000,000	2,024,914
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,055,002
	Nisource Finance Corp. 5.40%, due 7/15/14	890,000	972,372
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	2,707,640
	Peco Energy Co. 5.35%, due 3/1/18	1,500,000	1,644,387
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	984,139
	San Diego Gas & Electric Co. 4.50%, due 8/15/40	2,000,000	1,771,654
	South Carolina Electric & Gas Co. 6.50%, due 11/1/18	600,000	703,385
	Union Electric Co.
	5.30%, due 8/1/37	800,000	775,870
	6.70%, due 2/1/19	1,500,000	1,731,059
			26,596,257
	Electronics 0.2%
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	1,800,000	1,830,191

	Finance - Credit Card 0.5%
	American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,677,246
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,875,000	2,357,552
			4,034,798
	Finance - Investment Banker/Broker 0.5%
	Citigroup Funding, Inc. 2.25%, due 12/10/12 (d)	4,000,000	4,100,900

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	1,000,000	1,106,007

	Food 0.6%
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,464,134
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,205,108
	Safeway, Inc. 6.25%, due 3/15/14	1,750,000	1,934,935
			5,604,177
	Forest Products & Paper 0.2%
	International Paper Co. 7.30%, due 11/15/39	1,225,000	1,370,483

	Gas 0.2%
	KeySpan Gas East Corp. 5.819%, due 4/1/41 (a)	2,000,000	2,000,264

	Health Care - Services 0.3%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	1,718,000	1,872,866
	WellPoint, Inc. 5.80%, due 8/15/40	1,000,000	983,300
			2,856,166
	Insurance 1.8%
	ACE INA Holdings, Inc. 2.60%, due 11/23/15	1,675,000	1,627,855
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	1,050,000	1,067,861
	Lincoln National Corp. 6.25%, due 2/15/20	2,850,000	3,141,686
	MetLife Global Funding I
	3.125%, due 1/11/16 (a)	2,600,000	2,577,435
	5.125%, due 6/10/14 (a)	2,700,000	2,926,236
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,803,016
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,029,542
			15,173,631
	Lodging 0.7%
	Marriott International, Inc.
	5.625%, due 2/15/13	940,000	1,005,632
	6.20%, due 6/15/16	1,850,000	2,060,713
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	2,650,000	2,808,046
			5,874,391
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,161,752

	Media 1.7%
	CBS Corp. 4.625%, due 5/15/18	950,000	956,791
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	863,297
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	1,025,000	1,027,225
	4.60%, due 2/15/21	2,000,000	1,949,746
	NBC Universal, Inc.
	4.375%, due 4/1/21 (a)	1,800,000	1,723,302
	5.15%, due 4/30/20 (a)	1,800,000	1,855,168
	News America, Inc. 6.40%, due 12/15/35	2,500,000	2,572,122
	TCM Sub LLC 3.55%, due 1/15/15 (a)	2,900,000	2,935,644
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	978,793
			14,862,088
	Mining 0.6%
	Alcoa, Inc. 6.15%, due 8/15/20	2,800,000	2,958,824
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	1,950,000	1,817,788
			4,776,612
	Miscellaneous - Manufacturing 0.3%
	ITT Corp. 4.90%, due 5/1/14	2,250,000	2,406,771

	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	1,800,000	1,738,969
	Marathon Petroleum Corp. 3.50%, due 3/1/16 (a)	1,400,000	1,403,674
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	629,550
	Noble Energy, Inc. 6.00%, due 3/1/41	1,350,000	1,355,901
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,115,996
			7,244,090
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,587,725

	Pharmaceuticals 0.1%
	Eli Lilly & Co. 5.50%, due 3/15/27	1,200,000	1,277,431

	Pipelines 1.2%
	Buckeye Partners, L.P. 4.875%, due 2/1/21	2,250,000	2,235,031
	Enterprise Products Operating LLC 3.20%, due 2/1/16	2,000,000	1,987,530
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	1,200,000	1,210,359
	ONEOK Partners, L.P. 3.25%, due 2/1/16	2,650,000	2,636,922
	Williams Partners, L.P. 3.80%, due 2/15/15	2,340,000	2,422,321
			10,492,163
	Real Estate Investment Trusts 0.9%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	2,871,312
	Developers Diversified Realty Corp. 4.75%, due 4/15/18	2,000,000	1,946,818
	Hospitality Properties Trust 6.30%, due 6/15/16	1,250,000	1,367,238
	UDR, Inc. 5.25%, due 1/15/15	1,600,000	1,679,067
			7,864,435
	Retail 0.4%
	Home Depot, Inc. 5.95%, due 4/1/41	2,000,000	1,994,428
	Wal-Mart Stores, Inc. 5.00%, due 10/25/40	1,500,000	1,395,147
			3,389,575
	Telecommunications 0.8%
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,927,221
	Embarq Corp. 7.995%, due 6/1/36	250,000	281,850
	SBC Communications, Inc. 5.10%, due 9/15/14	1,500,000	1,640,333
	Verizon Communications, Inc.
	4.60%, due 4/1/21	600,000	597,431
	7.35%, due 4/1/39	2,000,000	2,331,162
			6,777,997
	Transportation 0.3%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	1,000,000	1,012,713
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,463,237
			2,475,950
	Trucking & Leasing 0.2%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,105,274

	Total Corporate Bonds (Cost $194,251,024)		202,224,998

	Medium Term Note 0.1%
	Banks 0.1%
	Morgan Stanley 6.625%, due 4/1/18	600,000	659,469

	Total Medium Term Note (Cost $613,444)		659,469

	Mortgage-Backed Securities 6.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.4%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.741%, due 5/10/45 (e)	3,600,000	3,909,914
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	812,398	549,390
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11, Class A3 5.455%, due 3/11/39 (e)	1,000,000	1,037,438
	Series 2006-PW11, Class AM 5.455%, due 3/11/39 (e)	500,000	520,802
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,040,560
	Series 2006-PW12, Class AAB 5.698%, due 9/11/38 (e)	1,000,000	1,065,154
	Series 2007-PW16, Class A4 5.718%, due 6/11/40 (e)	1,700,000	1,833,106
	Series 2007-T28, Class A3 5.793%, due 9/11/42	5,000,000	5,280,760
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	3,952,271
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	1,900,000	2,003,225
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.441%, due 2/15/39 (c)	5,000,000	5,156,590
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	2,000,000	2,116,927
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	1,000,000	1,060,848
	Series 2006-LDP7, Class A4 5.863%, due 4/15/45 (e)	2,000,000	2,197,655
	Series 2007-LD12, Class A3 5.987%, due 2/15/51 (e)	1,000,000	1,060,870
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	1,000,000	1,064,553
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,046,046
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3 5.289%, due 1/12/44 (c)	2,500,000	2,574,003
	Series 2007-C1, Class A3 5.828%, due 6/12/50 (e)	2,240,000	2,338,908
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49 (e)	2,080,000	2,182,849
	Series 2007-8, Class A2 5.928%, due 8/12/49 (e)	1,000,000	1,035,462
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.402%, due 3/12/44 (e)	2,000,000	2,154,956
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (c)	1,500,000	1,574,488
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	1,000,000	1,048,365
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	1,000,000	1,049,354
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.49%, due 9/25/36 (e)	1,000,000	775,081
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	1,960,649	1,098,754
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM 5.339%, due 11/15/48	2,000,000	2,009,147
	Series 2006-C28, Class A4 5.572%, due 10/15/48	2,200,000	2,327,075

	Total Mortgage-Backed Securities (Cost $51,662,456)		55,064,551

	U.S. Government & Federal Agencies 61.0%
¤	Federal Home Loan Mortgage Corporation 1.7%
	3.75%, due 6/28/13	6,900,000	7,332,692
	4.75%, due 1/19/16	2,000,000	2,215,232
	5.50%, due 7/18/16	4,000,000	4,577,836
	5.50%, due 2/1/40	774,512	826,899
			14,952,659
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 13.2%
	4.00%, due 6/1/23 TBA (f)	1,000,000	1,027,656
	4.00%, due 1/1/25	548,352	564,546
	4.00%, due 3/1/25	707,107	727,988
	4.00%, due 1/1/39	904,263	889,735
	4.00%, due 9/1/39	2,820,772	2,773,690
	4.00%, due 12/1/39 TBA (f)	500,000	490,938
	4.00%, due 11/1/40	1,983,831	1,951,958
	4.50%, due 4/1/22	599,439	632,578
	4.50%, due 4/1/23	140,873	147,912
	4.50%, due 6/1/24	320,109	335,805
	4.50%, due 7/1/24	747,764	784,430
	4.50%, due 5/1/25	1,410,307	1,481,664
	4.50%, due 9/1/35	968,504	991,381
	4.50%, due 9/1/38	764,947	779,669
	4.50%, due 2/1/39	1,308,532	1,332,490
	4.50%, due 4/1/39	1,353,948	1,378,315
	4.50%, due 6/1/39	2,537,605	2,583,273
	4.50%, due 11/1/39	7,111,107	7,239,080
	4.50%, due 12/1/39	944,140	961,131
	4.50%, due 2/1/40	9,534,712	9,706,302
	4.50%, due 4/1/40	882,196	898,072
	4.50%, due 8/1/40	890,415	905,882
	4.50%, due 9/1/40	2,922,561	2,973,330
	4.50%, due 11/1/40	3,975,866	4,044,932
	5.00%, due 4/1/23	415,493	443,633
	5.00%, due 1/1/25	7,857,698	8,357,956
	5.00%, due 6/1/25	816,246	866,937
	5.00%, due 8/1/35	540,997	567,386
	5.00%, due 8/1/37	2,421,661	2,532,216
	5.00%, due 2/1/38	693,563	725,009
	5.00%, due 4/1/38	452,833	473,364
	5.00%, due 9/1/38	227,252	237,556
	5.00%, due 2/1/39	2,931,092	3,063,988
	5.00%, due 3/1/40	4,390,853	4,588,563
	5.00%, due 4/1/40	893,295	933,518
	5.50%, due 12/1/18	497,963	539,328
	5.50%, due 9/1/21	561,334	607,262
	5.50%, due 9/1/22	475,656	516,655
	5.50%, due 8/1/37	940,595	1,007,817
	5.50%, due 9/1/37	5,399,549	5,772,356
	5.50%, due 1/1/38	3,764,546	4,024,466
	5.50%, due 8/1/38	2,388,831	2,550,406
	5.50%, due 9/1/38	1,560,805	1,666,374
	5.50%, due 10/1/38	2,207,395	2,356,699
	5.50%, due 12/1/38	6,037,610	6,445,981
	5.50%, due 1/1/39	1,915,835	2,048,113
	6.00%, due 7/1/21	1,456,642	1,595,023
	6.00%, due 8/1/36	2,513,520	2,742,440
	6.00%, due 2/1/37	388,190	423,544
	6.00%, due 9/1/37	2,459,292	2,676,356
	6.00%, due 11/1/37	1,164,294	1,267,058
	6.00%, due 12/1/37	4,396,190	4,784,211
	6.00%, due 10/1/38	38,917	42,327
	6.50%, due 7/1/17	150,264	163,881
	6.50%, due 11/1/35	190,873	214,997
	6.50%, due 8/1/37	368,797	413,334
	6.50%, due 11/1/37	699,131	783,560
	6.50%, due 9/1/39	1,798,935	2,016,179
	7.00%, due 1/1/33	857,166	987,344
	7.00%, due 9/1/33	236,292	272,264
			114,310,858
¤	Federal National Mortgage Association 1.6%
	2.75%, due 3/13/14	6,600,000	6,859,934
	4.625%, due 10/15/13	6,000,000	6,514,794
			13,374,728
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.0%
	3.50%, due 11/1/25	981,080	985,038
	3.50%, due 11/1/40	884,401	833,882
	4.00%, due 10/1/20	560	585
	4.00%, due 3/1/22	280,771	289,691
	4.00%, due 1/1/24 TBA (f)	11,000,000	11,302,500
	4.00%, due 12/1/24	357,131	367,622
	4.00%, due 12/1/25	4,837,340	4,980,192
	4.00%, due 9/1/40	863,886	850,983
	4.00%, due 10/1/40	2,915,955	2,872,404
	4.00%, due 11/1/40	3,465,379	3,413,622
	4.50%, due 5/1/24	4,363,727	4,583,835
	4.50%, due 2/1/39 TBA (f)	1,300,000	1,322,953
	4.50%, due 3/1/40	3,600,054	3,668,779
	4.50%, due 9/1/40	198,256	202,041
	5.00%, due 5/1/19 TBA (f)	1,000,000	1,062,344
	5.00%, due 1/1/21	101,330	108,367
	5.00%, due 4/1/23	1,080,765	1,150,078
	5.00%, due 9/1/23	403,005	428,473
	5.00%, due 12/1/23	5,437,720	5,781,363
	5.00%, due 3/1/34	1,616,327	1,707,097
	5.00%, due 4/1/34	4,180,197	4,414,949
	5.00%, due 2/1/36	1,964,132	2,067,068
	5.00%, due 6/1/36 TBA (f)	1,500,000	1,569,141
	5.00%, due 5/1/37	7,770	8,143
	5.00%, due 2/1/38	1,041,708	1,091,419
	5.00%, due 3/1/38	543,624	571,095
	5.00%, due 4/1/38	4,156,088	4,354,418
	5.00%, due 5/1/38	8,861,206	9,284,068
	5.00%, due 7/1/38	923,854	977,999
	5.00%, due 6/1/39	1,527,226	1,600,583
	5.00%, due 10/1/39	5,468,518	5,748,277
	5.50%, due 5/1/16	33,527	36,194
	5.50%, due 1/1/21	14,364	15,588
	5.50%, due 12/1/21	51,362	55,644
	5.50%, due 1/1/22	321,960	348,805
	5.50%, due 2/1/22	20,608	22,316
	5.50%, due 4/1/35 TBA (f)	1,500,000	1,604,063
	5.50%, due 7/1/35	247,005	265,439
	5.50%, due 4/1/36	608,682	652,778
	5.50%, due 12/1/36	877,902	941,501
	5.50%, due 2/1/37	4,174,463	4,475,646
	5.50%, due 6/1/37	741,552	794,810
	5.50%, due 8/1/37	1,376,953	1,479,718
	5.50%, due 12/1/37	835,481	895,486
	5.50%, due 2/1/38	933,837	999,738
	5.50%, due 3/1/38	4,204,040	4,500,718
	5.50%, due 4/1/38	905,125	970,131
	5.50%, due 7/1/38	903,854	967,639
	5.50%, due 9/1/38	737,527	789,575
	6.00%, due 9/1/35 TBA (f)	1,000,000	1,087,500
	6.00%, due 1/1/36	10,487	11,455
	6.00%, due 3/1/36	420,931	459,794
	6.00%, due 10/1/38	4,149,981	4,521,458
	6.00%, due 12/1/38	4,654,485	5,069,666
	6.50%, due 10/1/36	721,356	811,060
	6.50%, due 1/1/37	1,304,555	1,466,785
	6.50%, due 8/1/37	189,044	212,140
	6.50%, due 10/1/37	636,744	714,534
	7.00%, due 9/1/37	204,543	234,102
	7.00%, due 10/1/37	10,260	11,743
	7.00%, due 11/1/37	21,167	24,226
	7.50%, due 7/1/28	76,896	89,065
			112,128,326
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 5.3%
	4.50%, due 9/15/35	294,294	305,253
	4.50%, due 1/15/39	845,825	874,151
	4.50%, due 5/15/39	5,453,281	5,635,909
	4.50%, due 6/15/39	2,837,179	2,932,194
	4.50%, due 11/15/39	6,000,000	6,200,938
	4.50%, due 1/1/40 TBA (f)	1,000,000	1,029,687
	4.50%, due 2/15/40	914,717	945,351
	4.50%, due 5/15/40	916,063	946,742
	4.50%, due 6/15/40	969,037	1,001,489
	4.50%, due 6/20/40	2,983,642	3,078,434
	5.00%, due 1/15/39	342,759	364,128
	5.00%, due 3/15/39	2,802,883	2,977,626
	5.00%, due 8/15/39	345,872	367,435
	5.00%, due 10/15/39	958,063	1,017,792
	5.00%, due 7/15/40	1,782,417	1,893,539
	5.50%, due 7/15/35	265,011	288,310
	5.50%, due 8/15/35	286,720	311,927
	5.50%, due 5/15/36	345,862	375,513
	5.50%, due 7/1/36 TBA (f)	500,000	540,156
	5.50%, due 7/15/36	223,870	243,062
	5.50%, due 6/15/38	538,289	583,763
	5.50%, due 8/15/38	736,576	798,802
	5.50%, due 1/15/39	332,856	360,976
	5.50%, due 3/20/39	2,944,579	3,170,533
	5.50%, due 7/15/39	838,012	908,806
	5.50%, due 12/15/39	289,813	314,297
	6.00%, due 1/15/36	562,339	620,096
	6.00%, due 11/15/37	302,235	332,994
	6.00%, due 12/15/37	1,882,823	2,074,047
	6.00%, due 9/15/38	1,969,513	2,169,336
	6.00%, due 10/15/38	1,086,364	1,196,585
	6.50%, due 1/15/36	335,462	379,282
	6.50%, due 3/15/36	240,567	273,569
	6.50%, due 6/15/36	415,790	470,103
	6.50%, due 9/15/36	94,280	106,743
	6.50%, due 7/15/37	442,018	498,858
	7.00%, due 7/15/31	77,720	89,990
			45,678,416
¤	United States Treasury Bonds 1.5%
	4.25%, due 11/15/40	8,880,000	8,492,885
	4.75%, due 2/15/41	3,000,000	3,118,125
	6.25%, due 8/15/23	1,300,000	1,614,438
			13,225,448
¤	United States Treasury Notes 24.7%
	0.50%, due 11/15/13	7,000,000	6,894,454
	0.625%, due 12/31/12	1,800,000	1,798,454
	0.625%, due 1/31/13	26,930,000	26,881,607
	0.625%, due 2/28/13	2,420,000	2,414,044
	0.75%, due 9/15/13	9,500,000	9,439,884
	0.75%, due 12/15/13	2,870,000	2,841,076
	1.00%, due 7/15/13	9,700,000	9,715,132
	1.125%, due 12/15/12	6,210,000	6,259,003
	1.25%, due 2/15/14	3,140,000	3,141,963
	1.25%, due 3/15/14	7,640,000	7,637,632
	1.375%, due 1/15/13	7,925,000	8,018,800
	2.00%, due 1/31/16	1,190,000	1,181,353
	2.125%, due 2/29/16	17,215,000	17,161,203
	2.25%, due 3/31/16	16,500,000	16,519,305
	2.375%, due 7/31/17	5,300,000	5,194,000
	2.50%, due 3/31/15	1,740,000	1,789,625
	2.625%, due 11/15/20	6,425,000	5,995,328
	2.75%, due 12/31/17	5,400,000	5,375,111
	3.125%, due 4/30/17	8,300,000	8,530,840
	3.25%, due 6/30/16	18,700,000	19,564,875
	3.375%, due 11/15/19	5,360,000	5,418,628
	3.625%, due 2/15/21	40,635,000	41,212,789
			212,985,106
	Total U.S. Government & Federal Agencies (Cost $521,453,543)		526,655,541

	Yankee Bonds 5.8% (g)
	Banks 2.1%
	Bank of Nova Scotia 1.65%, due 10/29/15 (a)	4,000,000	3,837,176
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, due 1/11/21	2,500,000	2,517,288
	Credit Suisse A.G. 5.40%, due 1/14/20	750,000	757,482
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,025,000	1,077,451
	HSBC Bank PLC
	3.50%, due 6/28/15 (a)	2,450,000	2,481,813
	4.125%, due 8/12/20 (a)	1,800,000	1,722,510
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	800,000	844,659
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	1,000,000	1,072,114
	UBS AG/Stamford CT 2.25%, due 1/28/14	4,000,000	4,007,512
			18,318,005
	Beverages 0.2%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	1,961,638

	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 5.625%, due 12/1/40	1,150,000	1,151,059

	Finance - Investment Banker/Broker 0.3%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	3,000,000	2,883,018

	Iron & Steel 0.4%
	ArcelorMittal 5.50%, due 3/1/21	3,025,000	2,980,856

	Mining 0.1%
	Teck Resources, Ltd. 3.85%, due 8/15/17	700,000	700,719

	Oil & Gas 0.5%
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	744,268
	Petroleos Mexicanos 4.875%, due 3/15/15	800,000	852,000
	Total Capital S.A. 2.30%, due 3/15/16	2,250,000	2,191,153
			3,787,421
	Pharmaceuticals 0.4%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	1,575,000	1,704,935
	Sanofi-Aventis S.A. 4.00%, due 3/29/21	1,550,000	1,524,425
			3,229,360
	Pipelines 0.1%
	TransCanada Pipelines, Ltd. 7.25%, due 8/15/38	1,000,000	1,194,779

	Telecommunications 1.6%
	America Movil SAB de C.V. 6.125%, due 3/30/40	2,000,000	2,090,968
	Deutsche Telekom International Finance B.V.
	6.00%, due 7/8/19	2,800,000	3,200,084
	6.75%, due 8/20/18	1,920,000	2,265,786
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	258,765
	Telefonica Emisiones SAU
	5.134%, due 4/27/20	2,225,000	2,213,782
	5.462%, due 2/16/21	1,900,000	1,924,149
	Vodafone Group PLC 5.625%, due 2/27/17	1,750,000	1,933,601
			13,887,135
	Total Yankee Bonds (Cost $48,115,144)		50,093,990

	Total Long-Term Bonds (Cost $841,553,072)		856,964,489

	Short-Term Investments 4.8%
	Financial Company Commercial Paper 4.0%
	BNP Paribas Finance, Inc. 0.13%, due 4/1/11 (h)	34,300,000	34,299,876

	Total Financial Company Commercial Paper (Cost $34,300,000)		34,299,876

	Other Commercial Paper 0.8%
	Wisconsin Power and Light Co. 0.25%, due 4/1/11 (h)	7,400,000	7,400,000

	Total Other Commercial Paper (Cost $7,400,000)		7,400,000

	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $315,598 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $325,000 and a Market Value of $324,991)	315,598	315,598

	Total Repurchase Agreement (Cost $315,598)		315,598

	Total Short-Term Investments (Cost $42,015,598)		42,015,474

	Total Investments (Cost $883,568,670) (i)	104.1%	898,979,963
	Other Assets, Less Liabilities	(4.1)	(35,059,994)
	Net Assets	100.0%	$863,919,969

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2011 is $4,567,023, which represents 0.5% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at March 31, 2011.

(f)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2011 is $21,036,938, which represents 2.4% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At March 31, 2011, cost is $883,874,423 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$24,522,689
Gross unrealized depreciation	(9,417,149)
Net unrealized appreciation	$15,105,540

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$22,265,940	$—	$22,265,940
Corporate Bonds	—	202,224,998	—	202,224,998
Medium Term Note	—	659,469	—	659,469
Mortgage-Backed Securities	—	55,064,551	—	55,064,551
U.S. Government & Federal Agencies	—	526,655,541	—	526,655,541
Yankee Bonds	—	50,093,990	—	50,093,990
Total Long-Term Bonds	—	856,964,489	—	856,964,489
Short-Term Investments
Financial Company Commercial Paper	—	34,299,876	—	34,299,876
Other Commercial Paper	—	7,400,000	—	7,400,000
Repurchase Agreement	—	315,598	—	315,598
Total Short-Term Investments	—	42,015,474	—	42,015,474
Total Investments in Securities	$—	$898,979,963	$—	$898,979,963
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments March 31, 2011 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 99.8%†
Asset-Backed Commercial Paper 1.3%
Straight-A Funding LLC
0.25%, due 4/6/11 (a)(b)	$8,300,000	$8,299,712
		8,299,712
Financial Company Commercial Paper 13.2%
Bank of America Corp. 0.24%, due 5/9/11 (a)	8,000,000	7,997,973
BNP Paribas Finance, Inc.
0.21%, due 4/20/11 (a)	8,250,000	8,249,086
0.23%, due 4/4/11 (a)	5,000,000	4,999,904
Caterpillar Financial Services Corp.
0.20%, due 4/12/11 (a)	8,275,000	8,274,494
John Deere Bank SA
0.19%, due 4/26/11 (a)(b)	6,600,000	6,599,129
John Deere Credit, Ltd.
0.19%, due 4/15/11 (a)(b)	6,400,000	6,399,527
Kreditanstalt fuer Wiederaufbau
0.18%, due 4/7/11 (a)(b)	8,000,000	7,999,760
National Cooperative Services
0.28%, due 4/7/11 (a)(b)	4,705,000	4,704,781
National Rural Utilities Cooperative Finance Corp.
0.26%, due 4/18/11 (a)	4,550,000	4,549,441
PACCAR Financial Corp.
0.24%, due 4/21/11 (a)	3,900,000	3,899,480
0.24%, due 5/12/11 (a)	6,610,000	6,608,193
Private Export Funding Corp.
0.31%, due 5/11/11 (a)(b)	8,435,000	8,432,095
Toyota Motor Credit Corp.
0.20%, due 4/28/11 (a)	8,290,000	8,288,757
		87,002,620
Government Agency Debt 9.1%
Federal Farm Credit Bank
0.18%, due 11/4/11 (c)	6,880,000	6,880,000
0.212%, due 9/16/11 (c)	5,250,000	5,249,879
0.25%, due 1/12/12 (c)	8,320,000	8,320,000
Federal Home Loan Bank
0.23%, due 1/24/12 (c)	6,640,000	6,640,000
0.252%, due 7/29/11 (c)	8,750,000	8,750,000
0.34%, due 11/15/11	8,565,000	8,565,000
Federal Home Loan Mortgage Corporation (Discount Note)
0.25%, due 5/2/11 (a)	2,275,000	2,274,510
Federal National Mortgage Association
0.214%, due 9/19/11 (c)	8,500,000	8,500,211
Federal National Mortgage Association (Discount Note)
0.25%, due 4/11/11 (a)	4,420,000	4,419,693
		59,599,293
Other Commercial Paper 39.4%
American Water Capital Corp.
0.32%, due 4/8/11 (a)(b)	1,683,000	1,682,895
Archer-Daniels-Midland Co.
0.20%, due 5/12/11 (a)(b)	7,500,000	7,498,292
0.28%, due 5/10/11 (a)(b)	8,250,000	8,247,498
AT&T, Inc.
0.23%, due 4/4/11 (a)(b)	6,000,000	5,999,885
0.23%, due 4/13/11 (a)(b)	6,610,000	6,609,493
Basin Electric Power Cooperative, Inc.
0.20%, due 5/6/11 (a)(b)	8,250,000	8,248,396
0.21%, due 4/1/11 (a)(b)	5,215,000	5,215,000
0.21%, due 4/5/11 (a)(b)	1,310,000	1,309,969
Campbell Soup Co.
0.401%, due 11/29/11 (a)(b)	6,620,000	6,602,200
Clorox Co.
0.30%, due 4/20/11 (a)(b)	1,985,000	1,984,686
Coca-Cola Co. (The)
0.17%, due 5/17/11 (a)(b)	8,250,000	8,248,208
0.20%, due 5/9/11 (a)(b)	8,260,000	8,258,256
Ecolab, Inc.
0.17%, due 4/27/11 (a)(b)	8,250,000	8,248,987
0.18%, due 4/13/11 (a)(b)	8,000,000	7,999,520
Emerson Electric Co.
0.15%, due 4/5/11 (a)(b)	7,000,000	6,999,883
General Electric Co.
0.19%, due 6/14/11 (a)	6,600,000	6,597,422
Google, Inc.
0.15%, due 4/21/11 (a)(b)	8,250,000	8,249,312
0.16%, due 4/11/11 (a)(b)	7,475,000	7,474,668
H.J. Heinz Finance Co.
0.29%, due 4/26/11 (a)(b)	2,600,000	2,599,476
Hewlett-Packard Co.
0.16%, due 4/14/11 (a)(b)	8,250,000	8,249,523
Honeywell International, Inc.
0.24%, due 6/28/11 (a)(b)	6,400,000	6,396,245
Illinois Tool Works, Inc.
0.16%, due 4/8/11 (a)(b)	8,070,000	8,069,749
Kellogg Co.
0.28%, due 4/18/11 (a)(b)	2,600,000	2,599,656
Nestle Capital Corp.
0.24%, due 4/1/11 (a)(b)	8,750,000	8,750,000
NSTAR
0.20%, due 4/1/11 (a)(b)	4,950,000	4,950,000
NSTAR Electric Co.
0.17%, due 4/5/11 (a)	4,950,000	4,949,907
PepsiCo, Inc.
0.16%, due 4/14/11 (a)(b)	4,955,000	4,954,714
0.16%, due 5/23/11 (a)(b)	3,300,000	3,299,237
Procter & Gamble Co. (The)
0.19%, due 6/3/11 (a)(b)	8,070,000	8,067,317
Roche Holdings, Inc.
0.17%, due 4/5/11 (a)(b)	3,365,000	3,364,936
0.17%, due 4/11/11 (a)(b)	6,635,000	6,634,687
0.17%, due 4/18/11 (a)(b)	6,585,000	6,584,471
Schlumberger Technology Corp.
0.18%, due 4/27/11 (a)(b)	3,300,000	3,299,571
0.24%, due 5/31/11 (a)(b)	3,300,000	3,298,680
0.24%, due 6/20/11 (a)(b)	2,591,000	2,589,618
Societe Generale North America, Inc.
0.24%, due 4/25/11 (a)	8,250,000	8,248,680
0.32%, due 4/1/11 (a)	8,240,000	8,240,000
South Carolina Electric & Gas Co.
0.33%, due 4/13/11 (a)	2,645,000	2,644,709
Southern Co.
0.25%, due 4/19/11 (a)(b)	3,200,000	3,199,600
Southern Co. Funding Corp.
0.24%, due 4/6/11 (a)(b)	6,400,000	6,399,787
0.26%, due 4/12/11 (a)(b)	6,240,000	6,239,504
Virginia Electric and Power Co.
0.33%, due 4/5/11 (a)	2,645,000	2,644,903
Wal-Mart Stores, Inc.
0.15%, due 4/20/11 (a)(b)	6,600,000	6,599,478
WW Grainger, Inc.
0.17%, due 4/13/11 (a)	8,000,000	7,999,547
0.18%, due 4/8/11 (a)	3,295,000	3,294,885
		259,643,450
Other Notes 9.3%
Ally Auto Receivables Trust
Series 2011-1, Class A1 0.315%, due 2/15/12	2,900,119	2,900,119
Series 2010-4, Class A1 0.336%, due 11/15/11	960,370	960,370
BMW Vehicle Lease Trust
Series 2010-1, Class A1 0.298%, due 10/17/11	636,007	636,007
CarMax Auto Owner Trust
Series 2010-3, Class A1 0.313%, due 11/15/11	716,470	716,470
Series 2011-1, Class A1 0.334%, due 3/15/12	1,950,000	1,950,000
CNH Equipment Trust
Series 2010-C, Class A1 0.427%, due 12/9/11	1,518,418	1,518,418
Ford Credit Auto Owner Trust
Series 2011-A, Class A1 0.289%, due 2/15/12 (b)	2,031,838	2,031,838
GE Equipment Midticket LLC
Series 2010-1, Class A1 0.351%, due 9/14/11 (b)	235,275	235,275
GE Equipment Small Ticket LLC
Series 2011-1A, Class A1 0.383%, due 2/21/12 (b)	1,546,591	1,546,591
Great America Leasing Receivables
Series 2011-1, Class A1 0.405%, due 3/15/12 (b)	2,854,038	2,854,038
Holmes Master Issuer PLC
Series 2010-1A, Class A1 0.405%, due 10/15/11 (b)(c)	3,400,000	3,400,000
Hyundai Auto Receivables Trust
Series 2011-A, Class A1 0.318%, due 2/15/12	2,408,356	2,408,356
Series 2010-B, Class A1 0.371%, due 9/15/11	164,645	164,645
Macquarie Equipment Funding Trust
Series 2011-A, Class A1 0.432%, due 3/20/12 (b)	2,468,376	2,468,376
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A1 0.308%, due 3/15/12 (b)	2,293,865	2,293,865
Navistar Financial Corp. Owner Trust
Series 2010-B, Class A1 0.345%, due 10/18/11 (b)	1,062,156	1,062,156
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A1 0.356%, due 10/17/11	1,192,797	1,192,797
PepsiCo, Inc.
0.333%, due 7/15/11 (c)	5,250,000	5,250,782
Sanofi-Aventis SA.
0.358%, due 3/28/12 (c)	8,215,000	8,215,000
Toronto-Dominion Bank (The)
0.20%, due 4/19/11	8,070,000	8,070,000
0.307%, due 1/12/12 (c)	6,640,000	6,640,000
Volkswagen Auto Lease Trust
Series 2010-A, Class A1 0.299%, due 11/21/11	1,442,036	1,442,036
World Omni Auto Receivables Trust
Series 2011-A, Class A1 0.294%, due 3/15/12	3,335,000	3,335,000
		61,292,139
Treasury Debt 8.0%
United States Treasury Bills
0.148%, due 5/19/11 (a)	8,305,000	8,303,367
0.195%, due 6/30/11 (a)	8,310,000	8,305,949
United States Treasury Notes
0.875%, due 2/29/12	5,230,000	5,258,122
1.00%, due 8/31/11	8,750,000	8,775,508
1.00%, due 9/30/11	8,680,000	8,711,045
1.00%, due 10/31/11	8,325,000	8,358,928
1.00%, due 12/31/11	5,065,000	5,089,886
		52,802,805
Treasury Repurchase Agreements 19.5%
BNP Paribas 0.08%,dated 3/31/11 due 4/1/11 Proceeds at Maturity $42,750,095 (Collateralized by United States Treasury Securities with rates between 0.00%-6.25% and maturity dates between 8/4/11-8/15/23, with a Principal Amount of $42,816,200 and a Market Value of $43,605,065)	42,750,000	42,750,000
Deutsche Bank Securities, Inc. 0.08%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $42,750,095 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 2/28/13, with a Principal Amount of $43,703,100 and a Market Value of $43,605,052)	42,750,000	42,750,000
SG Americas Securities LLC 0.10%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $42,721,119 (Collateralized by United States Treasury Notes with rates between 0.625%-0.750% and maturity dates between 7/31/12-3/31/13, with a Principal Amount of $43,603,600 and a Market Value of $43,575,437)	42,721,000	42,721,000
		128,221,000
Total Short-Term Investments
(Amortized Cost $656,861,019) (d)	99.8%	656,861,019

Other Assets, Less Liabilities	0.2	1,324,289
Net Assets	100.0%	$658,185,308

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Asset-Backed Commercial Paper	$—	$8,299,712	$—	$8,299,712
Financial Company Commercial Paper	—	87,002,620	—	87,002,620
Government Agency Debt	—	59,599,293	—	59,599,293
Other Commercial Paper	—	259,643,450	—	259,643,450
Other Notes	—	61,292,139	—	61,292,139
Treasury Debt	—	52,802,805	—	52,802,805
Treasury Repurchase Agreements	—	128,221,000	—	128,221,000
Total Investments in Securities	$—	$656,861,019	$—	$656,861,019

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 99.4%†
	Aerospace & Defense 1.2%
	Honeywell International, Inc.	71,901	$4,293,209
	ITT Corp.	5,965	358,198
	Northrop Grumman Corp.	779	48,851
	Textron, Inc.	43,812	1,200,011
	United Technologies Corp.	28,010	2,371,046
			8,271,315
	Air Freight & Logistics 0.6%
	FedEx Corp.	33,390	3,123,634
	United Parcel Service, Inc. Class B	10,534	782,887
			3,906,521
	Airlines 0.4%
	Southwest Airlines Co.	203,184	2,566,214

	Auto Components 0.0%‡
	Goodyear Tire & Rubber Co. (The) (a)	21,954	328,871

	Automobiles 0.9%
	Ford Motor Co. (a)	269,580	4,019,438
	Harley-Davidson, Inc.	50,390	2,141,071
			6,160,509
	Beverages 1.6%
	Coca-Cola Co. (The)	75,220	4,990,847
	Coca-Cola Enterprises, Inc.	30,088	821,402
	Constellation Brands, Inc. Class A (a)	9,192	186,414
	Dr. Pepper Snapple Group, Inc.	61,429	2,282,702
	PepsiCo., Inc.	36,198	2,331,513
			10,612,878
	Biotechnology 1.5%
	Amgen, Inc. (a)	81,310	4,346,019
	Biogen Idec, Inc. (a)	46,204	3,390,912
	Cephalon, Inc. (a)	20,492	1,552,884
	Gilead Sciences, Inc. (a)	17,144	727,591
			10,017,406
	Capital Markets 3.1%
	Ameriprise Financial, Inc.	22,234	1,358,053
	Bank of New York Mellon Corp. (The)	170,733	5,099,794
	BlackRock, Inc.	10,107	2,031,608
	Goldman Sachs Group, Inc. (The)	27,974	4,433,040
	Northern Trust Corp.	64,964	3,296,923
	Raymond James Financial, Inc.	6,676	255,290
	State Street Corp.	89,502	4,022,220
			20,496,928
	Chemicals 2.5%
	Ashland, Inc.	7,437	429,561
	Cabot Corp.	4,384	202,935
	CF Industries Holdings, Inc.	13,028	1,782,100
	Dow Chemical Co. (The)	21,001	792,788
	E.I. du Pont de Nemours & Co.	43,484	2,390,315
	Ecolab, Inc.	2,289	116,785
	Lubrizol Corp. (The)	2,333	312,529
	Monsanto Co.	73,857	5,336,907
	PPG Industries, Inc.	44,129	4,201,522
	Sherwin-Williams Co. (The)	11,689	981,759
			16,547,201
	Commercial Banks 1.1%
	East West Bancorp, Inc.	2,430	53,363
	KeyCorp	2,501	22,209
	PNC Financial Services Group, Inc.	1,254	78,989
	Wells Fargo & Co.	231,126	7,326,694
			7,481,255
	Commercial Services & Supplies 0.7%
	Avery Dennison Corp.	1,313	55,094
	Corrections Corp. of America (a)	7,783	189,905
	Pitney Bowes, Inc.	19,981	513,312
	R.R. Donnelley & Sons Co.	37,139	702,670
	Waste Management, Inc.	77,480	2,893,103
			4,354,084
	Communications Equipment 2.6%
	Cisco Systems, Inc.	473,172	8,114,900
	Harris Corp.	34,881	1,730,097
	Motorola Mobility Holdings, Inc. (a)	60,046	1,465,122
	Motorola Solutions, Inc. (a)	91,372	4,083,415
	QUALCOMM, Inc.	29,089	1,594,950
	Tellabs, Inc.	99,588	521,841
			17,510,325
	Computers & Peripherals 5.2%
¤	Apple, Inc. (a)	51,884	18,078,980
	Dell, Inc. (a)	246,942	3,583,128
	EMC Corp. (a)	117,695	3,124,802
	Hewlett-Packard Co.	131,582	5,390,915
	Lexmark International, Inc. Class A (a)	21,398	792,582
	NetApp, Inc. (a)	4,465	215,124
	SanDisk Corp. (a)	18,350	845,751
	Western Digital Corp. (a)	62,638	2,335,771
			34,367,053
	Construction & Engineering 0.2%
	KBR, Inc.	32,665	1,233,757
	URS Corp. (a)	966	44,484
			1,278,241
	Consumer Finance 0.6%
	American Express Co.	52,478	2,372,006
	Capital One Financial Corp.	10,006	519,912
	Discover Financial Services	59,120	1,425,974
			4,317,892
	Containers & Packaging 0.1%
	Ball Corp.	15,356	550,513
	Rock-Tenn Co. Class A	2,901	201,184
	Sealed Air Corp.	2,045	54,520
			806,217
	Distributors 0.2%
	Genuine Parts Co.	21,410	1,148,432

	Diversified Consumer Services 0.5%
	Apollo Group, Inc. Class A (a)	34,249	1,428,526
	DeVry, Inc.	3,943	217,141
	H&R Block, Inc.	56,122	939,482
	Sotheby's	9,794	515,165
			3,100,314
	Diversified Financial Services 4.2%
¤	Bank of America Corp.	775,357	10,335,509
	Citigroup, Inc. (a)	903,375	3,992,917
¤	JPMorgan Chase & Co.	284,472	13,114,159
	Leucadia National Corp.	11,785	442,409
			27,884,994
	Diversified Telecommunication Services 3.8%
¤	AT&T, Inc.	405,467	12,407,290
	Frontier Communications Corp.	226	1,858
	Qwest Communications International, Inc.	428,508	2,926,710
	Verizon Communications, Inc.	242,647	9,351,615
	Windstream Corp.	43,483	559,626
			25,247,099
	Electric Utilities 0.6%
	Duke Energy Corp.	56,127	1,018,705
	Edison International	58,976	2,157,932
	N.V. Energy, Inc.	17,581	261,781
	NextEra Energy, Inc.	478	26,347
	Pinnacle West Capital Corp.	564	24,134
	Southern Co.	15,527	591,734
			4,080,633
	Electrical Equipment 1.2%
	AMETEK, Inc.	19,295	846,472
	Emerson Electric Co.	96,157	5,618,453
	Hubbel, Inc. Class B	13,094	930,067
	Thomas & Betts Corp. (a)	7,590	451,377
			7,846,369
	Electronic Equipment & Instruments 0.1%
	Vishay Intertechnology, Inc. (a)	35,642	632,289

	Energy Equipment & Services 1.8%
	Diamond Offshore Drilling, Inc.	18,916	1,469,773
	Helmerich & Payne, Inc.	19,434	1,334,921
	Nabors Industries, Ltd. (a)	42,868	1,302,330
	Noble Corp.	40,603	1,852,309
	Oceaneering International, Inc. (a)	11,737	1,049,875
	Patterson-UTI Energy, Inc.	33,363	980,538
	Schlumberger, Ltd.	38,641	3,603,660
	Superior Energy Services, Inc. (a)	17,097	700,977
			12,294,383
	Food & Staples Retailing 3.1%
	Costco Wholesale Corp.	57,599	4,223,159
	Kroger Co. (The)	100,155	2,400,715
	Safeway, Inc.	78,980	1,859,189
	Wal-Mart Stores, Inc.	167,029	8,693,860
	Walgreen Co.	80,271	3,222,078
			20,399,001
	Food Products 1.2%
	Corn Products International, Inc.	10,899	564,786
	H.J. Heinz Co.	53,012	2,588,046
	Hormel Foods Corp.	20,628	574,284
	Sara Lee Corp.	117,044	2,068,167
	Smithfield Foods, Inc. (a)	29,313	705,271
	Tyson Foods, Inc. Class A	81,058	1,555,503
			8,056,057
	Gas Utilities 0.3%
	Atmos Energy Corp.	5,475	186,698
	Energen Corp.	773	48,792
	Nicor, Inc.	8,172	438,836
	ONEOK, Inc.	7,201	481,603
	Questar Corp.	38,171	666,084
	UGI Corp.	12,560	413,224
			2,235,237
	Health Care Equipment & Supplies 0.7%
	Baxter International, Inc.	33,363	1,793,929
	Becton, Dickinson & Co.	15,657	1,246,610
	C.R. Bard, Inc.	7,735	768,163
	CareFusion Corp. (a)	20,978	591,580
	Zimmer Holdings, Inc. (a)	4,733	286,488
			4,686,770
	Health Care Providers & Services 3.3%
	Aetna, Inc.	33,960	1,271,123
	AmerisourceBergen Corp.	54,802	2,167,967
	Cardinal Health, Inc.	24,868	1,022,821
	CIGNA Corp.	66,809	2,958,302
	Community Health Systems, Inc. (a)	9,908	396,221
	DaVita, Inc. (a)	7,337	627,387
	Express Scripts, Inc. (a)	22,429	1,247,277
	Health Management Associates, Inc. Class A (a)	18,296	199,426
	Health Net, Inc. (a)	20,570	672,639
	Humana, Inc. (a)	45,802	3,203,392
	Lincare Holdings, Inc.	19,239	570,629
	McKesson Corp.	2,893	228,692
	Medco Health Solutions, Inc. (a)	13,394	752,207
	Tenet Healthcare Corp. (a)	2,006	14,945
	UnitedHealth Group, Inc.	136,266	6,159,223
	Universal Health Services, Inc. Class B	13,793	681,512
			22,173,763
	Hotels, Restaurants & Leisure 1.2%
	Darden Restaurants, Inc.	23,777	1,168,164
	International Game Technology	9,923	161,050
	Marriott International, Inc. Class A	52,060	1,852,295
	McDonald's Corp.	18,869	1,435,742
	Panera Bread Co. Class A (a)	5,012	636,524
	Starbucks Corp.	16,926	625,416
	Wyndham Worldwide Corp.	5,295	168,434
	Wynn Resorts, Ltd.	6,903	878,407
	Yum! Brands, Inc.	19,286	990,914
			7,916,946
	Household Durables 0.3%
	D.R. Horton, Inc.	50,503	588,360
	Leggett & Platt, Inc.	6,008	147,196
	Pulte Group, Inc. (a)	60,360	446,664
	Whirlpool Corp.	6,908	589,667
			1,771,887
	Household Products 1.2%
	Energizer Holdings, Inc. (a)	4,966	353,381
	Kimberly-Clark Corp.	24,039	1,569,025
	Procter & Gamble Co. (The)	103,068	6,348,989
			8,271,395
	Independent Power Producers & Energy Traders 0.0%‡
	AES Corp. (The) (a)	1,932	25,116

	Industrial Conglomerates 2.0%
	3M Co.	4,129	386,061
	General Electric Co.	416,180	8,344,409
	Tyco International, Ltd.	97,806	4,378,775
			13,109,245
	Insurance 5.1%
	ACE, Ltd.	70,377	4,553,392
	Aflac, Inc.	79,624	4,202,555
	Arthur J. Gallagher & Co.	6,482	197,118
	Assurant, Inc.	19,270	742,088
	Berkshire Hathaway, Inc. Class B (a)	55,228	4,618,718
	Chubb Corp. (The)	71,370	4,375,695
	Everest Re Group, Ltd.	6,915	609,765
	Fidelity National Financial, Inc. Class A	41,856	591,425
	Hartford Financial Services Group, Inc. (The)	120,872	3,255,083
	HCC Insurance Holdings, Inc.	5,173	161,967
	Principal Financial Group, Inc.	29,126	935,236
	Progressive Corp. (The)	6,181	130,604
	Prudential Financial, Inc.	31,790	1,957,628
	Reinsurance Group of America, Inc.	10,527	660,885
	Torchmark Corp.	12,247	814,180
	Transatlantic Holdings, Inc.	7,963	387,559
	Travelers Cos., Inc. (The)	80,342	4,778,742
	Unum Group	22,842	599,602
	W.R. Berkley Corp.	5,257	169,328
			33,741,570
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	23,937	4,311,772
	Expedia, Inc.	54,765	1,240,975
	Netflix, Inc. (a)	2,360	560,099
	Priceline.com, Inc. (a)	688	348,430
			6,461,276
	Internet Software & Services 1.4%
	AOL, Inc. (a)	7,534	147,139
	Google, Inc. Class A (a)	13,591	7,967,180
	VeriSign, Inc.	31,153	1,128,050
			9,242,369
	IT Services 2.8%
	Broadridge Financial Solutions, Inc.	9,933	225,380
	Computer Sciences Corp.	13,359	650,984
	Fidelity National Information Services, Inc.	22,378	731,537
	Fiserv, Inc. (a)	4,783	299,990
¤	International Business Machines Corp.	87,676	14,297,325
	Jack Henry & Associates, Inc.	3,288	111,430
	Lender Processing Services, Inc.	13,171	423,975
	SAIC, Inc. (a)	52,804	893,444
	Total System Services, Inc.	44,412	800,304
			18,434,369
	Leisure Equipment & Products 0.0%‡
	Polaris Industries, Inc.	2,465	214,504

	Life Sciences Tools & Services 0.2%
	Covance, Inc. (a)	9,148	500,578
	Pharmaceutical Product Development, Inc.	25,487	706,245
			1,206,823
	Machinery 1.4%
	AGCO Corp. (a)	20,280	1,114,792
	Caterpillar, Inc.	21,204	2,361,065
	Gardner Denver, Inc.	3,491	272,403
	Joy Global, Inc.	864	85,372
	Lincoln Electric Holdings, Inc.	618	46,919
	Oshkosh Corp. (a)	19,664	695,712
	PACCAR, Inc.	78,910	4,130,938
	Parker Hannifin Corp.	4,006	379,288
	SPX Corp.	509	40,410
	Timken Co. (The)	5,677	296,907
			9,423,806
	Marine 0.0%‡
	Kirby Corp. (a)	3,259	186,708

	Media 4.0%
	Cablevision Systems Corp. Class A	58,715	2,032,126
	CBS Corp. Class B	117,984	2,954,319
	Comcast Corp. Class A	194,346	4,804,233
	DIRECTV Class A (a)	118,145	5,529,186
	Gannett Co., Inc.	43,716	665,795
	Interpublic Group of Cos., Inc. (The)	132,999	1,671,797
	McGraw-Hill Cos., Inc. (The)	65,303	2,572,938
	Time Warner Cable, Inc.	65,620	4,681,331
	Walt Disney Co. (The)	25,379	1,093,581
	Washington Post Co. Class B	1,476	645,839
			26,651,145
	Metals & Mining 1.1%
	Alcoa, Inc.	64,408	1,136,801
	Freeport-McMoRan Copper & Gold, Inc.	109,428	6,078,726
			7,215,527
	Multi-Utilities 0.8%
	Alliant Energy Corp.	16,075	625,800
	CenterPoint Energy, Inc.	8,812	154,739
	CMS Energy Corp.	46,916	921,430
	Consolidated Edison, Inc.	730	37,026
	DTE Energy Co.	13,517	661,792
	Integrys Energy Group, Inc.	21,153	1,068,438
	OGE Energy Corp.	12,713	642,769
	TECO Energy, Inc.	18,206	341,545
	Xcel Energy, Inc.	28,307	676,254
			5,129,793
	Multiline Retail 0.9%
	Big Lots, Inc. (a)	6,841	297,105
	Dollar Tree, Inc. (a)	4,172	231,629
	Family Dollar Stores, Inc.	11,169	573,193
	Macy's, Inc.	44,982	1,091,263
	Target Corp.	69,285	3,464,943
			5,658,133
	Office Electronics 0.1%
	Xerox Corp.	75,269	801,615

	Oil, Gas & Consumable Fuels 12.5%
	Anadarko Petroleum Corp.	22,272	1,824,522
	Arch Coal, Inc.	35,200	1,268,608
	Chesapeake Energy Corp.	81,053	2,716,897
¤	Chevron Corp.	142,346	15,292,231
	Cimarex Energy Co.	2,817	324,631
¤	ConocoPhillips	123,354	9,851,050
¤	ExxonMobil Corp.	302,075	25,413,570
	Frontier Oil Corp.	7,679	225,148
	Hess Corp.	55,385	4,719,356
	Marathon Oil Corp.	106,500	5,677,515
	Murphy Oil Corp.	52,337	3,842,583
	Newfield Exploration Co. (a)	737	56,019
	Noble Energy, Inc.	10,951	1,058,414
	Occidental Petroleum Corp.	18,864	1,971,099
	Peabody Energy Corp.	18,676	1,343,925
	QEP Resources, Inc.	10,075	408,441
	Sunoco, Inc.	32,756	1,493,346
	Tesoro Corp. (a)	13,038	349,810
	Valero Energy Corp.	144,054	4,295,690
	Williams Cos., Inc.	40,440	1,260,919
			83,393,774
	Paper & Forest Products 0.0%‡
	MeadWestvaco Corp.	6,971	211,430

	Pharmaceuticals 4.1%
	Abbott Laboratories	25,906	1,270,689
	Bristol-Myers Squibb Co.	11,350	299,981
	Eli Lilly & Co.	137,280	4,828,138
	Endo Pharmaceuticals Holdings, Inc. (a)	16,630	634,601
	Forest Laboratories, Inc. (a)	51,681	1,669,296
¤	Johnson & Johnson	182,994	10,842,395
	Merck & Co., Inc.	69,824	2,304,890
	Pfizer, Inc.	266,937	5,421,490
			27,271,480
	Real Estate Investment Trusts 0.3%
	Public Storage	5,420	601,132
	Rayonier, Inc.	17,488	1,089,678
			1,690,810
	Real Estate Management & Development 0.5%
	CB Richard Ellis Group, Inc. Class A (a)	79,125	2,112,638
	Jones Lang LaSalle, Inc.	9,238	921,398
			3,034,036
	Road & Rail 1.0%
	CSX Corp.	47,021	3,695,851
	J.B. Hunt Transport Services, Inc.	6,237	283,284
	Kansas City Southern (a)	3,835	208,816
	Norfolk Southern Corp.	14,482	1,003,168
	Ryder System, Inc.	14,002	708,501
	Union Pacific Corp.	10,912	1,072,977
			6,972,597
	Semiconductors & Semiconductor Equipment 3.2%
	Advanced Micro Devices, Inc. (a)	50,970	438,342
	Altera Corp.	3,505	154,290
	Applied Materials, Inc.	88,928	1,389,055
	Intel Corp.	456,347	9,204,519
	Lam Research Corp. (a)	26,719	1,513,899
	LSI Corp. (a)	137,761	936,775
	MEMC Electronic Materials, Inc. (a)	20,953	271,551
	Micron Technology, Inc. (a)	233,182	2,672,266
	Novellus Systems, Inc. (a)	16,493	612,385
	Teradyne, Inc. (a)	49,707	885,282
	Texas Instruments, Inc.	94,133	3,253,236
			21,331,600
	Software 4.3%
	Autodesk, Inc. (a)	11,327	499,634
	BMC Software, Inc. (a)	34,186	1,700,412
	CA, Inc.	70,104	1,695,115
	Compuware Corp. (a)	18,051	208,489
	Intuit, Inc. (a)	50,609	2,687,338
	MICROS Systems, Inc. (a)	10,958	541,654
¤	Microsoft Corp.	493,384	12,512,218
	Novell, Inc. (a)	12,812	75,975
	Oracle Corp.	110,502	3,687,452
	Solera Holdings, Inc.	3,020	154,322
	Symantec Corp. (a)	210,001	3,893,418
	Synopsys, Inc. (a)	32,439	896,938
			28,552,965
	Specialty Retail 3.0%
	Advance Auto Parts, Inc.	17,900	1,174,598
	American Eagle Outfitters, Inc.	42,348	672,910
	AutoZone, Inc. (a)	7,356	2,012,307
	Best Buy Co., Inc.	35,305	1,013,960
	Dick's Sporting Goods, Inc. (a)	6,576	262,909
	Foot Locker, Inc.	33,539	661,389
	GameStop Corp. Class A (a)	13,794	310,641
	Gap, Inc. (The)	119,288	2,703,066
	Home Depot, Inc. (The)	1,589	58,888
	Limited Brands, Inc.	71,977	2,366,604
	Lowe's Cos., Inc.	9,466	250,186
	PetSmart, Inc.	25,265	1,034,602
	Ross Stores, Inc.	22,928	1,630,639
	Staples, Inc.	13,883	269,608
	TJX Cos., Inc.	87,651	4,358,884
	Williams-Sonoma, Inc.	22,806	923,643
			19,704,834
	Textiles, Apparel & Luxury Goods 0.5%
	Polo Ralph Lauren Corp.	5,755	711,606
	VF Corp.	23,562	2,321,564
			3,033,170
	Tobacco 2.2%
	Altria Group, Inc.	78,593	2,045,776
	Lorillard, Inc.	28,900	2,745,789
	Philip Morris International, Inc.	145,693	9,561,831
			14,353,396
	Trading Companies & Distributors 0.3%
	W.W. Grainger, Inc.	15,801	2,175,482

	Wireless Telecommunication Services 0.7%
	MetroPCS Communications, Inc. (a)	71,536	1,161,745
	Sprint Nextel Corp. (a)	625,696	2,903,229
	Telephone and Data Systems, Inc.	19,734	665,036
			4,730,010
	Total Common Stocks (Cost $571,332,576)		660,726,062

	Exchange Traded Fund 0.6% (b)
	S&P 500 Index― SPDR Trust Series 1	29,466	3,904,539
	Total Exchange Traded Fund (Cost $3,905,515)		3,904,539

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 04/1/11 Proceeds at Maturity $253,573 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $260,000 and a Market Value of $259,993)	$253,573	253,573

	Total Short-Term Investment (Cost $253,573)		253,573

	Total Investments (Cost $575,491,664) (c)	100.0%	664,884,174
	Other Assets, Less Liabilities	(0.0)‡	(24,067)
	Net Assets	100.0%	$664,860,107

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At March 31, 2011, cost is $590,235,794 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$98,455,885
Gross unrealized depreciation	(23,807,505)
Net unrealized appreciation	$74,648,380

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$660,726,062	$—	$—	$660,726,062
Exchange Traded Fund	3,904,539	—	—	3,904,539
Short-Term Investment
Repurchase Agreement	—	253,573	—	253,573
Total Investments in Securities	$664,630,601	$253,573	$—	$664,884,174

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments  March 31, 2011 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 42.4%
MainStay 130/30 Core Fund Class I (a)	2,789,286	$23,123,182
MainStay 130/30 Growth Fund Class I (b)	16,323	147,723
MainStay 130/30 International Fund Class I	983,015	7,097,371
MainStay Epoch Global Choice Fund Class I (a)	288,335	4,483,612
MainStay Epoch U.S. All Cap Fund Class I	1,040,091	26,262,308
MainStay ICAP Equity Fund Class I	328,150	12,607,510
MainStay ICAP International Fund Class I	335,858	10,535,877
MainStay MAP Fund Class I	989,032	33,429,271
MainStay VP Common Stock Portfolio Initial Class	427,388	7,295,311
MainStay VP Growth Equity Portfolio Initial Class	1,304	33,891
MainStay VP ICAP Select Equity Portfolio Initial Class	941,333	12,491,613
MainStay VP International Equity Portfolio Initial Class	200,360	2,615,129
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,710,688	27,542,374
MainStay VP Mid Cap Core Portfolio Initial Class	1,149,841	14,826,464
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,072,655	10,556,848

Total Equity Funds (Cost $163,260,298)		193,048,484

Fixed Income Funds 57.6%
MainStay Flexible Bond Opportunities Fund Class I (a)	2,284,723	20,585,359
MainStay Global High Income Fund Class I	122,627	1,443,321
MainStay High Yield Opportunities Fund Class I	1,416,008	17,034,580
MainStay Intermediate Term Bond Fund Class I	1,561,984	16,510,176
MainStay VP Bond Portfolio Initial Class (a)	9,173,240	134,884,679
MainStay VP Cash Management Portfolio Initial Class	5,827,167	5,826,916
MainStay VP Convertible Portfolio Initial Class (a)	971,387	12,364,272
MainStay VP Floating Rate Portfolio Initial Class (a)	4,590,534	42,686,914
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,101,176	10,907,135

Total Fixed Income Funds (Cost $250,943,495)		262,243,352

Total Investments (Cost $414,203,793) (c)	100.0%	455,291,836
Other Assets, Less Liabilities	0.0 ‡	89,001
Net Assets	100.0%	$455,380,837

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2011, cost is $414,827,553 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$41,188,076
Gross unrealized depreciation	(723,793)
Net unrealized appreciation	$40,464,283

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$193,048,484	$—	$—	$193,048,484
Fixed Income Funds	262,243,352	—	—	262,243,352
Total Investments in Securities	$455,291,836	$—	$—	$455,291,836

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2011 unaudited
		Principal Amount	Value
	Convertible Securities 87.8%†
	Convertible Bonds 73.5%
	Aerospace & Defense 2.8%
	GenCorp, Inc.
	4.063%, due 12/31/39	$6,515,000	$6,523,144
	L-3 Communications Corp.
	3.00%, due 8/1/35	943,000	955,966
	3.00%, due 8/1/35 (a)	4,360,000	4,419,950
	Triumph Group, Inc.
	2.625%, due 10/1/26	2,773,000	4,558,119
			16,457,179
	Airlines 1.5%
	AMR Corp.
	6.25%, due 10/15/14	8,143,000	8,611,222

	Auto Manufacturers 0.2%
	Ford Motor Co.
	4.25%, due 11/15/16	769,000	1,397,658

	Auto Parts & Equipment 1.1%
	ArvinMeritor, Inc.
	4.00%, due 2/15/27	4,774,000	4,732,227
	Meritor, Inc.
	4.625%, due 3/1/26	1,797,000	2,028,364
			6,760,591
	Banks 3.4%
¤	JPMorgan Chase & Co.
	1.50%, due 6/25/15 (a)	11,715,347	20,281,609

	Biotechnology 4.0%
	Amgen, Inc.
	0.375%, due 2/1/13	4,831,000	4,824,961
	Gilead Sciences, Inc.
	1.00%, due 5/1/14 (a)	7,464,000	8,415,660
	Incyte Corp., Ltd.
	4.75%, due 10/1/15	5,295,000	10,629,713
			23,870,334
	Building Materials 0.5%
	Cemex SAB de C.V.
	3.25%, due 3/15/16 (a)	1,439,000	1,483,969
	3.75%, due 3/15/18 (a)	1,596,000	1,665,825
			3,149,794
	Coal 2.7%
	Alpha Natural Resources, Inc.
	2.375%, due 4/15/15	3,400,000	4,641,000
¤	Peabody Energy Corp.
	4.75%, due 12/15/66	8,441,000	11,226,530
			15,867,530
	Commercial Services 2.4%
	Avis Budget Group, Inc.
	3.50%, due 10/1/14	7,061,000	9,338,172
	Hertz Global Holdings, Inc.
	5.25%, due 6/1/14	2,293,000	4,631,860
			13,970,032
	Computers 4.4%
	Cadence Design Systems, Inc.
	2.625%, due 6/1/15 (a)	5,676,000	8,130,870
¤	EMC Corp.
	1.75%, due 12/1/13	6,450,000	11,029,500
	Mentor Graphics Corp.
	4.00%, due 4/1/31 (a)	1,251,000	1,283,451
	Quantum Corp.
	3.50%, due 11/15/15 (a)	1,307,000	1,287,395
	SanDisk Corp.
	1.50%, due 8/15/17	4,010,000	4,561,375
			26,292,591
	Distribution & Wholesale 0.7%
	WESCO International, Inc.
	6.00%, due 9/15/29	1,763,000	4,195,940

	Diversified Financial Services 0.4%
	MF Global Holdings, Ltd.
	1.875%, due 2/1/16	2,223,000	2,292,469

	Electronics 1.1%
	TTM Technologies, Inc.
	3.25%, due 5/15/15	4,539,000	6,252,473

	Energy - Alternate Sources 1.4%
	Covanta Holding Corp.
	3.25%, due 6/1/14	7,223,000	8,559,255

	Entertainment 0.9%
	International Game Technology
	3.25%, due 5/1/14	4,559,000	5,254,248

	Food 0.8%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	4,301,413
	3.375%, due 5/15/27	254,000	244,475
			4,545,888
	Health Care - Products 2.9%
	China Medical Technologies, Inc.
	4.00%, due 8/15/13	9,780,000	8,814,225
	Teleflex, Inc.
	3.875%, due 8/1/17	7,187,000	8,130,294
			16,944,519
	Health Care - Services 1.2%
	Fisher Scientific International, Inc.
	3.25%, due 3/1/24	5,146,000	7,056,452

	Insurance 0.3%
	American Equity Investment Life Holding Co.
	3.50%, due 9/15/15 (a)	1,485,000	1,811,700

	Internet 3.7%
	At Home Corp.
	4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	Equinix, Inc.
	4.75%, due 6/15/16	4,454,000	6,007,332
	TeleCommunication Systems, Inc.
	4.50%, due 11/1/14 (a)	2,434,000	2,303,173
	VeriSign, Inc.
	3.25%, due 8/15/37	4,525,000	5,475,250
	WebMD Health Corp.
	2.25%, due 3/31/16 (a)	2,722,000	2,650,547
	2.50%, due 1/31/18 (a)	5,605,000	5,661,050
			22,097,586
	Iron & Steel 3.3%
¤	Allegheny Technologies, Inc.
	4.25%, due 6/1/14	6,647,000	11,723,646
	Steel Dynamics, Inc.
	5.125%, due 6/15/14	3,046,000	3,914,110
	United States Steel Corp.
	4.00%, due 5/15/14	2,234,000	4,085,428
			19,723,184
	Lodging 1.2%
	Home Inns & Hotels Management, Inc.
	2.00%, due 12/15/15 (a)	1,465,000	1,501,625
	MGM Resorts International
	4.25%, due 4/15/15 (a)	5,174,000	5,477,973
			6,979,598
	Media 0.8%
	Central European Media Enterprises, Ltd.
	5.00%, due 11/15/15	4,939,000	4,525,359

	Miscellaneous - Manufacturing 0.5%
	Ingersoll-Rand Co.
	4.50%, due 4/15/12	1,052,000	2,861,440

	Oil & Gas 3.4%
	BPZ Resources, Inc.
	6.50%, due 3/1/15	1,730,000	2,006,800
	Chesapeake Energy Corp.
	2.75%, due 11/15/35	6,294,000	7,363,980
¤	St. Mary Land & Exploration Co.
	3.50%, due 4/1/27	7,485,000	10,750,331
			20,121,111
	Oil & Gas Services 6.0%
¤	Cameron International Corp.
	2.50%, due 6/15/26	11,127,000	18,011,831
¤	Core Laboratories, L.P.
	0.25%, due 10/31/11	7,759,000	17,331,666
			35,343,497
	Pharmaceuticals 9.9%
	BioMarin Pharmaceutical, Inc.
	1.875%, due 4/23/17	7,456,000	10,130,840
¤	Biovail Corp.
	5.375%, due 8/1/14 (a)	3,923,000	13,857,997
	Cephalon, Inc.
	2.50%, due 5/1/14	4,030,000	4,830,963
	Mylan, Inc.
	1.25%, due 3/15/12	7,878,000	8,715,037
	Omnicare, Inc.
	3.75%, due 12/15/25	3,717,000	4,808,869
	Salix Pharmaceuticals, Ltd.
	2.75%, due 5/15/15	4,240,000	4,584,500
	Savient Pharmaceuticals, Inc.
	4.75%, due 2/1/18	4,020,000	4,733,550
	ViroPharma, Inc.
	2.00%, due 3/15/17	5,167,000	6,587,925
			58,249,681
	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P.
	2.50%, due 10/15/29 (a)	3,722,000	5,252,672
	SL Green Operating Partnership, L.P.
	3.00%, due 10/15/17 (a)	3,769,000	4,145,900
			9,398,572
	Retail 0.7%
	Coinstar, Inc.
	4.00%, due 9/1/14	3,220,000	4,467,750

	Semiconductors 2.3%
	Intel Corp.
	3.25%, due 8/1/39 (a)	1,481,000	1,749,431
	Microchip Technology, Inc.
	2.125%, due 12/15/37	4,693,000	6,423,544
	ON Semiconductor Corp.
	2.625%, due 12/15/26	4,665,000	5,516,362
			13,689,337
	Software 2.1%
	Microsoft Corp.
	(zero coupon), due 6/15/13 (a)	5,171,000	5,423,086
	Nuance Communications, Inc.
	2.75%, due 8/15/27	2,869,000	3,611,354
	SYNNEX Corp.
	4.00%, due 5/15/18	2,451,000	3,167,917
			12,202,357
	Telecommunications 5.3%
	Anixter International, Inc.
	1.00%, due 2/15/13	3,522,000	4,437,720
	Ciena Corp.
	0.875%, due 6/15/17	3,027,000	2,970,244
	4.00%, due 3/15/15 (a)	1,171,000	1,721,370
	Interdigital, Inc.
	2.50%, due 3/15/16 (a)	2,680,000	2,931,250
	Ixia
	3.00%, due 12/15/15 (a)	2,977,000	3,293,306
	SBA Communications Corp.
	1.875%, due 5/1/13	6,866,000	7,861,570
	Virgin Media, Inc.
	6.50%, due 11/15/16	4,744,000	8,058,870
			31,274,330
	Total Convertible Bonds (Cost $357,215,934)		434,505,286

		Shares	Value
	Convertible Preferred Stocks 14.3%
	Auto Manufacturers 1.6%
	General Motors Co. 4.75%	146,600	7,066,120
	Motors Liquidation Co.
	5.25%	190,500	1,319,212
	6.25%	165,300	1,144,703
			9,530,035
	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The) 5.88%	21,000	1,072,680

	Banks 1.8%
¤	Citigroup, Inc. 7.50%	84,200	10,651,300

	Electric 0.5%
	PPL Corp. 9.50%	53,500	2,848,340

	Gas 0.5%
	CenterPoint Energy, Inc. (f) 0.29%	81,900	2,861,381

	Hand & Machine Tools 0.5%
	Stanley Black & Decker, Inc. 4.75%	25,300	3,029,422

	Insurance 1.5%
	MetLife, Inc.
	5.00%, due 9/11/13	102,800	8,722,580

	Media 1.1%
	Nielsen Holdings N.V. 6.25%	109,800	6,272,325

	Oil & Gas 4.8%
¤	Apache Corp. 6.00%	263,900	18,699,954
	Chesapeake Energy Corp. (a) 5.75%	2,000	2,728,640
	Energy XXI Bermuda Ltd. 5.63%	11,500	4,312,500
	SandRidge Energy, Inc. (a) 7.00%	13,800	2,592,164
			28,333,258
	Pharmaceuticals 0.8%
	Omnicare Capital Trust II 4.00%	107,100	4,839,314

	Real Estate Investment Trusts 0.2%
	Health Care REIT, Inc. 6.50%	26,800	1,396,280

	Telecommunications 0.8%
	Crown Castle International Corp. 6.25%	78,900	4,868,130

	Total Convertible Preferred Stocks (Cost $76,298,139)		84,425,045

	Total Convertible Securities (Cost $433,514,073)		518,930,331

	Common Stocks 10.5%
	Aerospace & Defense 0.0%‡
	Triumph Group, Inc.	2,286	202,197

	Apparel 0.8%
	Iconix Brand Group, Inc. (g)	228,200	4,901,736

	Banks 0.4%
	Bank of America Corp.	112,600	1,500,958
	Morgan Stanley	22,700	620,164
			2,121,122
	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (g)	1,700	30,447

	Computers 0.3%
	Hewlett-Packard Co.	47,800	1,958,366

	Engineering & Construction 0.3%
	McDermott International, Inc. (g)	65,000	1,650,350

	Health Care - Products 0.3%
	Boston Scientific Corp. (g)	214,700	1,543,693

	Internet 0.3%
	TeleCommunication Systems, Inc. (g)	391,400	1,612,568

	Machinery - Diversified 0.2%
	Babcock & Wilcox Co. (g)	32,500	1,084,850

	Oil & Gas 0.7%
	Forest Oil Corp. (g)	26,200	991,146
	Frontier Oil Corp.	54,300	1,592,076
	Transocean, Ltd. (g)	24,000	1,870,800
			4,454,022
	Oil & Gas Services 2.5%
	Baker Hughes, Inc.	39,700	2,915,171
	Gulf Island Fabrication, Inc.	13,100	421,427
	Halliburton Co.	143,492	7,151,641
	ION Geophysical Corp. (g)	360,900	4,579,821
			15,068,060
	Pharmaceuticals 1.9%
	Merck & Co., Inc.	110,553	3,649,354
	Salix Pharmaceuticals, Ltd. (g)	127,500	4,466,325
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (h)	18,299	918,061
	ViroPharma, Inc. (g)	96,700	1,924,330
			10,958,070
	Retail 0.7%
	Coinstar, Inc. (g)	25,400	1,166,368
	Costco Wholesale Corp.	42,092	3,086,186
			4,252,554

	Semiconductors 0.1%
	FormFactor, Inc. (g)	45,941	473,192

	Semiconductors & Semiconductor Equipment 0.2%
	Advanced Micro Devices, Inc. (g)	146,100	1,256,460

	Software 1.3%
	Mentor Graphics Corp. (g)	80,000	1,170,400
	Microsoft Corp.	108,500	2,751,560
	Symantec Corp. (g)	189,500	3,513,330
			7,435,290
	Transportation 0.5%
	Tidewater, Inc.	49,600	2,968,560

	Total Common Stocks (Cost $57,252,234)		61,971,537

		Principal Amount	Value
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $11,536,076 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $11,770,000 and a Market Value of $11,769,670)	$11,536,073	11,536,073

	Total Short-Term Investment (Cost $11,536,073)		11,536,073

	Total Investments (Cost $502,302,380) (i)	100.3%	592,437,941

	Other Assets, Less Liabilities	(0.3)	(1,501,218)
	Net Assets	100.0%	$590,936,723

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security - The total market value of this security at March 31, 2011 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Illiquid security - The total market value of this security at March 31, 2011 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	Restricted security.
(f)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(g)	Non-income producing security.
(h)	ADR - American Depositary Receipt.
(i)	At March 31, 2011, cost is $503,161,857 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$97,321,585
Gross unrealized depreciation	(8,045,501)
Net unrealized appreciation	$89,276,084

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$434,505,052	$234	$434,505,286
Convertible Preferred Stocks	84,425,045	—	—	84,425,045
Total Convertible Securities	84,425,045	434,505,052	234	518,930,331
Common Stocks	61,971,537	—	—	61,971,537
Short-Term Investment
Repurchase Agreement	—	11,536,073	—	11,536,073
Total Investments in Securities	$146,396,582	$446,041,125	$234	$592,437,941

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Convertible Bonds
Internet	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Total	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

As of March 31, 2011, the Portfolio held the following restricted securities:

	Date of	Principal			3/31/11	Percent of
	Acquisition	Amount	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/01	$2,335,418	$-	(a)	$234	0.0	%‡

‡ Less than one-tenth of a percent.
(a) Less than one dollar.

MainStay VP Floating Rate Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Principal Amount	Value
	Long-Term Bonds 93.7%†
	Corporate Bonds 8.9%
	Aerospace & Defense 0.9%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,760,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	467,625
¤	TransDigm, Inc. 7.75%, due 12/15/18 (a)	2,500,000	2,684,375
			4,912,000
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	400,000	398,000

	Beverage, Food & Tobacco 0.1%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	795,938

	Broadcasting & Entertainment 0.1%
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	801,500

	Buildings & Real Estate 0.4%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	1,200,000	1,227,000
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	900,000	927,000
			2,154,000
	Chemicals, Plastics & Rubber 1.3%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,643,750
	Huntsman International LLC 5.50%, due 6/30/16	1,000,000	982,500
	KRATON Polymers LLC/KRATON Polymers Capital Corp. 6.75%, due 3/1/19 (a)	150,000	152,250
	Nalco Co.
	6.625%, due 1/15/19 (a)	1,000,000	1,028,750
	8.25%, due 5/15/17	1,200,000	1,311,000
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (a)	1,500,000	1,530,000
			7,648,250
	Containers, Packaging & Glass 1.6%
	Berry Plastics Corp. 4.185%, due 9/15/14 (b)	500,000	470,625
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17	1,200,000	1,311,000
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (a)	1,500,000	1,526,250
	Greif, Inc. 7.75%, due 8/1/19	650,000	710,125
	Reynolds Group Issuer, Inc. 6.875%, due 2/15/21 (a)	500,000	503,750
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,000,000	2,170,000
	Solo Cup Co. 10.50%, due 11/1/13	2,000,000	2,090,000
			8,781,750
	Diversified Natural Resources, Precious Metals & Minerals 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	756,000
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,110,000
			1,866,000
	Diversified/Conglomerate Service 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	2,000,000	2,172,500

	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,035,000	1,098,394

	Healthcare, Education & Childcare 0.1%
	Giant Funding Corp. 8.25%, due 2/1/18 (a)	692,000	710,165

	Hotels, Motels, Inns & Gaming 0.6%
	American Casinos, Inc. 7.50%, due 4/15/21	1,200,000	1,189,500
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	1,190,000	1,307,512
	MGM Resorts International
	10.375%, due 5/15/14	200,000	229,000
	11.125%, due 11/15/17	550,000	629,750
			3,355,762
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	655,500

	Machinery 0.5%
	SPX Corp. 6.875%, due 9/1/17 (a)	2,750,000	2,956,250

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
	CPM Holdings, Inc. 10.875%, due 9/1/14 (a)	725,000	783,000

	Mining, Steel, Iron & Non-Precious Metals 0.6%
	Consol Energy, Inc. 8.00%, due 4/1/17	3,000,000	3,285,000

	Oil & Gas 1.1%
	Chesapeake Energy Corp. 6.125%, due 2/15/21	4,083,000	4,215,697
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	856,950
	Forest Oil Corp. 7.25%, due 6/15/19	1,000,000	1,045,000
			6,117,647
	Printing & Publishing 0.1%
	Nielsen Finance LLC 11.625%, due 2/1/14	456,000	536,940

	Telecommunications 0.3%
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,610,950

	Total Corporate Bonds (Cost $47,490,604)		50,639,546

	Floating Rate Loans 80.3% (c)
	Aerospace & Defense 2.7%
	Pelican Products, Inc. New Term Loan B 5.00%, due 3/7/17	2,992,500	2,999,981
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	2,842,875	2,849,982
	Spirit Aerosystems, Inc. Term Loan B2 3.553%, due 9/30/16	2,016,670	2,020,703
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	5,453,033	5,489,672
	Triumph Group, Inc. Term Loan B 4.50%, due 6/16/16	1,741,250	1,744,153
			15,104,491
	Automobile 6.9%
	Allison Transmission, Inc. Term Loan B 3.01%, due 8/7/14	5,284,097	5,235,219
	Capital Automotive L.P. New Term Loan B 5.00%, due 3/10/17 (d)	2,756,858	2,729,289
	Federal-Mogul Corp.
	Term Loan C 2.189%, due 12/28/15	1,662,259	1,619,516
	Term Loan B 2.196%, due 12/29/14	2,290,528	2,231,629
	Ford Motor Co. Term Loan B1 3.01%, due 12/16/13	3,784,730	3,780,567
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.96%, due 4/30/14	3,500,000	3,423,437
	KAR Holdings, Inc. Term Loan B 3.00%, due 10/18/13	3,754,017	3,738,178
	Key Safety Systems, Inc. 1st Lien Term Loan 2.554%, due 3/8/14	1,439,347	1,348,189
	Metaldyne Co. LLC Term Loan B 7.75%, due 10/22/16	2,985,000	3,044,700
	Pinafore LLC New Term Loan B 4.25%, due 9/29/16	3,444,542	3,452,292
	Sensata Technologies Finance Co. LLC US Term Loan 2.054%, due 4/26/13	4,886,811	4,839,165
	Tenneco, Inc.
	Tranche B Term Loan 4.807%, due 6/3/16 (d)	595,500	598,478
	Tranche B1 Funded LOC 5.261%, due 3/17/14 (d)	1,250,000	1,253,125
	UCI International, Inc. New Term Loan B 5.50%, due 7/26/17	1,596,000	1,602,485
			38,896,269
	Beverage, Food & Tobacco 3.9%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/18/18 (d)	1,450,096	1,446,471
	Constellation Brands, Inc.
	Term Loan B 1.813%, due 6/5/13	757,937	755,088
	Extended Term Loan B 3.063%, due 6/5/15	1,128,479	1,131,300
	Dean Foods Co. Extended Term Loan B2 3.758%, due 4/2/17	4,376,582	4,336,694
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	3,333,300	3,333,820
	Dole Food Co., Inc.
	Term Loan C 5.038%, due 3/2/17	2,972,444	2,982,643
	Term Loan B 5.50%, due 3/2/17	1,196,757	1,200,863
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	3,743,800	3,761,583
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.502%, due 2/11/16	3,392,433	3,403,686
			22,352,148
	Broadcasting & Entertainment 6.9%
	Atlantic Broadband Finance LLC New Term Loan B 4.00%, due 3/8/16	2,675,189	2,679,202
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	3,990,000	4,009,451
	Charter Communications Operating LLC
	Extended Term Loan 3.56%, due 9/6/16	1,974,899	1,977,630
	New Term Loan 7.25%, due 3/6/14	1,587,768	1,593,722
	CSC Holdings, Inc. Incremental B2 Term Loan 2.059%, due 3/29/16	4,364,579	4,367,853
	Gray Television, Inc. Term Loan B 3.76%, due 12/31/14	2,940,147	2,908,908
	Insight Midwest Holdings LLC
	Term Loan A 1.26%, due 10/7/13	1,115,385	1,104,231
	Initial Term Loan 2.024%, due 4/7/14	1,234,138	1,218,310
	Knology, Inc. New Term Loan B 4.00%, due 8/18/17	5,300,000	5,298,346
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	544,643	520,815
	MCC Iowa LLC Tranche D1 Term Loan 1.98%, due 1/31/15	1,915,000	1,879,094
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	744,375	739,103
	Univision Communications, Inc. Extended Term Loan 4.496%, due 3/31/17	5,098,637	4,966,618
¤	Weather Channel New Term Loan B 4.25%, due 2/13/17	5,654,030	5,689,367
			38,952,650
	Buildings & Real Estate 2.2%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	2,642,857	2,653,870
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	3,325,000	3,387,344
	Building Materials Corp. of America 1st Lien Term Loan 3.00%, due 2/24/14	2,730,112	2,732,061
	Central Parking Corp.
	Letter of Credit Term Loan 2.563%, due 5/22/14	94,828	78,114
	Term Loan 2.563%, due 5/22/14	258,437	212,888
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	2,074,800	2,074,800
	Realogy Corp.
	Letter of Credit 3.113%, due 10/10/13	138,626	131,001
	Term Loan 3.312%, due 10/10/13	1,169,772	1,105,435
			12,375,513
	Chemicals, Plastics & Rubber 6.4%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.261%, due 4/2/14	571,429	570,318
	Extended Term Loan C 3.303%, due 10/31/16	3,398,764	3,410,565
	General Chemical Corp. New Term Loan 5.002%, due 3/3/17	2,935,250	2,938,919
	Huntsman International LLC
	New Term Loan 1.786%, due 4/21/14	600,535	591,152
	Extended Term Loan B 2.786%, due 4/19/17	1,637,388	1,622,378
	INEOS U.S. Finance LLC
	Term Loan A2 7.001%, due 12/14/12	43,345	44,808
	Term Loan B2 7.501%, due 12/16/13	1,994,187	2,049,651
	Term Loan C2 8.001%, due 12/16/14	2,132,576	2,191,889
	ISP Chemco, Inc. Term Loan 1.782%, due 6/4/14	1,048,213	1,030,853
	Nalco Co. Term Loan B1 4.50%, due 10/5/17	2,888,000	2,907,855
	Rockwood Specialties Group, Inc. New Term Loan B 3.75%, due 2/9/18	4,270,300	4,300,546
	Solutia, Inc. New Term Loan B 3.50%, due 8/1/17	4,889,582	4,909,141
	Styron S.A.R.L LLC New Term Loan B 6.00%, due 8/2/17	4,364,063	4,382,248
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	5,109,925	5,126,348
			36,076,671
	Containers, Packaging & Glass 4.4%
	Berry Plastics Corp. Term Loan C 2.314%, due 4/3/15	1,979,382	1,895,533
	BWAY Corp.
	Canadian Term Loan C 4.50%, due 2/23/18	267,079	267,412
	New Term Loan B 4.50%, due 2/23/18	3,008,214	3,014,480
	Crown Americas LLC Term B Dollar Loan 2.01%, due 11/15/12	804,242	801,981
	Graham Packaging Co., L.P.
	Term Loan C 6.75%, due 4/5/14	3,764,926	3,784,338
	Term Loan D 6.00%, due 9/23/16	796,000	800,975
	Graphic Packaging International, Inc.
	Term Loan B 2.303%, due 5/16/14	1,592,111	1,579,285
	Term Loan C 3.053%, due 5/16/14	2,931,029	2,923,701
	Reynolds Group Holdings, Inc. Tranche E Term Loan 4.25%, due 2/9/18	5,000,000	5,019,645
	Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75%, due 7/15/16	4,867,077	4,876,203
			24,963,553
	Diversified Natural Resources, Precious Metals & Minerals 0.8%
	Georgia-Pacific Corp.
	Term Loan B2 2.307%, due 12/20/12	689,412	688,706
	New Term Loan B 2.309%, due 12/21/12	1,557,076	1,555,484
	New Term Loan C 3.559%, due 12/23/14	2,441,682	2,445,752
			4,689,942
	Diversified/Conglomerate Manufacturing 1.1%
	Bucyrus International, Inc. Term Loan C 4.25%, due 2/19/16	5,459,445	5,477,642
	Goodyear Engineered Products
	Delayed Draw Term Loan 2.75%, due 7/31/14	120,938	111,640
	Initial Term Loan 2.75%, due 7/31/14	844,375	779,464
			6,368,746
	Diversified/Conglomerate Service 6.3%
	Acosta, Inc. Term Loan 4.75%, due 3/1/18	2,444,300	2,447,355
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	1,995,000	2,000,801
	2nd Lien Term Loan 9.25%, due 6/18/18	1,000,000	1,016,250
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	1,000,000	992,500
	Dealer Computer Services, Inc. Term Loan B 5.25%, due 4/21/17	3,879,670	3,886,460
¤	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	5,532,458	5,556,663
	Fifth Third Processing Solutions LLC Term Loan B 5.50%, due 11/3/16	4,189,500	4,217,779
	First Data Corp.
	Term Loan B1 3.002%, due 9/24/14	3,849,399	3,685,199
	Term Loan B3 3.002%, due 9/24/14	948,391	907,427
	ServiceMaster Co.
	Delayed Draw Term Loan 2.75%, due 7/24/14	403,484	395,486
	Term Loan 2.771%, due 7/24/14	4,051,650	3,971,342
	SunGard Data Systems, Inc.
	Tranche A 2.008%, due 2/28/14	2,803,946	2,774,592
	Tranche B 3.933%, due 2/26/16	2,467,944	2,471,029
	VeriFone, Inc. Term Loan B 3.00%, due 10/31/13	656,250	646,406
	Verint Systems, Inc. Term Loan B 5.25%, due 5/25/14 (d)	897,283	897,843
			35,867,132
	Ecological 0.3%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.50%, due 2/5/13 (d)	269,864	222,188
	Term Loan B 2.50%, due 2/5/13 (d)	640,927	527,696
	Synagro Technologies, Inc. Term Loan B 2.26%, due 4/2/14	962,500	887,906
			1,637,790
	Electronics 1.5%
	AVG Technologies, Inc. Term Loan 7.50%, due 3/11/16	5,000,000	4,900,000
	NDS Finance, Ltd. New Term Loan B 4.00%, due 3/12/18	2,100,000	2,092,125
	Rovi Solutions Corp. Tranche B Term Loan 4.00%, due 2/7/18 (d)	1,250,000	1,257,812
			8,249,937
	Finance 2.5%
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/14/16	2,106,152	2,111,418
¤	Hertz Corp. (The)
	New Synthetic LC 3.75%, due 3/9/18	4,000,000	3,913,332
	Term Loan B 3.75%, due 3/9/18	2,000,000	2,000,000
	Istar Financial, Inc. Term Loan A2 7.00%, due 6/30/14	2,666,700	2,655,271
	MSCI, Inc. Term Loan B1 3.75%, due 3/14/17	3,561,164	3,573,407
			14,253,428
	Grocery 0.9%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	2,163,565	2,165,594
	SUPERVALU, Inc.
	Term Loan A 1.371%, due 6/2/11	1,009,921	1,006,634
	Term Loan B1 1.621%, due 6/1/12	1,210,851	1,199,247
	Extended Term Loan B2 3.496%, due 10/5/15	572,505	572,215
			4,943,690
	Healthcare, Education & Childcare 10.1%
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 6/1/16	3,411,837	3,410,773
	AMR HoldCo., Inc. New Term Loan 3.266%, due 4/8/15	2,207,813	2,205,053
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.496%, due 4/24/15	566,786	565,526
	Term Loan 3.543%, due 4/24/15	2,331,401	2,326,221
¤	Biomet, Inc. Term Loan B 3.292%, due 3/25/15	5,876,663	5,863,605
¤	Community Health Systems, Inc.
	Non-Extended Delayed Draw 2.561%, due 7/25/14	239,635	236,937
	Non-Extended Term Loan 2.561%, due 7/25/14	4,657,685	4,605,258
	Extended Term Loan B 3.811%, due 1/25/17	2,340,247	2,333,519
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,481,250	7,505,295
	Fresenius Medical Care Holdings, Inc. Tranche B Term Loan 1.682%, due 3/31/13	767,754	763,595
	Gentiva Health Services, Inc. New Term Loan B 4.75%, due 8/17/16	1,978,292	1,991,481
	HCA, Inc.
	Term Loan A 1.557%, due 11/19/12	588,225	584,212
	Term Loan B 2.557%, due 11/18/13	3,122,019	3,105,435
	Extended Term Loan B2 3.557%, due 3/31/17	1,000,000	997,222
	Health Management Associates, Inc. Term Loan B 2.057%, due 2/28/14	3,668,202	3,612,262
	Lifepoint Hospitals, Inc. Extended Term Loan B 3.07%, due 4/15/15	2,000,000	2,000,480
	Mylan Laboratories, Inc. Term Loan B 3.563%, due 10/2/14	1,274,726	1,277,729
	Quintiles Transnational Corp. Term Loan B 2.31%, due 3/29/13	1,934,563	1,924,890
	Royalty Pharma Finance Trust Term Loan B 2.557%, due 4/16/13	2,865,188	2,859,781
	Rural/Metro Operating Co. LLC Term Loan B 6.147%, due 11/24/16	2,394,000	2,405,970
	Select Medical Corp. Extended Term Loan B 4.064%, due 8/22/14	692,553	692,541
	Universal Health Services, Inc. New Term Loan B 4.00%, due 11/15/16	2,574,250	2,582,295
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	3,473,816	3,478,099
			57,328,179
	Hotels, Motels, Inns & Gaming 1.7%
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 3.00%, due 11/23/16	985,529	959,043
	Extended Term Loan B 3.00%, due 11/23/16	3,241,311	3,156,227
	Penn National Gaming, Inc. Term Loan B 2.028%, due 10/3/12	5,274,964	5,246,389
			9,361,659
	Insurance 0.8%
	Hub International Holdings, Inc. Add on Term Loan B 6.75%, due 6/13/14	992,443	985,992
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	3,461,539	3,471,058
			4,457,050
	Leisure, Amusement, Motion Pictures & Entertainment 3.4%
	AMC Entertainment, Inc. Term Loan 1.746%, due 1/28/13	2,074,491	2,066,711
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	5,156,929	5,176,232
	Cinemark USA, Inc. Extended Term Loan 3.534%, due 4/29/16	1,910,813	1,919,342
	Regal Cinemas, Inc. Term Loan B 3.557%, due 8/23/17	4,565,258	4,571,878
	Six Flags Theme Parks, Inc. Add on Term Loan B 5.25%, due 6/30/16	3,660,714	3,680,848
	Universal City Development Partners, Ltd. New Term Loan B 5.50%, due 11/6/14	1,784,495	1,796,019
			19,211,030
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.8%
	Alliance Laundry Systems LLC Term Loan B 6.25%, due 9/30/16	2,884,211	2,909,447
	Gleason Corp. New U.S. Term Loan 2.045%, due 6/30/13 (d)	825,974	817,715
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	1,616,875	1,623,939
	2nd Lien Term Loan 9.00%, due 10/30/17	200,000	205,375
	Manitowoc Co., Inc. (The) Term Loan B 8.00%, due 11/6/14	595,521	598,127
	RBS Global, Inc. Term Loan B2 2.50%, due 7/19/13	2,009,435	1,989,340
	Rexnord Corp. Term Loan B 2.813%, due 7/19/13	1,934,426	1,919,918
			10,063,861
	Mining, Steel, Iron & Non-Precious Metals 1.0%
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,625,000	1,625,000
	Novelis, Inc. New Term Loan B 4.00%, due 3/10/17	2,992,500	2,997,845
	Walter Industries, Inc. Term Loan 3.397%, due 10/3/12 (d)	917,851	915,556
			5,538,401
	Oil & Gas 0.2%
	IFM Colonial Pipeline 2 LLC Term Loan B 2.29%, due 2/27/12	969,684	965,239

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.7%
	Diversey Holdings, Inc. New Term Loan B 4.00%, due 11/24/15	3,194,976	3,200,967
	Spectrum Brands, Inc. New Term Loan B 5.01%, due 6/17/16	1,396,500	1,406,475
	Visant Holding Corp. Term Loan B 5.25%, due 12/31/16	5,236,875	5,226,401
			9,833,843
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.313%, due 2/3/14	1,357,622	1,321,348

	Personal, Food & Miscellaneous Services 1.1%
¤	Aramark Corp.
	Synthetic Letter of Credit 2.119%, due 1/27/14	254,038	251,575
	Term Loan 2.182%, due 1/27/14	3,185,645	3,154,763
	Extended Letter of Credit 3.494%, due 7/26/16	185,121	184,912
	Extended Term Loan B 3.557%, due 7/26/16	2,814,880	2,811,713
			6,402,963
	Printing & Publishing 3.1%
	Dex Media East LLC New Term Loan 2.814%, due 10/24/14	555,978	433,365
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (d)(e)	505,145	436,950
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (d)(e)	226,027	132,226
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	3,631,750	3,657,855
	Hanley Wood LLC New Term Loan B 2.624%, due 3/8/14	654,814	353,600
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	3,155,211	3,161,521
	Medianews Group New Term Loan 8.50%, due 3/19/14	58,246	57,081
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	1,867,789	1,863,119
	Nielsen Finance LLC
	Class A Term Loan 2.259%, due 8/9/13	118,792	117,986
	Class C Term Loan 3.759%, due 5/2/16	4,933,642	4,920,281
	Class B Term Loan 4.009%, due 5/2/16	493,750	493,750
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)	1,210,650	989,707
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	572,567	448,749
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	673,715	445,775
			17,511,965
	Retail Store 2.7%
	J Crew Operating Corp. New Term Loan B 4.75%, due 3/7/18	1,680,000	1,673,088
	Michaels Stores, Inc.
	Term Loan B1 2.584%, due 10/31/13	1,693,850	1,676,440
	Term Loan B2 4.834%, due 7/31/16	2,155,609	2,159,828
	Neiman Marcus Group, Inc. (The) Extended Term Loan B2 4.31%, due 4/6/16	4,333,809	4,327,187
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.00%, due 5/15/14	202,491	198,272
	Term Loan B 2.00%, due 5/15/14	703,238	688,587
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	3,000,000	3,006,408
	Yankee Candle Co., Inc. (The) Term Loan B 2.25%, due 2/6/14	1,578,512	1,568,208
			15,298,018
	Telecommunications 2.0%
	MetroPCS Wireless, Inc.
	New Term Loan B 4.06%, due 3/15/18	580,944	581,126
	Term Loan B 4.112%, due 11/4/13	246,410	246,101
	Extended Term Loan B 4.112%, due 11/4/16	4,668,952	4,672,286
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	2,793,000	2,812,202
	TowerCo Finance LLC Term Loan B 5.25%, due 2/2/17	900,000	903,375
	Windstream Corp. Tranche B2 3.06%, due 12/17/15	1,970,000	1,971,407
			11,186,497
	Textiles & Leather 0.4%
	Phillips-Van Heusen Corp. New Term Loan B1 3.50%, due 5/6/16	1,998,000	2,015,049
	Spring Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (d)	374,210	370,468
			2,385,517
	Utilities 3.3%
	AES Corp. Term Loan 2.859%, due 8/10/11	1,000,000	996,250
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,803,603	2,817,621
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.703%, due 2/10/14	494,845	489,485
	Term Loan B 1.813%, due 2/10/14	964,949	954,495
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 4.00%, due 4/2/13	1,886,914	1,868,635
	Term Loan B 4.00%, due 4/2/13	110,367	109,298
	Equipower Resources Holdings LLC Term Loan B 5.75%, due 1/26/18	1,200,000	1,212,000
	KGen LLC
	Synthetic Letter of Credit 0.153%, due 2/8/14	281,250	279,141
	1st Lien Term Loan 2.00%, due 2/10/14	312,682	310,337
¤	NRG Energy, Inc.
	Synthetic Letter of Credit 2.057%, due 2/1/13	1,007,587	1,000,187
	Term Loan 2.237%, due 2/1/13	1,178,185	1,169,532
	Extended Term Loan B 3.502%, due 8/31/15	1,102,778	1,106,913
	Extended Letter of Credit 3.557%, due 8/31/15	2,888,889	2,896,111
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.759%, due 10/10/14	1,944,695	1,633,544
	Term Loan B2 3.783%, due 10/10/14	952,785	801,870
	TPF Generation Holdings LLC
	Synthetic Revolver 0.207%, due 12/15/11	7,583	7,504
	Synthetic Letter of Credit 0.207%, due 12/13/13	24,191	23,936
	Term Loan B 2.307%, due 12/15/13	49,384	48,866
	2nd Lien Term Loan C 4.557%, due 12/15/14	500,000	473,750
	TPF II LC LLC Term Loan B 3.057%, due 10/15/14 (d)	563,755	541,205
			18,740,680
	Total Floating Rate Loans (Cost $452,318,765)		454,338,210

	Foreign Floating Rate Loans 3.7% (c)
	Broadcasting & Entertainment 0.5%
	UPC Financing Partnership
	Term Loan T 3.761%, due 12/30/16	1,020,716	1,021,036
	Term Loan X 3.761%, due 12/29/17	1,896,576	1,894,996
			2,916,032
	Chemicals, Plastics & Rubber 0.4%
	Brenntag Holding GmbH & Co.
	Acquisition Term Loan 3.76%, due 1/20/14	369,179	368,718
	Term Loan B2 3.77%, due 1/20/14	2,194,072	2,191,330
			2,560,048
	Electronics 0.9%
	Flextronics International, Ltd.
	Delayed Draw A1-A Term Loan 2.504%, due 10/1/14	441,850	438,220
	Term Loan A 2.511%, due 10/1/14	1,537,637	1,525,007
	Term Loan B 2.511%, due 10/1/12	2,936,894	2,914,867
			4,878,094
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Bombardier Recreational Products, Inc. Term Loan 2.81%, due 6/28/13 (d)	389,608	383,439

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 3.996%, due 7/31/14	2,010,139	814,107

	Telecommunications 1.7%
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	6,800,000	6,838,209
	Telesat Canada
	U.S. Term I Loan 3.25%, due 10/31/14	2,684,886	2,675,376
	U.S. Term II Loan 3.25%, due 10/31/14	230,630	229,813
			9,743,398
	Total Foreign Floating Rate Loans (Cost $22,346,704)		21,295,118

	Yankee Bonds 0.8% (f)
	Aerospace & Defense 0.5%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	2,800,000	3,024,000

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources August 2006 Pty, Ltd. 6.375%, due 2/1/16 (a)	1,500,000	1,511,250

	Total Yankee Bonds (Cost $4,300,000)		4,535,250

	Total Long-Term Bonds (Cost $526,456,073)		530,808,124

		Shares	Value
	Common Stocks 0.1%
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (d)(e)	10,945	259,944

	Printing & Publishing 0.0%‡
	F&W Publications, Inc. (d)(e)	1,650	17
	SuperMedia, Inc. (g)	3,538	22,077
			22,094
	Total Common Stocks (Cost $523,942)		282,038

		Principal Amount	Value
	Short-Term Investments 6.8%
	Other Commercial Paper 4.8%
	Abbott Laboratories 0.15%, due 5/3/11 (a)(h)	5,000,000	4,999,289
	Basin Electric Power Cooperative, Inc. 0.21%, due 4/5/11 (a)(h)	4,500,000	4,499,895
	John Deere Credit, Inc. 0.20%, due 4/5/11 (a)(h)	3,500,000	3,499,922
	National Cooperative Services 0.27%, due 4/29/11 (h)	5,000,000	4,998,950
	Novartis Finance Corp. 0.18%, due 4/15/11 (a)(h)	4,500,000	4,499,685
	Roche Holdings, Inc. 0.16%, due 4/1/11 (a)(h)	4,500,000	4,500,000
	Total Other Commercial Paper (Cost $26,997,741)		26,997,741

	Repurchase Agreements 2.0%
	BNP Paribas 0.15%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $9,788,041 (Collateralized by a U.S. Government Agency Obligation with a zero coupon rate and a maturity date of 4/15/30, with a Principal Amount of $25,612,000 and a Market Value of $9,984,070)	9,788,000	9,788,000
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $1,589,111 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $1,625,000 and a Market Value of $1,624,955)	1,589,111	1,589,111

	Total Repurchase Agreements (Cost $11,377,111)		11,377,111

	Total Short-Term Investments (Cost $38,374,852)		38,374,852

	Total Investments (Cost $565,354,867) (i)	100.6%	569,465,014

	Other Assets, Less Liabilities	(0.6)	(3,408,061)
	Net Assets	100.0%	$566,056,953

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Illiquid security. The total market value of these securities at March 31, 2011 is $13,780,129, which represents 2.4% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of these securities at March 31, 2011 is $829,137, which represents 0.2% of the Portfolio's net assets.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	Interest rate presented is yield to maturity.
(i)	At March 31, 2011, cost is $565,304,151 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$8,523,985
Gross unrealized depreciation	(4,363,122)
Net unrealized appreciation	$4,160,863

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$50,639,546	$—	$50,639,546
Floating Rate Loans (b)	—	453,769,034	569,176	454,338,210
Foreign Floating Rate Loans	—	21,295,118	—	21,295,118
Yankee Bonds	—	4,535,250	—	4,535,250
Total Long-Term Bonds	—	530,238,948	569,176	530,808,124
Common Stocks (c)	22,077	—	259,961	282,038
Short-Term Investments
Other Commercial Paper	—	26,997,741	—	26,997,741
Repurchase Agreements	—	11,377,111	—	11,377,111
Total Short-Term Investments	—	38,374,852	—	38,374,852
Total Investments in Securities	$22,077	$568,613,800	$829,137	$569,465,014

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 securities valued at $436,950 and $132,226 are held in Printing & Publishing, within the Floating Rate Loans section of the Portfolio of Investments.
(c) The level 3 securities valued at $259,944 and $17 are held in Leisure, Amusement, Motion Pictures & Entertainment and Printing & Publishing, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Long-Term Bonds
Floating Rate Loans
Printing & Publishing	$725,651	$-	$-	$(161,996)	$6,796	$(1,275)	$-	$-	$569,176	$(161,996)
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	259,944	-	-	-	-	-	-	-	259,944	-
Printing & Publishing	7,524	-	-	(7,507)	-	-	-	-	17	(7,507)
Total	$993,119	$-	$-	$(169,503)	$6,796	$(1,275)	$-	$-	$829,137	$(169,503)

MainStay VP Government Portfolio

Portfolio of Investments ††† March 31, 2011 unaudited
		Principal Amount	Value
	Long-Term Bonds 99.5%†
	Asset-Backed Securities 1.3%
	Credit Cards 0.2%
	Chase Issuance Trust Series 2006-C4, Class C4 0.545%, due 1/15/14 (a)	$855,000	$853,054

	Diversified Financial Services 0.3%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	820,983	876,247

	Home Equity 0.2%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	134,299	134,618
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	432,784	436,159
			570,777
	Utilities 0.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,945,000	2,193,166

	Total Asset-Backed Securities (Cost $4,223,940)		4,493,244

	Corporate Bonds 5.3%
	Agriculture 1.4%
	Altria Group, Inc. 9.70%, due 11/10/18	3,600,000	4,734,421

	Auto Manufacturers 1.0%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,612,761

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,089,940

	Electric 1.1%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,710,000	3,756,215

	Pipelines 0.8%
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,708,027

	Real Estate Investment Trusts 0.7%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,619,451

	Total Corporate Bonds (Cost $17,668,178)		18,520,815

	Mortgage-Backed Securities 3.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.0%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	183,705	184,877
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	1,380,000	1,476,204
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.953%, due 8/25/36 (c)	973,792	901,266
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	862,073
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	530,000	546,288
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,269,384
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (c)	2,000,000	2,142,324
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (a)	1,000,000	1,063,432
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.77%, due 2/25/42 (a)(d)(e)(f)	1,329,503	1,272,865
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (d)	800,000	813,972

	Total Mortgage-Backed Securities (Cost $10,449,186)		10,532,685

	Municipal Bond 1.1%
	Michigan 1.1%
	Michigan Finance Authority Series E 4.75%, due 8/22/11	3,900,000	3,962,751

	Total Municipal Bond (Cost $3,913,087)		3,962,751

	U.S. Government & Federal Agencies 88.8%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	280,467	286,648

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.8%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,799,217

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,098,068	241,784
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	186,501	41,372
			283,156
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 15.4%
	2.548%, due 3/1/35 (a)	56,569	59,310
	3.50%, due 10/1/25	1,551,657	1,558,644
¤	3.50%, due 11/1/25	6,991,580	7,023,061
	4.00%, due 3/1/25	4,436,932	4,573,506
	4.00%, due 7/1/25	1,763,680	1,817,968
	4.00%, due 12/1/40	6,024,348	5,933,207
	4.00%, due 2/1/41	5,469,257	5,386,515
¤	4.00%, due 3/1/41	11,942,452	11,761,779
	5.00%, due 1/1/20	1,398,695	1,498,670
	5.00%, due 6/1/33	2,952,043	3,113,688
	5.00%, due 8/1/33	1,656,651	1,741,083
	5.00%, due 5/1/36	1,075,290	1,125,724
	5.00%, due 10/1/39	2,569,014	2,698,339
	5.04%, due 6/1/35 (a)	858,182	912,774
	5.50%, due 1/1/21	1,033,613	1,121,734
	5.50%, due 1/1/33	2,722,564	2,924,579
	5.633%, due 2/1/37 (a)	320,454	339,076
	6.50%, due 4/1/37	260,952	292,466
			53,882,123
	Federal National Mortgage Association 2.4%
	1.20%, due 9/27/13	4,750,000	4,728,411
	4.625%, due 5/1/13	3,285,000	3,499,432
			8,227,843
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 47.4%
	2.059%, due 11/1/34 (a)	362,313	377,301
	2.48%, due 4/1/34 (a)	598,574	623,628
¤	3.50%, due 11/1/20	8,796,124	9,060,975
	3.50%, due 10/1/25	3,510,876	3,525,039
¤	3.50%, due 11/1/25	25,194,917	25,296,556
	4.50%, due 7/1/18	4,340,979	4,596,566
	4.50%, due 11/1/18	3,523,964	3,731,447
	4.50%, due 6/1/23	4,932,225	5,181,008
	4.50%, due 7/1/39	5,739,981	5,880,051
	4.50%, due 9/1/40	5,431,250	5,563,786
¤	4.50%, due 1/1/41	9,217,562	9,442,494
	5.00%, due 11/1/17	2,253,064	2,412,346
	5.00%, due 9/1/20	205,116	219,361
	5.00%, due 11/1/33	5,411,291	5,704,187
	5.00%, due 6/1/35	4,366,750	4,598,333
	5.00%, due 1/1/36	583,326	613,897
	5.00%, due 2/1/36	5,584,489	5,877,162
¤	5.00%, due 5/1/36	6,944,830	7,308,796
	5.00%, due 3/1/40	3,892,685	4,096,694
	5.00%, due 2/1/41	5,272,204	5,568,281
	5.50%, due 11/1/17	1,526,422	1,654,749
	5.50%, due 6/1/19	1,195,000	1,308,831
	5.50%, due 11/1/19	1,270,837	1,391,892
	5.50%, due 4/1/21	2,185,763	2,372,112
	5.50%, due 6/1/21	252,220	273,251
¤	5.50%, due 6/1/33	7,298,938	7,859,640
	5.50%, due 11/1/33	4,575,550	4,927,043
	5.50%, due 12/1/33	4,593,477	4,946,347
	5.50%, due 6/1/34	1,232,090	1,325,198
	5.50%, due 3/1/35	1,963,420	2,111,795
	5.50%, due 12/1/35	899,664	966,808
	5.50%, due 4/1/36	5,231,133	5,621,545
	5.50%, due 1/1/37	721,279	781,647
	5.50%, due 7/1/37	560,019	606,890
	5.50%, due 8/1/37	1,139,157	1,224,175
	6.00%, due 12/1/16	92,317	100,712
	6.00%, due 1/1/33	565,899	623,097
	6.00%, due 3/1/33	732,681	806,279
	6.00%, due 9/1/34	100,620	110,538
	6.00%, due 9/1/35	2,112,541	2,324,238
	6.00%, due 10/1/35	247,004	271,729
	6.00%, due 10/1/35 TBA (h)	6,450,000	6,998,250
	6.00%, due 4/1/36	2,042,759	2,236,464
	6.00%, due 6/1/36	2,306,067	2,518,976
	6.00%, due 11/1/36	1,771,054	1,937,888
	6.00%, due 4/1/37	421,509	455,683
	6.50%, due 10/1/31	214,938	243,144
	6.50%, due 7/1/32	95,443	107,968
	6.50%, due 2/1/37	209,828	235,463
	6.50%, due 8/1/47	320,590	355,448
			166,375,708
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.5%
	Series 2006-32, Class A 5.079%, due 1/16/30	1,823,821	1,907,128

	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.9%
	4.00%, due 9/20/40	3,962,741	3,974,093
¤	4.50%, due 5/20/40	15,586,018	16,081,198
	5.00%, due 4/15/34	3,214,427	3,430,898
	5.00%, due 6/1/38 TBA (h)	1,800,000	1,908,844
	5.50%, due 6/15/33	1,959,158	2,135,687
	5.50%, due 12/15/35	987,215	1,074,007
	5.50%, due 5/1/36 TBA (h)	3,810,000	4,117,776
	6.00%, due 8/15/32	497,937	550,946
	6.00%, due 10/15/32	704,371	779,357
	6.50%, due 7/15/28	80,159	90,771
	6.50%, due 8/15/28	124,263	140,712
	6.50%, due 7/15/32	458,934	519,742
			34,804,031
¤	Overseas Private Investment Corporation 2.2%
	5.142%, due 12/15/23 (i)	7,152,573	7,751,458

	Tennessee Valley Authority 3.2%
	3.875%, due 2/15/21	2,750,000	2,759,086
	4.65%, due 6/15/35 (i)	4,395,000	4,264,838
	6.25%, due 12/15/17 (i)	3,485,000	4,134,377
			11,158,301
	United States Treasury Notes 6.8%
¤	0.375%, due 8/31/12	12,200,000	12,179,504
	2.00%, due 7/15/14 T.I.P.S. (j)	3,504,390	3,845,521
	2.625%, due 8/15/20	4,475,000	4,198,110
	4.75%, due 8/15/17	3,365,000	3,771,956
			23,995,091
	Total U.S. Government & Federal Agencies (Cost $305,661,376)		311,470,704

	Total Long-Term Bonds (Cost $341,915,767)		348,980,199

	Short-Term Investment 16.5%
	Repurchase Agreement 16.5%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $58,026,214 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $59,190,000 and a Market Value of $59,188,343)	58,026,198	58,026,198

	Total Short-Term Investment (Cost $58,026,198)		58,026,198

	Total Investments (Cost $399,941,965) (k)	116.0%	407,006,397

	Other Assets, Less Liabilities	(16.0)	(56,136,400)
	Net Assets	100.0%	$350,869,997

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2011 is $570,777, which represents 0.2% of the Portfolio's net assets.
(c)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at March 31, 2011.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - The total market value of this security at March 31, 2011 is $1,272,865, which represents 0.4% of the Portfolio's net assets.
(f)	Fair valued security - The total market value of this security at March 31, 2011 is $1,272,865, which represents 0.4% of the Portfolio's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2011 is $13,024,870, which represents 3.7% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At March 31, 2011, cost is $399,941,965 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$9,470,938
	Gross unrealized depreciation	(2,406,506)
	Net unrealized appreciation	$7,064,432

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,493,244	$—	$4,493,244
Corporate Bonds	—	18,520,815	—	18,520,815
Mortgage-Backed Securities (b)	—	9,259,820	1,272,865	10,532,685
Municipal Bond	—	3,962,751	—	3,962,751
U.S. Government & Federal Agencies	—	311,470,704	—	311,470,704
Total Long-Term Bonds	—	347,707,334	1,272,865	348,980,199
Short-Term Investment
Repurchase Agreement	—	58,026,198	—	58,026,198
Total Investments in Securities	$—	$405,733,532	$1,272,865	$407,006,397

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 security valued at $1,272,865 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	$1,286,399	$150	$271	$2,148	$-	$(16,103)	$-	$-	$1,272,865	$1,711
Total	$1,286,399	$150	$271	$2,148	$-	$(16,103)	$-	$-	$1,272,865	$1,711

MainStay VP Growth Allocation Portfolio

Portfolio of Investments  March 31, 2011 unaudited
	Shares		Value
Affiliated Investment Companies 100.0%†
Equity Funds 100.0%
MainStay 130/30 Core Fund Class I (a)	1,815,401		$15,049,673
MainStay 130/30 Growth Fund Class I (b)	29,608		267,949
MainStay 130/30 International Fund Class I (a)	2,355,269		17,005,045
MainStay Epoch Global Choice Fund Class I (a)	173,741		2,701,675
MainStay Epoch U.S. All Cap Fund Class I	1,184,502		29,908,665
MainStay ICAP Equity Fund Class I	337,889		12,981,684
MainStay ICAP International Fund Class I	664,217		20,836,488
MainStay MAP Fund Class I	1,152,713		38,961,712
MainStay VP Common Stock Portfolio Initial Class	1,218,467		20,798,677
MainStay VP Growth Equity Portfolio Initial Class	4,482		116,510
MainStay VP ICAP Select Equity Portfolio Initial Class	932,628		12,376,101
MainStay VP International Equity Portfolio Initial Class (a)	918,652		11,990,403
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,935,672		31,164,653
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,075,396		39,655,262
MainStay VP S&P 500 Index Portfolio Initial Class	51,527		1,387,769
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,723,477		16,962,097

Total Investments (Cost $229,138,184) (c)	100.0%		272,164,363

Other Assets, Less Liabilities	(0.0	) ‡	(31,215)
Net Assets	100.0%		$272,133,148

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2011, cost is $231,752,225 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$43,026,179
	Gross unrealized depreciation	(2,614,041)
	Net unrealized appreciation	$40,412,138

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies — Equity Funds	$272,164,363	$—	$—	$272,164,363
Total Investments in Securities	$272,164,363	$—	$—	$272,164,363

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 99.0%†
	Aerospace & Defense 4.0%
	Goodrich Corp.	50,883	$4,352,023
	Precision Castparts Corp.	38,735	5,701,017
¤	United Technologies Corp.	104,476	8,843,894
			18,896,934
	Auto Components 0.8%
	TRW Automotive Holdings Corp. (a)	70,419	3,878,678

	Beverages 2.4%
¤	PepsiCo., Inc.	177,004	11,400,828

	Biotechnology 2.3%
	Alexion Pharmaceuticals, Inc. (a)	40,973	4,043,216
	Gilead Sciences, Inc. (a)	157,303	6,675,939
			10,719,155
	Building Products 1.0%
	Masco Corp.	328,268	4,569,491

	Capital Markets 3.1%
	Ameriprise Financial, Inc.	84,918	5,186,791
	Goldman Sachs Group, Inc. (The)	35,959	5,698,423
	TD Ameritrade Holding Corp.	186,650	3,895,386
			14,780,600
	Chemicals 2.4%
	E.I. du Pont de Nemours & Co.	101,308	5,568,900
	Praxair, Inc.	58,813	5,975,401
			11,544,301
	Commercial Banks 0.9%
	PNC Financial Services Group, Inc.	69,198	4,358,782

	Communications Equipment 3.9%
	Juniper Networks, Inc. (a)	134,834	5,673,815
¤	QUALCOMM, Inc.	230,933	12,662,056
			18,335,871
	Computers & Peripherals 7.5%
¤	Apple, Inc. (a)	77,200	26,900,340
¤	EMC Corp. (a)	327,523	8,695,736
			35,596,076
	Construction & Engineering 1.0%
	Fluor Corp.	64,359	4,740,684

	Consumer Finance 1.4%
	American Express Co.	150,754	6,814,081

	Diversified Financial Services 2.0%
	CME Group, Inc.	14,782	4,457,512
	JPMorgan Chase & Co.	112,995	5,209,070
			9,666,582
	Electrical Equipment 1.9%
	Cooper Industries PLC	56,504	3,667,110
	Emerson Electric Co.	95,070	5,554,940
			9,222,050
	Electronic Equipment & Instruments 0.9%
	Amphenol Corp. Class A	77,864	4,235,023

	Energy Equipment & Services 6.3%
	Baker Hughes, Inc.	75,300	5,529,279
	Cameron International Corp. (a)	82,824	4,729,250
¤	Schlumberger, Ltd.	154,503	14,408,950
	Transocean, Ltd. (a)	65,521	5,107,362
			29,774,841
	Food Products 1.0%
	General Mills, Inc.	135,358	4,947,335

	Health Care Equipment & Supplies 2.5%
	Covidien PLC	118,127	6,135,517
	Stryker Corp.	98,049	5,961,379
			12,096,896
	Health Care Providers & Services 2.5%
	AmerisourceBergen Corp.	138,731	5,488,198
	Express Scripts, Inc. (a)	114,060	6,342,877
			11,831,075
	Health Care Technology 0.8%
	Cerner Corp. (a)	33,690	3,746,328

	Hotels, Restaurants & Leisure 1.7%
	Las Vegas Sands Corp. (a)	86,520	3,652,874
	Starwood Hotels & Resorts Worldwide, Inc.	77,874	4,526,037
			8,178,911
	Household Durables 1.2%
	Whirlpool Corp.	66,234	5,653,734

	Household Products 1.1%
	Procter & Gamble Co. (The)	86,147	5,306,655

	Internet & Catalog Retail 3.2%
	Amazon.com, Inc. (a)	44,299	7,979,579
	Priceline.com, Inc. (a)	14,628	7,408,204
			15,387,783
	Internet Software & Services 3.7%
¤	Google, Inc. Class A (a)	29,816	17,478,437

	IT Services 4.5%
¤	Cognizant Technology Solutions Corp. Class A (a)	120,209	9,785,013
	International Business Machines Corp.	42,131	6,870,302
	Paychex, Inc.	146,925	4,607,568
			21,262,883
	Life Sciences Tools & Services 2.2%
	Agilent Technologies, Inc. (a)	125,858	5,635,921
	Pharmaceutical Product Development, Inc.	172,429	4,778,008
			10,413,929
	Machinery 4.8%
¤	Danaher Corp.	162,647	8,441,379
	Deere & Co.	47,971	4,647,910
	Flowserve Corp.	38,720	4,987,136
	Ingersoll-Rand PLC	97,866	4,727,907
			22,804,332
	Media 0.8%
	Scripps Networks Interactive Class A	75,830	3,798,325

	Metals & Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc.	80,340	4,462,887

	Multiline Retail 1.1%
	Macy's, Inc.	220,352	5,345,739

	Oil, Gas & Consumable Fuels 5.5%
	Concho Resources, Inc. (a)	34,616	3,714,297
	Devon Energy Corp.	59,227	5,435,262
	ExxonMobil Corp.	53,364	4,489,513
	Occidental Petroleum Corp.	72,798	7,606,663
	Southwestern Energy Co. (a)	111,631	4,796,784
			26,042,519
	Personal Products 0.8%
	Estee Lauder Cos., Inc. (The) Class A	40,062	3,860,374

	Pharmaceuticals 1.0%
	Shire PLC, Sponsored ADR (b)	56,181	4,893,365

	Professional Services 0.9%
	Verisk Analytics, Inc. Class A (a)	123,694	4,052,215

	Road & Rail 1.2%
	Union Pacific Corp.	59,861	5,886,132

	Semiconductors & Semiconductor Equipment 2.9%
	Applied Materials, Inc.	292,842	4,574,192
	Broadcom Corp. Class A	107,133	4,218,897
	Texas Instruments, Inc.	141,882	4,903,442
			13,696,531
	Software 8.8%
	Autodesk, Inc. (a)	103,884	4,582,323
	Citrix Systems, Inc. (a)	68,031	4,997,558
	Intuit, Inc. (a)	98,731	5,242,616
	Microsoft Corp.	322,917	8,189,175
¤	Oracle Corp.	481,563	16,069,758
	Salesforce.com, Inc. (a)	20,397	2,724,631
			41,806,061
	Specialty Retail 1.7%
	Home Depot, Inc. (The)	223,883	8,297,104

	Textiles, Apparel & Luxury Goods 1.1%
	Coach, Inc.	97,267	5,061,775

	Wireless Telecommunication Services 1.3%
	American Tower Corp. Class A (a)	120,032	6,220,058

	Total Common Stocks (Cost $387,897,664)		471,065,360

	Principal Amount	Value
Short-Term Investments 0.2%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $58,189 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $60,000 and a Market Value of $59,998)	$58,189	58,189

Total Repurchase Agreement (Cost $58,189)		58,189

U.S. Government 0.2%
United States Treasury Bill 0.116%, due 4/21/11 (c)	700,000	699,953

Total U.S. Government (Cost $699,953)		699,953

Total Short-Term Investments (Cost $758,142)		758,142

Total Investments (Cost $388,655,806) (d)	99.2%	471,823,502

Other Assets, Less Liabilities	0.8	3,843,328
Net Assets	100.0%	$475,666,830

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Interest rate presented is yield to maturity.
(d)	At March 31, 2011, cost is $389,663,632 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$86,689,204
	Gross unrealized depreciation	(4,529,334)
	Net unrealized appreciation	$82,159,870

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$471,065,360	$—	$—	$471,065,360
Short-Term Investments
Repurchase Agreement	—	58,189	—	58,189
U.S. Government	—	699,953	—	699,953
Total Short-Term Investments	—	758,142	—	758,142
Total Investments in Securities	$471,065,360	$758,142	$—	$471,823,502

 (a)    For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 92.8%†
	Convertible Bonds 0.9%
	Holding Company - Diversified 0.4%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	$8,105,000	$8,267,100

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)	1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)	9,032,054	903
			1,090
	Retail 0.2%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	3,335,556
	Penske Auto Group, Inc. 3.50%, due 4/1/26	1,350,000	1,351,688
			4,687,244
	Telecommunications 0.3%
	NII Holdings, Inc. 3.125%, due 6/15/12	4,845,000	4,893,450

	Total Convertible Bonds (Cost $16,391,218)		17,848,884

	Corporate Bonds 78.7%
	Advertising 0.7%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	3,100,000	3,386,750
	Lamar Media Corp.
	6.625%, due 8/15/15	715,000	731,088
	Series B 6.625%, due 8/15/15	1,945,000	1,983,900
	7.875%, due 4/15/18	3,775,000	4,048,687
	9.75%, due 4/1/14	3,297,000	3,808,035
			13,958,460
	Aerospace & Defense 1.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,632,250
	BE Aerospace, Inc. 8.50%, due 7/1/18	2,660,000	2,945,950
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	4,865,000	5,144,737
	TransDigm, Inc. 7.75%, due 12/15/18 (f)	9,065,000	9,733,544
			21,456,481
	Agriculture 0.0%‡
	Alliance One International, Inc. 10.00%, due 7/15/16	890,000	902,238

	Airlines 0.0%‡
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (b)(c)(g)	3,847,600	8,657
	7.875%, due 12/31/49 (b)(c)(g)	3,986,900	3,987
	8.70%, due 3/15/49 (b)(c)(g)	155,000	155
	8.875%, due 6/1/49 (b)(c)(g)	1,996,000	1,996
	9.875%, due 3/15/37 (b)(c)(g)	2,108,000	2,108
	10.00%, due 2/1/49 (b)(c)(g)	7,315,600	7,316
			24,219
	Apparel 0.6%
	Hanesbrands, Inc. 8.00%, due 12/15/16	3,795,000	4,112,831
	Unifi, Inc. 11.50%, due 5/15/14	7,123,000	7,399,016
			11,511,847
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,177,876
	Oshkosh Corp.
	8.25%, due 3/1/17	1,580,000	1,738,000
	8.50%, due 3/1/20	1,580,000	1,771,575
			4,687,451
	Auto Parts & Equipment 2.5%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,617,100
	10.75%, due 8/15/16 (f)	2,493,000	2,832,671
	Allison Transmission, Inc. 11.25%, due 11/1/15 (f)(h)	1,323,000	1,437,109
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	4,065,000	4,369,875
	Dana Holding Corp.
	6.50%, due 2/15/19	2,998,000	2,983,010
	6.75%, due 2/15/21	2,619,000	2,619,000
	Exide Technologies 8.625%, due 2/1/18 (f)	2,320,000	2,476,600
	FleetPride Corp. 11.50%, due 10/1/14 (f)	7,680,000	7,680,000
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	2,320,000	2,482,400
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (b)(d)(g)	2,681,000	4,022
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (f)	1,725,000	1,871,625
	Tenneco, Inc.
	6.875%, due 12/15/20	5,065,000	5,242,275
	7.75%, due 8/15/18	3,395,000	3,624,162
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (f)	5,310,000	5,787,900
	8.875%, due 12/1/17 (f)	3,050,000	3,416,000
			48,443,749
	Banks 2.0%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	1,090,000	1,020,513
	6.25%, due 12/1/17 (f)	1,040,000	1,059,500
	6.75%, due 12/1/14	6,695,000	7,036,873
	7.50%, due 9/15/20 (f)	3,817,000	4,069,876
	8.30%, due 2/12/15	11,120,000	12,190,300
	CapitalSource, Inc. 12.75%, due 7/15/14 (f)	5,150,000	6,192,875
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	2,075,000	2,165,781
	10.25%, due 4/15/17 (f)	3,255,000	3,629,325
			37,365,043
	Beverages 0.8%
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,620,000	1,834,650
	Cott Beverages, Inc.
	8.125%, due 9/1/18	2,905,000	3,101,088
	8.375%, due 11/15/17	9,085,000	9,698,237
			14,633,975
	Building Materials 1.7%
	Building Materials Corp. of America
	6.875%, due 8/15/18 (f)	4,820,000	4,928,450
	7.00%, due 2/15/20 (f)	955,000	990,812
	7.50%, due 3/15/20 (f)	5,640,000	5,865,600
¤	Texas Industries, Inc. 9.25%, due 8/15/20	15,290,000	16,513,200
	USG Corp.
	8.375%, due 10/15/18 (f)	935,000	977,075
	9.75%, due 8/1/14 (f)	2,705,000	2,961,975
			32,237,112
	Chemicals 1.9%
	CF Industries, Inc.
	6.875%, due 5/1/18	2,580,000	2,896,050
	7.125%, due 5/1/20	2,085,000	2,366,475
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	6,320,000	6,920,400
	Huntsman International LLC 5.50%, due 6/30/16	1,005,000	987,413
	Nalco Co. 8.25%, due 5/15/17	575,000	628,188
	Olin Corp. 8.875%, due 8/15/19	3,725,000	4,106,812
	Omnova Solutions, Inc. 7.875%, due 11/1/18 (f)	3,630,000	3,675,375
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	13,455,000	14,363,212
			35,943,925
	Coal 1.2%
	Arch Coal, Inc.
	7.25%, due 10/1/20	1,110,000	1,190,475
	8.75%, due 8/1/16	2,070,000	2,313,225
	Consol Energy, Inc. 8.00%, due 4/1/17	10,400,000	11,388,000
	Peabody Energy Corp.
	6.50%, due 9/15/20	3,485,000	3,737,662
	7.375%, due 11/1/16	845,000	937,950
	7.875%, due 11/1/26	2,235,000	2,517,169
			22,084,481
	Commercial Services 2.4%
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (h)	6,901,515	7,082,680
	Corrections Corp. of America
	6.25%, due 3/15/13	1,030,000	1,030,000
	7.75%, due 6/1/17	1,455,000	1,580,494
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(d)(g)	2,412,000	173,664
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,211,852
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19 (f)	4,625,000	4,682,812
	iPayment, Inc. 9.75%, due 5/15/14	5,800,000	5,771,000
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (f)	7,845,000	7,766,550
	Lender Processing Services, Inc. 8.125%, due 7/1/16	3,380,000	3,519,425
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (b)(d)(g)	150,000	7,800
	9.75%, due 1/15/49 (b)(d)(g)	8,530,000	443,560
	Service Corp. International 7.625%, due 10/1/18	1,618,000	1,767,665
	Valassis Communications, Inc. 6.625%, due 2/1/21 (f)	3,740,000	3,632,475
			45,669,977
	Computers 0.4%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	3,625,000	3,688,438
	10.625%, due 5/15/15	3,425,000	3,754,656
			7,443,094
	Distribution & Wholesale 0.7%
	ACE Hardware Corp. 9.125%, due 6/1/16 (f)	5,685,000	6,118,481
	American Tire Distributors, Inc. 9.75%, due 6/1/17	7,100,000	7,810,000
			13,928,481
	Electric 3.9%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	6,480,600	4,601,226
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (f)	13,635,000	14,862,150
	Calpine Corp. 7.25%, due 10/15/17 (f)	10,177,000	10,584,080
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	8,960,000	9,494,688
	GenOn Escrow Corp. 9.50%, due 10/15/18 (f)	6,410,000	6,666,400
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (f)	1,615,000	1,748,238
	8.625%, due 11/14/11	795,000	822,825
	PNM Resources, Inc. 9.25%, due 5/15/15	2,825,000	3,192,250
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,589,649
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,294,125
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	2,975,000	3,079,125
	7.875%, due 6/15/17	14,950,000	14,837,875
			73,772,631
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,293,200
	9.25%, due 6/15/19	4,810,000	5,333,088
			7,626,288
	Electronics 0.2%
	Stoneridge, Inc. 9.50%, due 10/15/17 (f)	3,110,000	3,436,550

	Energy - Alternate Sources 0.2%
	Headwaters, Inc. 7.625%, due 4/1/19 (f)	3,922,000	3,922,000

	Engineering & Construction 0.5%
	New Enterprise Stone & Lime Co. 11.00%, due 9/1/18 (f)	7,490,000	7,583,625
	Tutor Perini Corp. 7.625%, due 11/1/18 (f)	1,540,000	1,586,200
			9,169,825
	Entertainment 3.0%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	3,160,000	3,361,450
	FireKeepers Development Authority 13.875%, due 5/1/15 (f)	870,000	1,030,950
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	6,775,000	7,689,625
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14	1,875,000	1,860,938
	7.75%, due 3/15/19 (f)	1,910,000	1,900,450
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	8,990,000	9,079,900
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	1,210,000	1,098,075
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	9,265,000	9,913,550
	Peninsula Gaming LLC
	8.375%, due 8/15/15	1,665,000	1,777,388
	10.75%, due 8/15/17	4,559,000	5,003,502
	Penn National Gaming, Inc. 6.75%, due 3/1/15	7,510,000	7,632,037
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	2,305,000	2,345,338
	8.625%, due 8/1/17	550,000	599,500
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	2,985,000	3,272,306
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(d)	551,289	385,902
			56,950,911
	Environmental Controls 0.8%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,524,000	2,678,595
	Darling International, Inc. 8.50%, due 12/15/18 (f)	3,600,000	3,915,000
	Geo Sub Corp. 11.00%, due 5/15/12	8,780,000	8,714,150
			15,307,745
	Finance - Auto Loans 2.5%
	AmeriCredit Corp. 8.50%, due 7/1/15	5,177,000	5,422,907
	Credit Acceptance Corp.
	9.125%, due 2/1/17 (f)	2,130,000	2,297,738
	9.125%, due 2/1/17	1,070,000	1,156,938
¤	Ford Motor Credit Co. LLC
	5.56%, due 6/15/11 (a)	4,150,000	4,181,457
	7.00%, due 4/15/15	1,465,000	1,585,754
	7.25%, due 10/25/11	8,545,000	8,793,489
	7.50%, due 8/1/12	3,130,000	3,337,413
	8.00%, due 6/1/14	9,410,000	10,465,604
	8.00%, due 12/15/16	155,000	175,953
	8.125%, due 1/15/20	3,735,000	4,278,207
	12.00%, due 5/15/15	4,455,000	5,607,290
			47,302,750
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	2,540,000	2,768,600
	8.45%, due 6/15/18	4,085,000	4,575,200
			7,343,800
	Finance - Other Services 0.7%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (f)	9,465,000	9,748,950
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (d)	871	875
	SquareTwo Financial Corp. 11.625%, due 4/1/17 (f)	4,185,000	4,247,775
			13,997,600
	Food 2.5%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	4,740,000	5,142,900
	American Stores Co. 8.00%, due 6/1/26	5,415,000	4,900,575
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	3,633,983	3,933,787
	B&G Foods, Inc. 7.625%, due 1/15/18	2,761,000	2,974,977
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,575,000	3,659,906
	Dean Foods Co. 9.75%, due 12/15/18 (f)	410,000	420,763
	Smithfield Foods, Inc. 10.00%, due 7/15/14	4,540,000	5,345,850
	Stater Brothers Holdings 7.75%, due 4/15/15	547,000	567,512
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (b)(d)	6,300,000	6,331,500
	7.75%, due 3/1/18	3,070,000	3,307,925
	Tyson Foods, Inc.
	8.25%, due 10/1/11	1,185,000	1,220,550
	10.50%, due 3/1/14	7,735,000	9,282,000
			47,088,245
	Forest Products & Paper 2.1%
	ABI Escrow Corp. 10.25%, due 10/15/18 (f)	9,075,000	10,027,875
	Clearwater Paper Corp. 7.125%, due 11/1/18 (f)	2,870,000	3,006,325
¤	Georgia-Pacific Corp.
	7.125%, due 1/15/17 (f)	1,231,000	1,306,399
	7.25%, due 6/1/28	4,180,000	4,368,100
	7.375%, due 12/1/25	1,310,000	1,382,050
	7.75%, due 11/15/29	64,000	70,320
	8.00%, due 1/15/24	3,469,000	3,963,333
	8.125%, due 5/15/11	7,670,000	7,717,937
	8.875%, due 5/15/31	6,895,000	8,325,712
	Georgia-Pacific LLC 9.50%, due 12/1/11	595,000	625,494
			40,793,545
	Health Care - Products 0.9%
	Alere, Inc. 8.625%, due 10/1/18	2,155,000	2,281,606
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,300,369
	11.625%, due 10/15/17	4,310,000	4,805,650
	Hanger Orthopedic Group, Inc. 7.125%, due 11/15/18	5,590,000	5,701,800
			18,089,425
	Health Care - Services 4.1%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	3,740,000	3,693,250
	American Renal Holdings Co., Inc.
	8.375%, due 5/15/18	2,830,000	2,985,650
	9.75%, due 3/1/16 (f)(h)	2,665,000	2,631,688
	Capella Healthcare, Inc. 9.25%, due 7/1/17 (f)	3,850,000	4,100,250
	Centene Corp. 7.25%, due 4/1/14	2,660,000	2,756,425
	Community Health Systems, Inc. 8.875%, due 7/15/15	6,105,000	6,440,775
	DaVita, Inc.
	6.375%, due 11/1/18	3,010,000	3,040,100
	6.625%, due 11/1/20	1,896,000	1,919,700
	Gentiva Health Services, Inc. 11.50%, due 9/1/18	4,685,000	5,299,906
	HCA Holdings, Inc. 7.75%, due 5/15/21 (f)	2,570,000	2,679,225
¤	HCA, Inc.
	5.75%, due 3/15/14	3,050,000	3,107,188
	6.30%, due 10/1/12	1,050,000	1,086,750
	6.75%, due 7/15/13	5,220,000	5,487,525
	7.19%, due 11/15/15	93,000	93,465
	8.50%, due 4/15/19	1,470,000	1,631,700
	9.00%, due 12/15/14	440,000	472,450
	9.125%, due 11/15/14	1,125,000	1,179,844
	9.625%, due 11/15/16 (h)	1,280,000	1,379,200
	9.875%, due 2/15/17	1,355,000	1,517,600
	HealthSouth Corp.
	7.75%, due 9/15/22	640,000	665,600
	8.125%, due 2/15/20	2,450,000	2,652,125
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	7,760,000	8,303,200
	Res-Care, Inc. 10.75%, due 1/15/19 (f)	3,480,000	3,784,500
	Select Medical Corp. 7.625%, due 2/1/15	3,655,000	3,718,962
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19 (f)	4,860,000	4,920,750
	8.00%, due 2/1/18	1,015,000	1,039,106
	8.00%, due 2/1/18 (f)	640,000	653,600
			77,240,534
	Holding Companies - Diversified 0.6%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	4,950,400
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	6,720,000	7,274,400
			12,224,800
	Household Products & Wares 1.3%
	Central Garden and Pet Co. 8.25%, due 3/1/18	4,785,000	5,012,288
	Diversey, Inc. 8.25%, due 11/15/19	1,500,000	1,608,750
	Jarden Corp.
	6.125%, due 11/15/22	1,210,000	1,182,775
	7.50%, due 5/1/17	5,940,000	6,340,950
	Prestige Brands, Inc. 8.25%, due 4/1/18 (f)	3,560,000	3,755,800
	Spectrum Brands, Inc. 9.50%, due 6/15/18 (f)	6,505,000	7,171,762
			25,072,325
	Housewares 0.3%
	Libbey Glass, Inc. 10.00%, due 2/15/15	5,557,000	6,057,130

	Insurance 1.6%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (f)	2,690,000	2,702,132
¤	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	15,470,000	16,185,487
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (f)	3,290,000	3,438,050
	Ironshore Holdings (US), Inc. 8.50%, due 5/15/20 (f)	4,190,000	4,327,474
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (b)(c)(d)(f)(g)	555,000	5,550
	9.15%, due 7/1/26 (b)(c)(d)(f)(g)	12,235,000	122,350
	USI Holdings Corp.
	4.188%, due 11/15/14 (a)(f)	770,000	748,825
	9.75%, due 5/15/15 (f)	2,599,000	2,663,975
			30,193,843
	Internet 0.5%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	3,650,000	3,764,063
	Expedia, Inc. 8.50%, due 7/1/16 (f)	4,795,000	5,214,562
			8,978,625
	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc.
	5.875%, due 9/15/11	1,275,000	1,292,891
	6.70%, due 6/15/17	3,743,000	4,034,216
			5,327,107
	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,727,026
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	85,000	88,318
	9.375%, due 6/1/19	2,600,000	3,293,903
	Ryerson, Inc.
	7.679%, due 11/1/14 (a)	1,370,000	1,311,775
	12.00%, due 11/1/15	5,876,000	6,375,460
			13,796,482
	Leisure Time 0.2%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	1,760,000	2,129,600
	Harley-Davidson Funding Corp. 5.25%, due 12/15/12 (f)	255,000	266,099
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	1,855,000	1,882,825
			4,278,524
	Lodging 0.8%
	MGM Mirage, Inc. 13.00%, due 11/15/13	1,825,000	2,192,281
	San Pasqual Casino 8.00%, due 9/15/13 (f)	1,815,000	1,815,000
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.81%, due 3/15/14 (a)(f)	3,760,000	3,666,000
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,889,600
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	1,075,000	1,148,906
	7.875%, due 5/1/12	3,304,000	3,498,110
			15,209,897
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	3,833,850

	Media 3.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	4,700,000	4,817,500
	7.25%, due 10/30/17	1,245,000	1,301,025
	7.875%, due 4/30/18	1,585,000	1,684,063
	Charter Communications Operating LLC 8.00%, due 4/30/12 (f)	13,479,000	14,152,950
	Charter Communications Operating LLC/Charter Communications Operating Capital 10.875%, due 9/15/14 (f)	565,000	632,800
	CSC Holdings, Inc.
	6.75%, due 4/15/12	2,155,000	2,235,813
	8.50%, due 4/15/14	6,575,000	7,372,219
	DISH DBS Corp. 7.75%, due 5/31/15	1,345,000	1,472,775
	Morris Publishing Group LLC 10.00%, due 9/1/14 (d)	2,071,213	1,985,775
	Nielsen Finance LLC/Nielsen Finance Co. 7.75%, due 10/15/18 (f)	7,060,000	7,571,850
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (f)	6,715,000	6,916,450
	Rainbow National Services LLC
	8.75%, due 9/1/12 (f)	2,940,000	2,951,025
	10.375%, due 9/1/14 (f)	8,515,000	8,834,312
			61,928,557
	Metal Fabricate & Hardware 0.5%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	2,705,000	2,644,137
	8.75%, due 9/1/20	5,200,000	5,785,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (d)(h)	1,249,498	1,240,127
			9,669,264
	Mining 0.4%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	613,000	639,053
	8.375%, due 4/1/17	7,105,000	7,833,262
			8,472,315
	Miscellaneous - Manufacturing 2.4%
	Actuant Corp. 6.875%, due 6/15/17	4,450,000	4,583,500
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	10,055,000	10,721,144
	FGI Operating Co., Inc. 10.25%, due 8/1/15	3,480,000	3,710,550
	Griffon Corp. 7.125%, due 4/1/18 (f)	4,755,000	4,838,212
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,430,425
	Polypore International, Inc. 7.50%, due 11/15/17 (f)	6,165,000	6,473,250
	SPX Corp.
	6.875%, due 9/1/17 (f)	4,285,000	4,606,375
	7.625%, due 12/15/14	4,095,000	4,509,619
			44,873,075
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18 (f)	5,270,000	5,480,800

	Oil & Gas 7.9%
	Anadarko Petroleum Corp. 6.375%, due 9/15/17	2,189,000	2,409,421
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,541,400
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	5,465,000	5,724,587
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,615,000	10,396,219
	6.875%, due 8/15/18	1,905,000	2,071,688
	Comstock Resources, Inc. 7.75%, due 4/1/19	945,000	961,538
	Concho Resources, Inc./Midland, TX 7.00%, due 1/15/21	5,485,000	5,772,962
	Continental Resources, Inc. 8.25%, due 10/1/19	3,620,000	4,004,625
	Denbury Resources, Inc. 8.25%, due 2/15/20	5,415,000	6,051,262
	Forest Oil Corp.
	8.00%, due 12/15/11	3,885,000	4,059,825
	8.50%, due 2/15/14	410,000	457,150
	Frontier Oil Corp. 8.50%, due 9/15/16	2,230,000	2,419,550
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (f)	7,600,000	7,866,000
	9.00%, due 6/1/16 (f)	2,895,000	3,032,513
	Holly Corp. 9.875%, due 6/15/17	4,550,000	5,141,500
	Linn Energy LLC 9.875%, due 7/1/18	2,395,000	2,790,175
	Linn Energy LLC/Linn Energy Finance Corp. 11.75%, due 5/15/17	2,483,000	2,979,600
	Newfield Exploration Co.
	6.625%, due 9/1/14	6,425,000	6,569,562
	6.625%, due 4/15/16	5,060,000	5,230,775
	Penn Virginia Corp. 10.375%, due 6/15/16	2,400,000	2,712,000
	PetroHawk Energy Corp.
	7.25%, due 8/15/18 (f)	4,285,000	4,413,550
	7.875%, due 6/1/15	1,725,000	1,828,500
	10.50%, due 8/1/14	3,615,000	4,152,731
	Petroquest Energy, Inc. 10.00%, due 9/1/17	9,575,000	10,245,250
	Pioneer Drilling Co. 9.875%, due 3/15/18	3,325,000	3,574,375
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	2,100,000	2,191,875
	10.00%, due 3/1/16	4,640,000	5,231,600
	Pride International, Inc. 6.875%, due 8/15/20	2,650,000	3,004,438
	Range Resources Corp.
	7.50%, due 5/15/16	310,000	321,625
	8.00%, due 5/15/19	2,980,000	3,285,450
	SM Energy Co. 6.625%, due 2/15/19 (f)	2,070,000	2,124,338
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,616,800
	8.625%, due 2/1/17	2,400,000	2,502,000
	W&T Offshore, Inc. 8.25%, due 6/15/14 (f)	3,725,000	3,855,375
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	4,730,000	4,895,550
	7.00%, due 2/1/14	7,891,000	8,403,915
			149,839,724
	Oil & Gas Services 0.4%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15 (f)	3,555,000	3,741,638
	Complete Production Services, Inc. 8.00%, due 12/15/16	3,815,000	4,024,825
			7,766,463
	Packaging & Containers 1.8%
	Ball Corp.
	6.75%, due 9/15/20	1,635,000	1,708,575
	7.125%, due 9/1/16	2,790,000	3,051,562
	7.375%, due 9/1/19	2,805,000	3,036,412
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (f)	3,700,000	3,764,750
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,506,820
	Owens-Brockway Glass Container, Inc.
	6.75%, due 12/1/14	4,035,000	4,120,744
	7.375%, due 5/15/16	1,750,000	1,918,438
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	10,148,000	11,568,720
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,295,000	2,490,075
			35,166,096
	Pharmaceuticals 2.1%
	BioScrip, Inc. 10.25%, due 10/1/15	3,325,000	3,462,156
	Giant Funding Corp. 8.25%, due 2/1/18 (f)	3,720,000	3,817,650
	Lantheus Medical Imaging, Inc.
	9.75%, due 5/15/17	3,810,000	3,971,925
	9.75%, due 5/15/17 (f)	2,435,000	2,538,488
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	5,010,000	5,392,012
	7.875%, due 7/15/20 (f)	2,940,000	3,197,250
	Quintiles Transnational Corp. 9.50%, due 12/30/14 (f)(h)	4,740,000	4,846,650
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (f)	6,200,000	6,122,500
	6.75%, due 10/1/17 (f)	2,200,000	2,167,000
	6.75%, due 8/15/21 (f)	3,075,000	2,917,406
	7.00%, due 10/1/20 (f)	1,655,000	1,605,350
			40,038,387
	Pipelines 2.1%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	395,000	478,800
	9.625%, due 11/1/21	7,515,000	10,414,279
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	2,232,464	2,345,628
	Copano Energy LLC 8.125%, due 3/1/16	3,405,000	3,549,712
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	4,940,000	5,001,750
	7.75%, due 6/1/18	7,365,000	7,696,425
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	6,940,000	7,113,500
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,598,476
			39,198,570
	Real Estate Investment Trusts 0.9%
	Host Hotels & Resorts, Inc. 6.00%, due 11/1/20	650,000	638,625
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	2,145,000	2,220,075
	Host Marriott, L.P.
	6.375%, due 3/15/15	2,675,000	2,731,844
	Series Q 6.75%, due 6/1/16	9,400,000	9,693,750
	Weyerhaeuser Co.
	6.75%, due 3/15/12	2,100,000	2,207,471
	6.875%, due 12/15/33	495,000	497,079
			17,988,844
	Retail 4.1%
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16	995,000	1,032,313
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21	3,725,000	3,822,781
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	2,420,000	2,468,400
	8.375%, due 11/15/20 (f)	6,375,000	6,630,000
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	5,749,144
	DineEquity, Inc. 9.50%, due 10/30/18 (f)	8,705,000	9,444,925
	Dunkin Finance Corp. 9.625%, due 12/1/18 (f)	3,364,000	3,427,075
	HSN, Inc. 11.25%, due 8/1/16	6,555,000	7,423,537
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	4,215,000	4,362,525
	Limited Brands, Inc.
	6.625%, due 4/1/21	3,610,000	3,691,225
	8.50%, due 6/15/19	1,555,000	1,784,363
	Needle Merger Sub Corp. 8.125%, due 3/15/19 (f)	3,795,000	3,832,950
	Penske Auto Group, Inc. 7.75%, due 12/15/16	8,359,000	8,641,116
	Phillips-Van Heusen Corp. 7.375%, due 5/15/20	2,540,000	2,686,050
	QVC, Inc. 7.125%, due 4/15/17 (f)	1,405,000	1,475,250
	Roadhouse Financing, Inc. 10.75%, due 10/15/17 (f)	1,230,000	1,319,175
	Sally Holdings LLC 9.25%, due 11/15/14	4,170,000	4,373,287
	Sonic Automotive, Inc.
	8.625%, due 8/15/13	307,000	310,838
	9.00%, due 3/15/18	5,640,000	5,992,500
			78,467,454
	Semiconductors 0.4%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	2,410,000	2,476,275
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19 (f)	4,810,000	4,924,238
			7,400,513
	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18 (f)	2,845,000	2,969,469
	7.125%, due 3/15/21 (f)	2,200,000	2,293,500
			5,262,969
	Software 0.5%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	3,245,000	3,516,769
	7.875%, due 7/15/20	955,000	1,043,338
	SS&C Technologies, Inc. 11.75%, due 12/1/13	3,978,000	4,112,257
			8,672,364
	Telecommunications 4.7%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	5,880,000	5,056,800
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	9,690,000	10,562,100
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	8,510,000	9,190,800
	Crown Castle International Corp.
	7.125%, due 11/1/19	6,835,000	7,159,662
	9.00%, due 1/15/15	940,000	1,036,350
	DigitalGlobe, Inc. 10.50%, due 5/1/14	3,070,000	3,480,613
	GCI, Inc.
	7.25%, due 2/15/14	5,550,000	5,605,500
	8.625%, due 11/15/19	4,835,000	5,306,413
	Lucent Technologies, Inc. 6.50%, due 1/15/28	2,840,000	2,442,400
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	5,510,000	5,503,112
	7.875%, due 9/1/18	3,445,000	3,686,150
	Nextel Communications, Inc.
	5.95%, due 3/15/14	1,880,000	1,884,700
	6.875%, due 10/31/13	4,325,000	4,357,438
	7.375%, due 8/1/15	1,355,000	1,360,081
	NII Capital Corp.
	7.625%, due 4/1/21	5,695,000	5,823,137
	8.875%, due 12/15/19	690,000	759,000
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	3,905,000	4,315,025
	Sprint Capital Corp.
	6.875%, due 11/15/28	7,410,000	6,835,725
	8.75%, due 3/15/32	545,000	579,744
	Sprint Nextel Corp. 8.375%, due 8/15/17	3,420,000	3,809,025
			88,753,775
	Transportation 1.6%
	AMGH Merger Sub, Inc. 9.25%, due 11/1/18 (f)	3,065,000	3,291,044
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (f)(h)	920,000	940,700
	Florida East Coast Railway Corp. 8.125%, due 2/1/17 (f)	10,062,000	10,502,212
	KAR Holdings, Inc.
	4.304%, due 5/1/14 (a)	2,475,000	2,437,875
	8.75%, due 5/1/14	5,110,000	5,276,075
	10.00%, due 5/1/15	2,162,000	2,278,208
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	5,740,000	5,940,900
			30,667,014
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15	3,540,000	3,655,050

	Total Corporate Bonds (Cost $1,411,222,862)		1,500,606,199

	Loan Assignments & Participations 2.7% (i)
	Aerospace & Defense 0.1%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 5.31%, due 7/31/14	1,133,506	1,128,547
	Tranche B2 Term Loan 5.31%, due 7/31/14	1,091,951	1,087,174
			2,215,721
	Auto Manufacturers 0.4%
	Ford Motor Co. Term Loan B1 3.01%, due 12/16/13	8,316,840	8,307,691

	Commercial Services 0.1%
	Lender Processing Services, Inc. Term Loan A 2.246%, due 7/2/13	1,904,833	1,904,833
	Ocwen Financial Corp. Term Loan 9.00%, due 7/29/15	339,250	338,402
			2,243,235
	Health Care - Services 0.7%
¤	HCA, Inc.
	Term Loan A 1.557%, due 11/19/12	1,662,753	1,651,408
	Term Loan B 2.557%, due 11/18/13	6,419,543	6,385,443
	Sun Healthcare Group, Inc. New Term Loan B 7.50%, due 10/15/16	4,732,444	4,750,191
			12,787,042
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/12 (b)(c)(d)	1,848,560	4,991

	Media 0.3%
	Nielsen Finance LLC Class A Term Loan 2.259%, due 8/9/13	6,123,276	6,081,723

	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (b)(d)	6,000,000	6,000,000

	Utilities 0.8%
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.759%, due 10/10/14	6,526,360	5,482,143
	Term Loan B2 3.783%, due 10/10/14	10,291,725	8,661,588
			14,143,731
	Total Loan Assignments & Participations (Cost $55,039,572)		51,784,134

	Yankee Bonds 10.5% (j)
	Chemicals 1.2%
¤	Nova Chemicals Corp.
	3.568%, due 11/15/13 (a)	10,200,000	10,174,500
	6.50%, due 1/15/12	7,500,000	7,734,375
	8.375%, due 11/1/16	3,835,000	4,208,912
			22,117,787
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	6,565,000	7,319,975

	Computers 0.2%
	Seagate HDD Cayman 7.75%, due 12/15/18 (f)	3,685,000	3,813,975

	Diversified Financial Services 0.4%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	8,295,000	7,921,725

	Entertainment 0.3%
	MU Finance PLC 8.375%, due 2/1/17 (f)	6,325,000	6,696,594

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (f)	3,130,000	3,599,500

	Health Care - Products 0.6%
	DJO Finance LLC/DJO Finance Corp.
	9.75%, due 10/15/17 (f)	3,310,000	3,475,500
	10.875%, due 11/15/14	7,440,000	8,109,600
			11,585,100
	Insurance 0.5%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,203,437
	7.75%, due 7/15/37	1,260,000	1,250,550
	8.30%, due 4/15/26	4,645,000	4,824,994
			9,278,981
	Iron & Steel 0.2%
	APERAM 7.375%, due 4/1/16 (f)	3,395,000	3,454,413

	Leisure Time 0.2%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (b)(d)(f)	3,350,000	4,457,212

	Media 1.5%
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,879,000	11,286,962
¤	Videotron Ltee
	6.375%, due 12/15/15	2,425,000	2,497,750
	6.875%, due 1/15/14	1,120,000	1,135,400
	9.125%, due 4/15/18	12,630,000	14,177,175
			29,097,287
	Mining 0.4%
	Novelis, Inc.
	8.375%, due 12/15/17 (f)	4,805,000	5,201,413
	8.75%, due 12/15/20 (f)	2,860,000	3,146,000
			8,347,413
	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	6,965,000	6,895,350

	Pharmaceuticals 0.6%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	5,235,000	5,496,750
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, due 9/15/18 (f)	5,380,000	5,635,550
			11,132,300
	Telecommunications 3.3%
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19 (f)	10,450,000	10,463,062
	7.50%, due 4/1/21 (f)	5,510,000	5,523,775
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	12,969,000	13,007,907
	8.875%, due 1/15/15 (f)	4,110,000	4,223,025
	Nortel Networks, Ltd.
	10.125%, due 7/15/13 (c)	1,065,000	957,169
	10.75%, due 7/15/16 (c)	1,540,000	1,391,775
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (f)	6,430,000	6,751,500
	Virgin Media Finance PLC
	8.375%, due 10/15/19	4,455,000	5,011,875
	9.50%, due 8/15/16	4,930,000	5,607,875
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	8,580,000	9,373,650
			62,311,613
	Transportation 0.1%
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	1,380,000	1,435,200

	Total Yankee Bonds (Cost $186,224,060)		199,464,425

	Total Long-Term Bonds (Cost $1,668,877,712)		1,769,703,642

		Shares	Value
	Common Stocks 0.1%
	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (g)	13,423	571,014

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(d)(g)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(d)(g)	230,859	1,348,217

	Total Common Stocks (Cost $3,303,578)		1,941,304

	Preferred Stocks 0.5%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (d)(f)	4,700	5,463,750

	Savings & Loans 0.2%
	GMAC Capital Trust I 8.125% (a)	142,400	3,702,400

	Total Preferred Stocks (Cost $9,978,020)		9,166,150

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (d)(g)	3,370	421,250

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/19/12 (b)(d)(g)	365	4
	Unsecured Certificates Expires 12/19/12 (b)(d)(g)	360	3
			7
	Total Warrants (Cost $1,099)		421,257

		Principal Amount	Value
	Short-Term Investment 5.0%
	Repurchase Agreement 5.0%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $94,506,318 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $96,400,000 and a Market Value of $96,397,301)	$94,506,292	94,506,292

	Total Short-Term Investment (Cost $94,506,292)		94,506,292

	Total Investments (Cost $1,776,666,701) (k)	98.4%	1,875,738,645

	Other Assets, Less Liabilities	1.6	30,007,376
	Net Assets	100.0%	$1,905,746,021

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(b)	Fair valued security. The total market value of these securities at March 31, 2011 is $19,332,157, which represents 1.0% of the Portfolio's net assets.
(c)	Issue in default.
(d)	Illiquid security. The total market value of these securities at March 31, 2011 is $28,419,715, which represents 1.5% of the Portfolio's net assets.
(e)	Restricted security.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At March 31, 2011, cost is $1,778,993,855 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$114,882,114
Gross unrealized depreciation	(18,137,324)
Net unrealized appreciation	$96,744,790

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$17,847,794	$1,090	$17,848,884
Corporate Bonds (c)	—	1,493,107,632	7,498,567	1,500,606,199
Loan Assignments & Participations (d)	—	45,779,143	6,004,991	51,784,134
Yankee Bonds (e)	—	195,007,213	4,457,212	199,464,425
Total Long-Term Bonds	—	1,751,741,782	17,961,860	1,769,703,642
Common Stocks (f)	571,014	—	1,370,290	1,941,304
Preferred Stocks	9,166,150	—	—	9,166,150
Warrants (g)	421,250	—	7	421,257
Short-Term Investment
Repurchase Agreement	—	94,506,292	—	94,506,292
Total Investments in Securities	$10,158,414	$1,846,248,074	$19,332,157	$1,875,738,645

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $1,090 are held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $24,219, $4,022, $625,024, $385,902, $6,331,500 and $127,900 are held in Airlines, Auto Parts & Equipment, Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)
The level 3 securities valued at $4,991 and $6,000,000 are held in Machinery and Metal Fabricate & Hardware, respectively, within the Loan Assignments & Participations section of the Portfolio of Investments.

(e)	The level 3 security valued at $4,457,212 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 securities valued at $22,073 and $1,348,217 are held in Media and Metal, Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$-	$-	$-	$-	$-	$-	$-	$1,090	$-
Corporate Bonds
Airlines	24,219	-	-	-	-	-	-	-	24,219	-
Auto Parts & Equipment	4,022	-	-	-	-	-	-	-	4,022	-
Commercial Services	625,024	-	-	-	-	-	-	-	625,024	-
Entertainment	419,830	3,808	8,155	2,577	-	(48,468)	-	-	385,902	(3,808)
Food	6,315,750	-	-	15,750	-	-	-	-	6,331,500	15,750
Forest Products & Paper	172,151	-	117,779	(172,151)	-	(117,779)	-	-	-	-
Insurance	127,900	-	-	-	-	-	-	-	127,900	-
Media	20,391	-	(1,781,968)	1,775,586	-	(14,009)	-	-	-	-
Loan Assignments & Participations
Machinery	4,991	(148,789)	-	148,789	-	-	-	-	4,991	148,789
Metal, Fabricate & Hardware	6,000,000	-	-	-	-	-	-	-	6,000,000	-
Yankee Bonds
Leisure Time	4,586,988	-	-	(129,776)	-	-	-	-	4,457,212	(129,776)
Common Stocks
Media	22,073	-	-	-	-	-	-	-	22,073	-
Metal, Fabricate & Hardware	1,348,217	-	-	-	-	-	-	-	1,348,217	-
Warrants
Media	7	-	-	-	-	-	-	-	7	-
Total	$19,672,653	$(144,981)	$(1,656,034)	$1,640,775	$-	$(180,256)	$-	$-	$19,332,157	$30,955

As of March 31, 2011, the Portfolio held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	7,065,293	USD	7,143,625	USD	7,287,563

As of March 31, 2011, the Portfolio held the following restricted securities:

	Date(s) of	Principal		3/31/11	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$-	$187	0.0	%‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488	903	0.0	‡
Total			$58,488	$1,090	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 97.6%†
	Aerospace & Defense 3.9%
	Honeywell International, Inc.	821,100	$49,027,881

	Auto Components 3.1%
	Johnson Controls, Inc.	928,850	38,612,295

	Beverages 9.9%
¤	Coca-Cola Co. (The)	919,300	60,995,555
¤	PepsiCo., Inc.	962,750	62,010,727
			123,006,282

	Capital Markets 6.8%
	BlackRock, Inc.	134,050	26,945,391
	Charles Schwab Corp. (The)	888,100	16,012,443
	Goldman Sachs Group, Inc. (The)	261,050	41,368,593
			84,326,427

	Chemicals 1.8%
	Monsanto Co.	311,750	22,527,055

	Commercial Banks 5.2%
	BB&T Corp.	1,112,900	30,549,105
	Wells Fargo & Co.	1,098,700	34,828,790
			65,377,895

	Communications Equipment 0.5%
	QUALCOMM, Inc.	104,500	5,729,735

	Diversified Financial Services 4.3%
¤	JPMorgan Chase & Co.	1,174,650	54,151,365

	Food Products 1.7%
	Archer-Daniels-Midland Co.	578,750	20,840,788

	Health Care Equipment & Supplies 3.1%
	Covidien PLC	736,900	38,274,586

	Insurance 5.3%
	Aflac, Inc.	456,800	24,109,904
	MetLife, Inc.	939,050	42,003,706
			66,113,610

	IT Services 1.8%
	Accenture PLC Class A	398,850	21,924,785

	Media 8.1%
¤	Time Warner, Inc.	1,520,550	54,283,635
	Viacom, Inc. Class B	997,450	46,401,374
			100,685,009

	Oil, Gas & Consumable Fuels 9.9%
	ConocoPhillips	504,750	40,309,335
¤	Marathon Oil Corp.	946,950	50,481,904
	Occidental Petroleum Corp.	308,534	32,238,718
			123,029,957

	Pharmaceuticals 15.2%
	Merck & Co., Inc.	1,353,240	44,670,452
¤	Pfizer, Inc.	3,797,250	77,122,148
¤	Sanofi-Aventis, Sponsored ADR (a)	1,925,750	67,824,915
			189,617,515

	Semiconductors & Semiconductor Equipment 4.2%
	Applied Materials, Inc.	1,485,050	23,196,481
	Texas Instruments, Inc.	841,083	29,067,828
			52,264,309

	Software 3.9%
¤	Microsoft Corp.	1,934,500	49,058,920

	Specialty Retail 4.1%
¤	Lowe's Cos., Inc.	1,931,000	51,036,330

	Wireless Telecommunication Services 4.8%
¤	Vodafone Group PLC, Sponsored ADR (a)	2,058,950	59,194,812

	Total Common Stocks (Cost $1,030,831,814)		1,214,799,556

	Principal Amount	Value
Short-Term Investment 2.6%
Repurchase Agreement 2.6%
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $32,304,517 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $32,955,000 and a Market Value of $32,954,077)	$32,304,508	32,304,508

Total Short-Term Investment (Cost $32,304,508)		32,304,508

Total Investments (Cost $1,063,136,322) (b)	100.2%	1,247,104,064

Other Assets, Less Liabilities	(0.2)	(2,209,413)
Net Assets	100.0%	$1,244,894,651

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	ADR - American Depositary Receipt.
(b)	At March 31, 2011, cost is $1,077,418,292 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$186,935,255
	Gross unrealized depreciation	(17,249,483)
	Net unrealized appreciation	$169,685,772

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,214,799,556	$—	$—	$1,214,799,556
Short-Term Investment
Repurchase Agreement	—	32,304,508	—	32,304,508
Total Investments in Securities	$1,214,799,556	$32,304,508	$—	$1,247,104,064

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments ††† March 31, 2011 unaudited
		Principal Amount		Value
	Long-Term Bonds 41.4%†
	Asset-Backed Securities 3.3%
	Airlines 0.7%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19		$437,569	$472,574
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19		1,498,487	1,543,441
				2,016,015
	Home Equity 2.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.31%, due 10/25/36 (a)		762,214	614,090
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)		59,576	59,718
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)		190,003	191,485
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.32%, due 5/25/37 (a)		1,018,577	905,936
	GSAA Home Equity Trust Series 2006-14, Class A1 0.30%, due 9/25/36 (a)		3,253,784	1,565,805
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.35%, due 4/25/37 (a)		633,405	547,596
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.35%, due 3/25/47 (a)		711,226	551,604
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.30%, due 11/25/36 (a)		401,513	181,897
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.36%, due 3/25/37 (a)		2,302,211	1,631,757
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.36%, due 1/25/37 (a)		1,128,784	985,827
				7,235,715
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.632%, due 5/25/29 (a)		817,575	737,603

	Total Asset-Backed Securities (Cost $9,742,482)			9,989,333

	Convertible Bonds 7.4%
	Aerospace & Defense 0.4%
	L-3 Communications Corp. 3.00%, due 8/1/35		534,000	541,343
	Triumph Group, Inc. 2.625%, due 10/1/26		352,000	578,600
				1,119,943
	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27		560,000	555,100

	Biotechnology 0.2%
	Life Technologies Corp. 1.50%, due 2/15/24		475,000	553,375

	Coal 0.2%
	Peabody Energy Corp. 4.75%, due 12/15/66		460,000	611,800

	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13		675,000	1,154,250
	SanDisk Corp. 1.50%, due 8/15/17		361,000	410,637
				1,564,887
	Electronics 0.3%
	TTM Technologies, Inc. 3.25%, due 5/15/15		547,000	753,493

	Health Care - Services 0.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24		687,000	942,049

	Iron & Steel 1.1%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14		877,000	1,546,809
	ArcelorMittal 5.00%, due 5/15/14		393,000	571,815
	Steel Dynamics, Inc. 5.125%, due 6/15/14		470,000	603,950
	United States Steel Corp. 4.00%, due 5/15/14		356,000	651,035
				3,373,609
	Mining 0.4%
	Newmont Mining Corp. 1.25%, due 7/15/14		854,000	1,130,482

	Miscellaneous - Manufacturing 1.1%
	Danaher Corp. (zero coupon), due 1/22/21		1,034,000	1,556,170
	Ingersoll-Rand Co. 4.50%, due 4/15/12		245,000	666,400
	Textron, Inc. 4.50%, due 5/1/13		469,000	1,006,005
				3,228,575
	Oil & Gas 0.4%
	Chesapeake Energy Corp. 2.75%, due 11/15/35		433,000	506,610
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27		509,000	731,051
				1,237,661
	Oil & Gas Services 0.9%
	Cameron International Corp. 2.50%, due 6/15/26		1,070,000	1,732,062
	Core Laboratories, L.P. 0.25%, due 10/31/11		444,000	991,785
				2,723,847
	Pharmaceuticals 0.3%
	ALZA Corp. (zero coupon), due 7/28/20		1,113,000	954,398

	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)		217,000	238,700

	Retail 0.2%
	Costco Wholesale Corp. (zero coupon), due 8/19/17		373,000	607,524

	Semiconductors 0.6%
	Intel Corp. 3.25%, due 8/1/39 (c)		456,000	538,650
	Microchip Technology, Inc. 2.125%, due 12/15/37		489,000	669,319
	ON Semiconductor Corp. 2.625%, due 12/15/26		529,000	625,542
				1,833,511
	Software 0.2%
	SYNNEX Corp. 4.00%, due 5/15/18		452,000	584,210

	Total Convertible Bonds (Cost $18,131,596)			22,013,164

	Corporate Bonds 20.4%
	Aerospace & Defense 0.5%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)		1,325,000	1,418,636

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19		165,000	192,117

	Airlines 1.3%
	Continental Airlines, Inc. 7.875%, due 1/2/20		1,167,292	1,155,619
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)		1,860,000	2,083,200
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23		750,000	749,250
				3,988,069
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.625%, due 10/1/28		500,000	485,264

	Banks 1.7%
	AgriBank FCB 9.125%, due 7/15/19		200,000	238,776
	BAC Capital Trust VI 5.625%, due 3/8/35		800,000	698,121
	Bank of America Corp.
	6.50%, due 8/1/16		50,000	55,331
	8.00%, due 12/29/49 (a)		1,000,000	1,075,370
	CIT Group, Inc.
	7.00%, due 5/1/14		53,000	53,994
	7.00%, due 5/1/16		319,000	319,399
	7.00%, due 5/1/17		228,000	228,285
	Citigroup, Inc. 8.50%, due 5/22/19		102,500	126,472
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)		1,300,000	1,422,343
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)		800,000	876,000
				5,094,091
	Biotechnology 0.5%
	Amgen, Inc. 5.85%, due 6/1/17		1,250,000	1,422,489

	Building Materials 1.2%
	Boise Cascade LLC 7.125%, due 10/15/14		860,000	849,250
¤	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,129,100
	9.75%, due 1/15/18		545,000	570,887
				3,549,237
	Chemicals 0.1%
	Dow Chemical Co. (The) 8.55%, due 5/15/19		140,000	176,966

	Commercial Services 0.8%
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14		208,000	212,680
	9.625%, due 3/15/18		1,010,000	1,116,050
	Hertz Corp. (The) 7.375%, due 1/15/21 (c)		300,000	306,750
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/49 (d)(e)(f)		70,000	3,640
	United Rentals North America, Inc. 9.25%, due 12/15/19		745,000	828,812
				2,467,932
	Computers 0.1%
	Unisys Corp. 14.25%, due 9/15/15 (c)		182,000	217,945

	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	75,716
	GE Capital Trust II 5.50%, due 9/15/67 (a)		€410,000	531,662
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)		£490,000	758,546
				1,365,924
	Electric 1.1%

¤	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20		$2,479,000	2,626,934
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		681,520	684,076
				3,311,010
	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		945,000	857,588

	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (c)		600,000	666,000

	Finance - Consumer Loans 0.4%
	Springleaf Finance Corp. 6.90%, due 12/15/17		1,350,000	1,233,563

	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)		700,000	714,000

	Finance - Other Services 0.3%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)		800,000	831,252

	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17		500,000	537,500

	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20		600,000	648,000

	Health Care - Products 0.1%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15		250,000	268,125

	Health Care - Services 0.0%‡
	CIGNA Corp. 4.375%, due 12/15/20		135,000	131,916

	Home Builders 1.3%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		2,670,000	2,836,875
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,086,752
				3,923,627
	Insurance 2.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		1,725,000	1,753,031
	American International Group, Inc.
	4.875%, due 3/15/67 (a)		€500,000	586,366
	Series A2 5.75%, due 3/15/67 (a)		£350,000	482,864
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		$1,725,000	1,636,111
	Hartford Life, Inc. 7.65%, due 6/15/27		245,000	259,756
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)		1,195,000	1,189,025
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		1,000,000	1,105,741
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		1,450,000	1,529,750
				8,542,644
	Lodging 1.1%

¤	MGM Mirage, Inc. 7.50%, due 6/1/16		3,470,000	3,279,150

	Media 1.9%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)		1,475,000	1,537,687
¤	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		2,025,000	1,473,187
	6.875%, due 6/15/18		1,010,000	712,050
	Comcast Corp. 5.70%, due 7/1/19		800,000	866,906
	DISH DBS Corp. 7.125%, due 2/1/16		600,000	640,500
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)		13,901	13,328
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)		55,000	56,686
	Time Warner Cable, Inc. 8.25%, due 2/14/14		200,000	232,542
	Time Warner, Inc. 7.70%, due 5/1/32		115,000	134,108
				5,666,994
	Mining 0.3%
	Alcoa, Inc. 5.90%, due 2/1/27		440,000	432,901
	Century Aluminum Co. 8.00%, due 5/15/14		606,000	628,725
				1,061,626
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)		1,400,000	1,492,750

	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14		270,000	315,641

	Oil & Gas 1.6%
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,138,410
¤	Linn Energy LLC 8.625%, due 4/15/20 (c)		2,405,000	2,669,550
	Nabors Industries, Inc. 5.00%, due 9/15/20		1,000,000	993,287
	Pemex Project Funding Master Trust 6.625%, due 6/15/35		75,000	75,233
				4,876,480
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16		500,000	507,500

	Pipelines 0.2%
	NGPL Pipeco LLC 7.119%, due 12/15/17 (c)		390,000	435,760
	ONEOK, Inc. 6.00%, due 6/15/35		130,000	126,464
				562,224
	Real Estate Investment Trusts 0.0%‡
	ProLogis 7.375%, due 10/30/19		75,000	84,941

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(f)		59,576	61,702

	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)		700,000	766,500

	Total Corporate Bonds (Cost $55,229,536)			60,719,403

	Foreign Bonds 1.4%
	Banks 0.3%
	EGG Banking PLC 6.875%, due 12/29/21 (a)		£500,000	768,366

	Finance - Mortgage Loan/Banker 0.9%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21		2,000,000	2,711,096

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)		€525,000	727,289

	Total Foreign Bonds (Cost $3,614,822)			4,206,751

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29		$105,000	148,050
	Republic of Venezuela 6.00%, due 12/9/20		217,000	128,573

	Total Foreign Government Bonds (Cost $282,092)			276,623

	Loan Assignments & Participations 3.7% (g)
	Aerospace & Defense 1.1%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.263%, due 3/26/14		2,490,458	2,186,933
	LC Facility Deposits 2.307%, due 3/26/14		154,004	135,235
	U.S. Airways Group, Inc. Term Loan 2.753%, due 3/21/14		986,111	897,538
				3,219,706
	Automobile 0.8%
	Allison Transmission, Inc. Term Loan B 3.01%, due 8/7/14		997,122	987,899
	Autotrader.com, Inc. New Term Loan B 4.75%, due 12/15/16		1,241,888	1,248,486
				2,236,385
	Broadcasting 0.3%
¤	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.986%, due 1/29/16		1,173,525	1,015,832

	Commercial Services 0.7%
	Quad/Graphics, Inc. Term Loan B 5.50%, due 4/14/16		1,985,000	1,981,659

	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. Tranche E Term Loan 4.25%, due 2/9/18		700,000	702,750

	Hotels, Restaurants & Leisure 0.2%
	Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.503%, due 4/20/16	C$	598,500	620,415

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (e)(f)(h)		$31,090	84

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18		1,200,000	1,206,743

	Total Loan Assignments & Participations (Cost $11,034,210)			10,983,574

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.689%, due 4/10/49 (i)		290,000	307,803
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.48%, due 12/25/36 (a)(c)(e)		196,011	148,248
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)		130,000	139,063
	Series 2007-PW16, Class A4 5.718%, due 6/11/40 (i)		290,000	312,706
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 5.822%, due 12/10/49 (i)		150,000	164,589
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		306,236	300,543
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		480,000	494,752
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.877%, due 6/11/49 (i)		200,000	213,054
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.77%, due 2/25/42 (a)(c)(e)(f)		460,547	440,927
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)		160,000	171,035
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.424%, due 11/25/36 (i)		564,963	507,227

	Total Mortgage-Backed Securities (Cost $2,917,494)			3,199,947

	U.S. Government & Federal Agencies 2.6%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	6.00%, due 4/1/37		378,020	408,668

¤	United States Treasury Bonds 1.7%
	3.875%, due 8/15/40		4,625,000	4,138,654
	4.375%, due 11/15/39		800,000	782,625
	4.375%, due 5/15/40		155,000	151,537
				5,072,816
	United States Treasury Notes 0.8%
	2.125%, due 2/29/16		1,560,000	1,555,125
	2.625%, due 8/15/20		855,000	802,097
				2,357,222
	Total U.S. Government & Federal Agencies (Cost $8,232,148)			7,838,706

	Yankee Bonds 1.4% (j)
	Banks 0.3%
	HSBC Holdings PLC 5.10%, due 4/5/21		40,000	40,205
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)		200,000	203,705
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)		310,000	321,880
	UBS A.G. 3.875%, due 1/15/15		150,000	153,737
				719,527
	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)		100,000	87,500

	Electric 0.0%‡
	TransAlta Corp. 5.75%, due 12/15/13		100,000	107,992

	Insurance 0.4%
	Oil Insurance, Ltd. 7.558%, due 12/29/49 (a)(c)		580,000	550,339
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)		600,000	587,124
				1,137,463
	Miscellaneous - Manufacturing 0.5%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)		1,400,000	1,520,750

	Oil & Gas 0.1%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)		155,255	168,840
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)		100,000	112,000
				280,840
	Transportation 0.1%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		300,000	321,750

	Total Yankee Bonds (Cost $4,014,142)			4,175,822

	Total Long-Term Bonds (Cost $113,198,522)			123,403,323

		Shares	Value
	Common Stocks 46.9%
	Aerospace & Defense 0.9%
	BAE Systems PLC	306,100	1,595,407
	Meggitt PLC	173,000	951,638
			2,547,045
	Agriculture 3.8%
	Altria Group, Inc.	77,650	2,021,230
	British American Tobacco PLC	25,950	1,041,557
	Imperial Tobacco Group PLC	77,450	2,394,205
	Lorillard, Inc.	24,350	2,313,493
¤	Philip Morris International, Inc.	42,500	2,789,275
	Reynolds American, Inc.	25,100	891,803
			11,451,563
	Auto Manufacturers 0.7%
	Daimler A.G. (d)	19,750	1,395,286
	Ford Motor Co. (d)	52,500	782,775
			2,178,061
	Banks 0.7%
	CIT Group, Inc. (d)	11,500	489,325
	Citigroup, Inc. (d)	165,000	729,300
	Westpac Banking Corp.	32,050	806,562
			2,025,187
	Beverages 2.1%
	Coca-Cola Co. (The)	11,800	782,930
	Coca-Cola Enterprises, Inc.	28,800	786,240
	Diageo PLC, Sponsored ADR (k)	26,800	2,042,696
	InBev N.V.	34,850	1,985,207
	PepsiCo., Inc.	10,650	685,966
			6,283,039
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(e)	35,009	332,936

	Chemicals 1.5%
	Air Liquide S.A.	6,096	810,016
	BASF A.G.	25,950	2,244,459
	E.I. du Pont de Nemours & Co.	27,250	1,497,932
			4,552,407
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	16,250	833,788
	Quad/Graphics, Inc. (d)	8	340
			834,128
	Computers 0.7%
	Diebold, Inc.	13,657	484,277
	HTC Corp.	41,200	1,611,209
			2,095,486
	Cosmetics & Personal Care 0.1%
	Kao Corp.	9,600	239,481

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	15,600	836,784

	Electric 5.0%
	CMS Energy Corp.	51,600	1,013,424
	CPFL Energia S.A.	49,900	1,417,855
	DPL, Inc.	53,300	1,460,953
	Duke Energy Corp.	38,550	699,683
	National Grid PLC	251,650	2,397,958
	Progress Energy, Inc.	30,350	1,400,349
	SCANA Corp.	17,200	677,164
	Scottish & Southern Energy PLC	70,250	1,421,084
	Southern Co.	34,000	1,295,740
	TECO Energy, Inc.	71,100	1,333,836
	Terna S.p.A.	378,550	1,812,232
			14,930,278
	Electrical Components & Equipment 0.2%
	Emerson Electric Co.	12,250	715,767

	Engineering & Construction 0.7%
	Vinci S.A.	32,500	2,030,971

	Environmental Controls 0.2%
	Waste Management, Inc.	18,700	698,258

	Food 2.1%
	H.J. Heinz Co.	14,650	715,213
	Kellogg Co.	16,450	887,971
	Nestle S.A. Registered	39,900	2,287,137
	Orkla ASA	84,000	814,140
	Unilever PLC	23,300	710,179
	WM Morrison Supermarkets PLC	182,250	806,928
			6,221,568
	Food Services 0.3%
	Compass Group PLC	105,500	948,607

	Gas 1.0%
	NiSource, Inc.	105,750	2,028,285
	Vectren Corp.	36,600	995,520
			3,023,805
	Health Care - Products 0.3%
	Johnson & Johnson	17,150	1,016,137

	Household Products & Wares 1.4%
	Kimberly-Clark Corp.	23,750	1,550,163
	Reckitt Benckiser Group PLC	20,050	1,029,897
	Tupperware Brands Corp.	28,200	1,683,822
			4,263,882
	Insurance 1.6%
	Arthur J. Gallagher & Co.	46,300	1,407,983
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	8,850	1,392,186
	SCOR SE	41,600	1,132,830
	Travelers Cos., Inc. (The)	13,200	785,136
			4,718,135
	Media 3.0%
	Comcast Corp. Class A	50,250	1,166,805
	Pearson PLC	139,400	2,462,116
	Regal Entertainment Group Class A	91,950	1,241,325
	Shaw Communications, Inc.	49,500	1,043,610
	Time Warner, Inc.	29,300	1,046,010
	Vivendi S.A.	69,000	1,970,403
			8,930,269
	Metal Fabricate & Hardware 0.2%
	Assa Abloy AB	25,250	726,069

	Mining 0.4%
	BHP Billiton, Ltd., Sponsored ADR (k)	10,950	1,049,886

	Miscellaneous - Manufacturing 0.5%
	Honeywell International, Inc.	22,800	1,361,388

	Office Equipment/Supplies 0.5%
	Pitney Bowes, Inc.	60,750	1,560,667

	Oil & Gas 3.2%
	Chevron Corp.	10,650	1,144,129
	ConocoPhillips	10,350	826,551
	Diamond Offshore Drilling, Inc.	17,850	1,386,945
	ExxonMobil Corp.	13,950	1,173,613
	Royal Dutch Shell PLC Class A, ADR (k)	30,910	2,252,103
	StatoilHydro A.S.A., Sponsored ADR (k)	25,950	717,258
	Total S.A.	32,700	1,990,639
			9,491,238
	Packaging & Containers 0.2%
	Bemis Co., Inc.	20,900	685,729

	Pharmaceuticals 2.4%
	Abbott Laboratories	15,800	774,990
	AstraZeneca PLC, Sponsored ADR (k)	41,250	1,902,450
	Bristol-Myers Squibb Co.	58,150	1,536,904
	Merck & Co., Inc.	28,750	949,038
	Novartis A.G.	18,950	1,027,860
	Roche Holding A.G., Genusscheine	6,760	965,609
			7,156,851
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	24,150	1,039,899
	Kinder Morgan Energy Partners, L.P.	20,150	1,492,913
	Spectra Energy Corp.	27,950	759,681
	Williams Partners, L.P.	21,800	1,129,240
			4,421,733
	Retail 0.8%
	JB Hi-Fi, Ltd.	35,700	743,326
	McDonald's Corp.	9,600	730,464
	Next PLC	28,500	905,250
			2,379,040
	Semiconductors 0.9%
	Microchip Technology, Inc.	38,100	1,448,181
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (k)	94,250	1,147,965
			2,596,146
	Software 1.1%
	Microsoft Corp.	60,800	1,541,888
	Oracle Corp.	48,350	1,613,439
			3,155,327
	Telecommunications 7.4%
	AT&T, Inc.	54,000	1,652,400
	BCE, Inc.	70,100	2,546,593
	CenturyLink, Inc.	55,100	2,289,405
	China Mobile, Ltd., Sponsored ADR (k)	16,050	742,152
	France Telecom S.A.	94,750	2,122,961
	Mobistar S.A.	16,070	1,114,124
	Philippine Long Distance Telephone Co., Sponsored ADR (k)	16,200	866,700
	Rogers Communications, Inc. Class B	32,800	1,192,235
¤	Swisscom A.G.	6,350	2,831,056
	Telefonica S.A.	88,200	2,208,072
	Verizon Communications, Inc.	49,250	1,898,095
	Vodafone Group PLC	897,500	2,541,192
			22,004,985
	Transportation 0.6%
	FirstGroup PLC	338,050	1,769,523

	Water 0.2%
	United Utilities Group PLC	72,250	685,569

	Total Common Stocks (Cost $117,784,460)		139,917,945

	Convertible Preferred Stocks 1.3%
	Auto Manufacturers 0.2%
	General Motors Co. 4.75%	10,900	525,380

	Banks 0.2%
	Citigroup, Inc. 7.50%	4,500	569,250

	Insurance 0.6%
	Hartford Financial Services Group, Inc. 7.25%	30,100	785,008
	MetLife, Inc. 6.50%	39,650	985,699
			1,770,707
	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	12,100	603,487

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	600	70,364

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	4,600	283,820

	Total Convertible Preferred Stocks (Cost $3,584,726)		3,823,008

	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc. Second Lien Expires 12/12/39 (d)(e)(f)	4	0	(l)

Unsecured Certificates Expires 12/12/39 (d)(e)(f)	4	0	(l)

Total Warrants (Cost $13)		0	(l)

	Principal Amount	Value
Short-Term Investment 8.7%
Repurchase Agreement 8.7%
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $25,965,573 (Collateralized by United States Treasury Bills with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $26,490,000 and a Market Value of $26,489,258)	$25,965,566	25,965,566

Total Short-Term Investment (Cost $25,965,566)		25,965,566

Total Investments (Cost $260,533,287) (o)	98.3%	293,109,842

Other Assets, Less Liabilities	1.7	5,129,940
Net Assets	100.0%	$298,239,782

	Contracts Long	Unrealized Appreciation(m)
Futures Contracts 0.2%

Standard & Poor's 500 Index Mini June 2011 (n)	875	$724,063

Total Futures Contracts (Settlement Value $57,793,750)		$724,063

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at March 31, 2011.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2011 is $251,203, which represents 0.1% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Illiquid security. The total market value of these securities at March 31, 2011 is $939,163, which represents 0.3% of the Portfolio's net assets.
(f)	Fair valued security. The total market value of these securities at March 31, 2011 is $506,353, which represents 0.2% of the Portfolio's net assets.
(g)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(h)	Issue in default.
(i)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at March 31, 2011.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2011.
(n)	At March 31, 2011, cash in the amount of $3,937,500 is on deposit with the broker for futures transactions.
(o)	At March 31, 2011, cost is $260,595,009 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$35,501,659
	Gross unrealized depreciation	(2,986,826)
	Net unrealized appreciation	$32,514,833
The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
C$	-Canadian Dollar
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,989,333	$—		$9,989,333
Convertible Bonds	—	22,013,164	—		22,013,164
Corporate Bonds (b)	—	60,654,061	65,342		60,719,403
Foreign Bonds	—	4,206,751	—		4,206,751
Foreign Government Bonds	—	276,623	—		276,623
Loan Assignments & Participations (c)	—	10,983,490	84		10,983,574
Mortgage-Backed Securities (d)	—	2,759,020	440,927		3,199,947
U.S. Government & Federal Agencies	—	7,838,706	—		7,838,706
Yankee Bonds	—	4,175,822	—		4,175,822
Total Long-Term Bonds	—	122,896,970	506,353		123,403,323
Common Stocks	139,917,945	—	—		139,917,945
Convertible Preferred Stocks	3,823,008	—	—		3,823,008
Warrants (e)	—	—	—	(e)	—	(e)
Short-Term Investment
Repurchase Agreement	—	25,965,566	—		25,965,566
Total Investments in Securities	143,740,953	148,862,536	506,353		293,109,842
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	277,936	—		277,936
Futures Contracts Long (g)	724,063	—	—		724,063
Total Investments in Securities and Other Financial Instruments	$144,465,016	$149,140,472	$506,353		$294,111,841

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (h)	$—	$(825,874)	$—	$(825,874)
Total Other Financial Instruments	$—	$(825,874)	$—	$(825,874)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $3,640 and $61,702 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $84 is held in Machinery within the Loan Assignment & Participations section of the Portfolio of Investments.
(d)	The level 3 security valued at $440,927 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)	The level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.
(g)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010		Accrued Discounts (Premiums)	RealizedGain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Long-Term Bonds
Corporate Bonds
Commercial Services	$3,640		$-	$-	$-	$-	$-	$-	$-	$3,640		-
Media	233		-	(20,943)	20,870	-	(160)	-	-	-		20,870
Retail	60,364		(198)	(16)	2,206	-	(654)	-	-	61,702		2,223
Loan Assignments & Participations
Machinery	84		(2,501)	-	2,501	-	-	-	-	84		2,501
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	445,615		-	-	890	-	(5,578)	-	-	440,927		644
Warrants				-
Media	-	(a)	-	-	-	-	-	-	-	-	(a)	-
Total	$509,936		$(2,699)	$(20,959)	$26,467	$-	$(6,392)	$-	$-	$506,353		$26,238

(a) Less than one dollar.

As of March 31, 2011, the Portfolio  held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Japanese Yen vs. U.S. Dollar, expiring 4/21/11	JPMorgan Chase Bank	USD	12,838,540	JPY	1,050,000,000	USD	(214,185)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 4/21/11	JPMorgan Chase Bank	CAD	610,000		629,002		80
Euro vs. U.S. Dollar, expiring 4/21/11	JPMorgan Chase Bank	EUR	22,700,000		31,548,574		(611,689)
Japanese Yen vs. U.S. Dollar, expiring 4/21/11	JPMorgan Chase Bank	JPY	1,050,000,000		12,657,541		33,186
Pound Sterling vs. U.S. Dollar, expiring 4/21/11	JPMorgan Chase Bank	GBP	16,030,000		25,955,167		244,670
Net unrealized depreciation on foreign currency forward contracts						USD	(547,938)

As of March 31, 2011, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	21,241	USD	21,770	USD	21,909
Euro	EUR	37,521		51,207		53,175
Pound Sterling	GBP	31,704		50,580		50,859
Total			USD	123,557	USD	125,943

MainStay VP International Equity Portfolio

Portfolio of Investments ††† March 31, 2011 unaudited
		Shares	Value
	Common Stocks 84.8%†
	Australia 1.0%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	58,600	$5,618,568

	Belgium 2.0%
	Belgacom S.A. (Diversified Telecommunication Services)	158,200	6,128,533
	Mobistar S.A. (Wireless Telecommunication Services)	66,768	4,628,985
			10,757,518
	Bermuda 2.3%
	Esprit Holdings, Ltd. (Specialty Retail)	2,672,585	12,265,947

	Brazil 1.2%
	Cia Siderurgica Nacional S.A., Sponsored ADR (Metals & Mining) (a)	251,300	4,186,658
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	70,300	2,344,505
			6,531,163
	Canada 0.2%
	Great-West Lifeco, Inc. (Insurance)	30,500	846,261

	Cayman Islands 0.5%
	Longtop Financial Technologies, Ltd., ADR (Software) (a)(b)	94,800	2,978,616

	Finland 3.4%
¤	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	1,939,800	16,507,698
	Sampo Oyj (Insurance)	61,300	1,955,541
			18,463,239
	France 7.0%
	Alstom S.A. (Electrical Equipment)	91,200	5,392,897
	BNP Paribas S.A. (Commercial Banks)	108,540	7,938,796
¤	Bouygues S.A. (Construction & Engineering)	342,300	16,437,863
	Ipsen S.A. (Pharmaceuticals)	27,900	1,000,951
	Neopost S.A. (Office Electronics)	41,400	3,626,520
	Total S.A. (Oil, Gas & Consumable Fuels)	64,100	3,902,139
			38,299,166
	Germany 4.0%
	Allianz SE, ADR (Insurance) (a)	189,300	2,667,237
	Allianz SE (Insurance)	12,000	1,684,143
	Deutsche Boerse A.G. (Diversified Financial Services)	160,000	12,142,565
	Hannover Rueckversicherung A.G. (Insurance)	99,095	5,410,350
			21,904,295
	Greece 1.3%
	OPAP S.A. (Hotels, Restaurants & Leisure)	341,563	7,314,190

	Hong Kong 2.1%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	242,000	11,190,080

	Ireland 0.5%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)	101,350	2,817,530

	Italy 2.6%
	Assicurazioni Generali S.p.A. (Insurance)	106,712	2,310,828
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	204,600	5,024,990
	MediaSet S.p.A. (Media)	599,909	3,812,255
	Snam Rete Gas S.p.A. (Gas Utilities)	537,471	3,020,916
			14,168,989
	Japan 18.8%
	Astellas Pharma, Inc. (Pharmaceuticals)	74,300	2,751,190
	Capcom Co., Ltd. (Software)	234,500	4,482,508
	Daiwa Securities Group, Inc. (Capital Markets)	1,820,000	8,358,259
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	26,000	2,800,673
	Japan Tobacco, Inc. (Tobacco)	1,369	4,945,714
¤	Nintendo Co., Ltd., ADR (Software) (a)	14,000	472,360
¤	Nintendo Co., Ltd. (Software)	73,800	19,936,115
	Nissin Foods Holdings Co., Ltd. (Food Products)	212,000	7,472,758
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	11,456	20,135,456
	OBIC Co., Ltd. (IT Services)	3,760	713,306
	Sankyo Co., Ltd. (Leisure Equipment & Products)	133,300	6,834,870
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	94,900	4,717,618
	Square Enix Holdings Co., Ltd. (Software)	204,000	3,541,428
	Suruga Bank, Ltd. (Commercial Banks)	385,000	3,415,845
	The Shizuoka Bank, Ltd. (Commercial Banks)	171,500	1,418,514
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	73,300	5,882,325
	Toyota Motor Corp. (Automobiles)	110,000	4,430,152
			102,309,091
	Mexico 1.8%
	Grupo Televisa S.A., Sponsored ADR (Media) (a)(b)	392,000	9,615,760

	Netherlands 2.7%
¤	Koninklijke Ahold N.V. (Food & Staples Retailing)	1,103,500	14,806,812

	Norway 0.3%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	66,000	1,829,538

	Spain 3.8%
	Enagas (Gas Utilities)	494,000	11,145,536
	Gestevision Telecinco S.A. (Media) (b)	335,900	3,845,429
	Indra Sistemas S.A. (IT Services)	270,700	5,428,448
			20,419,413
	Switzerland 13.0%
	Actelion, Ltd. Registered (Biotechnology) (b)	158,900	9,143,021
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	255,700	10,887,706
	Nestle S.A. Registered (Food Products)	205,510	11,780,187
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies) (b)	366,400	7,595,271
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	164,866	23,549,721
	UBS A.G. (Capital Markets) (b)	441,200	7,963,660
			70,919,566
	United Kingdom 16.3%
	Barclays PLC (Commercial Banks)	759,800	3,382,975
	De La Rue PLC (Commercial Services & Supplies)	231,500	2,931,983
	easyJet PLC (Airlines) (b)	159,700	873,354
	Johnson Matthey PLC (Chemicals)	372,700	11,120,661
	Lloyds TSB Group PLC (Commercial Banks) (b)	7,521,272	7,008,918
¤	Man Group PLC (Capital Markets)	4,517,300	17,819,509
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	140,600	10,244,116
¤	Scottish & Southern Energy PLC (Electric Utilities)	642,560	12,998,315
¤	Tesco PLC (Food & Staples Retailing)	3,691,699	22,563,660
			88,943,491
	Total Common Stocks (Cost $448,006,003)		461,999,233

		Number of Warrants	Value
	Warrants 3.3%
	Ireland 3.3%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines)(c)	3,850,425	17,952,938

	Total Warrants (Cost $16,967,907)		17,952,938

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	United States 0.5%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $2,660,614 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $2,715,000 and a Market Value of $2,714,924) (Capital Markets)	$2,660,613	2,660,613

	Total Short-Term Investment (Cost $2,660,613)		2,660,613

	Total Investments (Cost $467,634,523) (f)	88.6%	482,612,784

	Other Assets, Less Liabilities	11.4	62,342,930
	Net Assets	100.0%	$544,955,714

		Contracts Long	Unrealized Appreciation (Depreciation) (d)
	Futures Contracts (0.0%)‡
	EURO STOXX 50 Index June 2011 (10 Year) (e)	671	$540,220
	FTSE 100 Index June 2011 (10 Year) (e)	139	270,549
	Topix Index June 2011 (10 Year) (e)	120	(1,078,220)

	Total Futures Contracts (Settlement Value $52,659,619)		$(267,451)

¤
Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2011.
(e)	At March 31, 2011, cash in the amount of $3,800,756 is on deposit with the broker for futures transactions.
(f)	At March 31, 2011, cost is $470,598,662 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$37,278,943
Gross unrealized depreciation	(25,264,821)
Net unrealized appreciation	$12,014,122

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$461,999,233	$—	$—	$461,999,233
Warrants	17,952,938	—	—	17,952,938
Short-Term Investment
Repurchase Agreement	—	2,660,613	—	2,660,613
Total Investments in Securities	$479,952,171	$2,660,613	$—	$482,612,784
Other Financial Instruments
Futures Contracts Long (b)	810,769	—	—	810,769
Foreign Currency Forward Contracts (c)	—	419,907	—	419,907
Total Investments in Securities and Other Financial Instruments	$480,762,940	$3,080,520	$—	$483,843,460

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (d)	$(1,078,220)	$—	$—	$(1,078,220)
Foreign Currency Forward Contracts (e)	—	(1,181,222)	—	(1,181,222)
Total Investments Sold Short and Other Financial Instruments	$(1,078,220)	$(1,181,222)	$—	$(2,259,442)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.
(d)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2011, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Japanese Yen vs. Australian Dollar, expiring 4/11/11	HSBC Bank USA	JPY	410,674,125	AUD	5,012,500	USD	242,842
Japanese Yen vs. Norwegian Krone, expiring 6/6/11	HSBC Bank USA	JPY	181,021,404	NOK	12,261,000		32,458
Swiss Franc vs. Japanese Yen, expiring 5/10/11	HSBC Bank USA	CHF	13,490,000	JPY	1,153,975,070		(814,392)
Swiss Franc vs. Pound Sterling, expiring 4/13/11	HSBC Bank USA	CHF	6,735,000	GBP	4,433,838		(220,961)
Swiss Franc vs. Pound Sterling, expiring 5/27/11	JP Morgan Chase Bank	CHF	3,000,000	GBP	1,947,104		(145,869)
Swiss Franc vs. Swedish Krona, expiring 6/1/11	HSBC Bank USA	CHF	14,677,000	SEK	102,110,824		144,607
Net unrealized depreciation on foreign currency forward contracts						USD	(761,315)

As of March 31, 2011, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	1,106,659	USD	1,091,192	USD	1,144,672
Canadian Dollar	CAD	2,684,274		2,746,275		2,768,720
Czech Koruna	CZK	187,019		10,582		10,802
Danish Krone	DKK	9,294,576		1,765,527		1,766,627
Euro	EUR	6,438,816		9,117,784		9,125,086 (a)
Hong Kong Dollar	HKD	44,411		5,705		5,709 (a)
Japanese Yen	JPY	221,607,226		2,742,845		2,664,189
Norwegian Krone	NOK	496,201		82,178		89,725
Pound Sterling	GBP	2,321,347		3,761,684		3,723,903 (a)
Singapore Dollar	SGD	2,004,115		1,571,618		1,589,937
Swedish Krona	SEK	10,663,002		1,516,182		1,689,349
Swiss Franc	CHF	68,312		72,669		74,374
Total			USD	24,484,241	USD	24,653,093

(a) A portion of this amount is on deposit with broker as collateral for future contracts

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 97.8%†
	Aerospace & Defense 2.8%
	Goodrich Corp.	47,400	$4,054,122
	United Technologies Corp.	103,000	8,718,950
			12,773,072
	Air Freight & Logistics 1.1%
	C.H. Robinson Worldwide, Inc.	65,600	4,862,928

	Auto Components 1.1%
	BorgWarner, Inc. (a)	64,000	5,100,160

	Automobiles 1.0%
	Ford Motor Co. (a)	312,800	4,663,848

	Capital Markets 5.9%
	Charles Schwab Corp. (The)	250,800	4,521,924
	Franklin Resources, Inc.	53,100	6,641,748
	Goldman Sachs Group, Inc. (The)	73,000	11,568,310
	TD Ameritrade Holding Corp.	208,400	4,349,308
			27,081,290
	Chemicals 0.8%
	Ecolab, Inc.	71,500	3,647,930

	Communications Equipment 3.6%
	Juniper Networks, Inc. (a)	72,100	3,033,968
¤	QUALCOMM, Inc.	242,600	13,301,758
			16,335,726
	Computers & Peripherals 8.3%
¤	Apple, Inc. (a)	62,200	21,673,590
¤	EMC Corp. (a)	438,500	11,642,175
	NetApp, Inc. (a)	96,500	4,649,370
			37,965,135
	Construction & Engineering 1.8%
	Fluor Corp.	114,300	8,419,338

	Diversified Financial Services 3.4%
	CME Group, Inc.	14,900	4,493,095
	IntercontinentalExchange, Inc. (a)	29,100	3,595,014
	JPMorgan Chase & Co.	161,000	7,422,100
			15,510,209
	Energy Equipment & Services 5.6%
	FMC Technologies, Inc. (a)	96,700	9,136,216
	Halliburton Co.	96,400	4,804,576
¤	Schlumberger, Ltd.	126,700	11,816,042
			25,756,834
	Food & Staples Retailing 1.0%
	Costco Wholesale Corp.	60,600	4,443,192

	Food Products 1.2%
	Green Mountain Coffee Roasters, Inc. (a)	86,800	5,608,148

	Health Care Equipment & Supplies 2.1%
	Edwards Lifesciences Corp. (a)	22,500	1,957,500
	Intuitive Surgical, Inc. (a)	10,500	3,501,330
	Varian Medical Systems, Inc. (a)	64,000	4,328,960
			9,787,790
	Health Care Providers & Services 2.7%
¤	Express Scripts, Inc. (a)	225,300	12,528,933

	Health Care Technology 1.1%
	Cerner Corp. (a)	47,400	5,270,880

	Hotels, Restaurants & Leisure 3.3%
	Ctrip.com International, Ltd., Sponsored ADR (a)(b)	95,800	3,974,742
	Las Vegas Sands Corp. (a)	156,000	6,586,320
	Yum! Brands, Inc.	93,900	4,824,582
			15,385,644
	Internet & Catalog Retail 4.9%
	Amazon.com, Inc. (a)	59,400	10,699,722
¤	Priceline.com, Inc. (a)	23,400	11,850,696
			22,550,418
	Internet Software & Services 5.2%
	Baidu, Inc., Sponsored ADR (a)(b)	59,400	8,185,914
	Google, Inc. Class A (a)	19,450	11,401,785
	VeriSign, Inc.	125,400	4,540,734
			24,128,433
	IT Services 5.7%
¤	Cognizant Technology Solutions Corp. Class A (a)	240,500	19,576,700
	Visa, Inc. Class A	93,300	6,868,746
			26,445,446
	Machinery 6.2%
¤	Danaher Corp.	234,000	12,144,600
	Deere & Co.	91,100	8,826,679
	Illinois Tool Works, Inc.	140,100	7,526,172
			28,497,451
	Media 2.3%
	Scripps Networks Interactive Class A	92,000	4,608,280
	Walt Disney Co. (The)	136,100	5,864,549
			10,472,829
	Metals & Mining 2.7%
	Cliffs Natural Resources, Inc.	75,500	7,420,140
	Walter Energy, Inc.	37,800	5,119,254
			12,539,394
	Multiline Retail 0.9%
	Dollar General Corp. (a)	127,200	3,987,720

	Oil, Gas & Consumable Fuels 3.7%
	Occidental Petroleum Corp.	85,200	8,902,548
	Peabody Energy Corp.	54,400	3,914,624
	Petroleo Brasileiro S.A., Sponsored ADR (b)	124,500	4,424,730
			17,241,902
	Personal Products 1.3%
	Estee Lauder Cos., Inc. (The) Class A	59,700	5,752,692

	Pharmaceuticals 1.4%
	Shire PLC, Sponsored ADR (b)	73,600	6,410,560

	Road & Rail 2.9%
¤	Union Pacific Corp.	136,100	13,382,713

	Semiconductors & Semiconductor Equipment 3.1%
	Altera Corp.	119,200	5,247,184
	ASML Holding N.V.	102,600	4,565,700
	Texas Instruments, Inc.	126,400	4,368,384
			14,181,268
	Software 8.1%
	Autodesk, Inc. (a)	147,700	6,515,047
	Citrix Systems, Inc. (a)	99,600	7,316,616
	Intuit, Inc. (a)	93,600	4,970,160
¤	Oracle Corp.	382,400	12,760,688
	Salesforce.com, Inc. (a)	41,000	5,476,780
	VMware, Inc. Class A (a)	3,300	269,082
			37,308,373
	Specialty Retail 1.1%
	O'Reilly Automotive, Inc. (a)	89,200	5,125,432

	Wireless Telecommunication Services 1.5%
	American Tower Corp. Class A (a)	134,100	6,949,062

	Total Common Stocks (Cost $348,267,946)		450,114,750

		Principal
		Amount	Value
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $11,734,326 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $11,970,000 and a Market Value of $11,969,665)	$11,734,323	11,734,323

	Total Short-Term Investment (Cost $11,734,323)		11,734,323

	Total Investments (Cost $360,002,269) (c)	100.4%	461,849,073

	Other Assets, Less Liabilities	(0.4)	(1,653,675)
	Net Assets	100.0%	$460,195,398

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2011, cost is $361,223,575 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$103,047,317
	Gross unrealized depreciation	(2,421,819)
	Net unrealized appreciation	$100,625,498

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$450,114,750	$—	$—	$450,114,750
Short-Term Investment
Repurchase Agreement	—	11,734,323	—	11,734,323
Total Investments in Securities	$450,114,750	$11,734,323	$—	$461,849,073

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 99.3%†
	Aerospace & Defense 0.2%
	ITT Corp.	7,602	$456,500
	L-3 Communications Holdings, Inc.	7,734	605,650
	Textron, Inc.	9,873	270,421
			1,332,571
	Airlines 0.9%
	Southwest Airlines Co.	333,641	4,213,886
	United Continental Holdings, Inc. (a)	106,539	2,449,331
			6,663,217
	Auto Components 1.6%
	Autoliv, Inc.	36,199	2,687,052
	Federal-Mogul Corp. (a)	23,105	575,315
	Lear Corp.	80,622	3,939,997
	TRW Automotive Holdings Corp. (a)	81,917	4,511,988
			11,714,352
	Automobiles 0.6%
	Harley-Davidson, Inc.	110,369	4,689,579

	Beverages 0.7%
	Dr. Pepper Snapple Group, Inc.	146,692	5,451,075

	Biotechnology 1.3%
	Cephalon, Inc. (a)	69,360	5,256,101
	Myriad Genetics, Inc. (a)	178,455	3,595,868
	Talecris Biotherapeutics Holdings Corp. (a)	26,548	711,486
	United Therapeutics Corp. (a)	3,350	224,517
			9,787,972
	Building Products 0.2%
	Armstrong World Industries, Inc.	25,195	1,165,773

	Capital Markets 1.6%
¤	Ameriprise Financial, Inc.	103,409	6,316,222
	Ares Capital Corp.	46,993	794,182
	Janus Capital Group, Inc.	24,947	311,089
	Legg Mason, Inc.	9,790	353,321
	Raymond James Financial, Inc.	90,303	3,453,187
	SEI Investments Co.	13,534	323,192
	T. Rowe Price Group, Inc.	1,268	84,220
			11,635,413
	Chemicals 2.9%
	Ashland, Inc.	42,410	2,449,602
	CF Industries Holdings, Inc.	39,247	5,368,597
	Cytec Industries, Inc.	1,942	105,586
	Ecolab, Inc.	44,106	2,250,288
	Lubrizol Corp. (The)	8,550	1,145,358
	Nalco Holding Co.	81,064	2,213,858
	PPG Industries, Inc.	48,425	4,610,544
	Scotts Miracle-Gro Co. (The) Class A	48,949	2,831,700
			20,975,533
	Commercial Banks 1.0%
	BOK Financial Corp.	2,319	119,846
	CIT Group, Inc. (a)	31,052	1,321,263
	East West Bancorp, Inc.	104,673	2,298,619
	First Citizens BancShares, Inc. Class A	10,742	2,154,630
	Huntington Bancshares, Inc.	26,199	173,961
	KeyCorp	133,468	1,185,196
	Popular, Inc. (a)	87,350	254,189
			7,507,704
	Commercial Services & Supplies 0.2%
	Covanta Holding Corp.	10,411	177,820
	Iron Mountain, Inc.	18,658	582,689
	KAR Auction Services, Inc. (a)	19,422	297,933
	R.R. Donnelley & Sons Co.	35,490	671,471
			1,729,913
	Communications Equipment 1.5%
	Brocade Communications Systems, Inc. (a)	87,935	540,800
	EchoStar Corp. Class A (a)	70,370	2,663,505
	Harris Corp.	79,527	3,944,539
	Tellabs, Inc.	802,042	4,202,700
			11,351,544
	Computers & Peripherals 1.3%
	NetApp, Inc. (a)	2,713	130,712
	SanDisk Corp. (a)	19,716	908,710
	Seagate Technology PLC (a)	246,585	3,550,824
	Western Digital Corp. (a)	133,089	4,962,889
			9,553,135
	Construction & Engineering 1.0%
	Chicago Bridge & Iron Co. N.V.	45,406	1,846,208
	KBR, Inc.	140,691	5,313,899
			7,160,107
	Consumer Finance 0.6%
	Discover Financial Services	172,328	4,156,551

	Containers & Packaging 0.0%‡
	Ball Corp.	2,942	105,471
	Crown Holdings, Inc. (a)	2,385	92,013
			197,484
	Distributors 0.0%‡
	Genuine Parts Co.	6,379	342,169

	Diversified Consumer Services 2.0%
	Apollo Group, Inc. Class A (a)	110,749	4,619,341
	Career Education Corp. (a)	113,387	2,576,153
	DeVry, Inc.	2,908	160,143
	H&R Block, Inc.	188,220	3,150,803
	ITT Educational Services, Inc. (a)	60,337	4,353,314
			14,859,754
	Diversified Financial Services 1.5%
	Interactive Brokers Group, Inc.	93,329	1,482,998
	Leucadia National Corp.	109,935	4,126,960
	Moody's Corp.	155,997	5,289,858
			10,899,816
	Diversified Telecommunication Services 1.3%
¤	Qwest Communications International, Inc.	1,106,306	7,556,070
	Windstream Corp.	147,172	1,894,104
			9,450,174
	Electric Utilities 1.1%
	Edison International	103,721	3,795,152
	FirstEnergy Corp.	17,903	664,022
	Progress Energy, Inc.	77,621	3,581,433
			8,040,607
	Electrical Equipment 1.0%
	AMETEK, Inc.	103,093	4,522,690
	Cooper Industries PLC	100	6,490
	Hubbel, Inc. Class B	23,352	1,658,693
	Thomas & Betts Corp. (a)	18,184	1,081,402
			7,269,275
	Electronic Equipment & Instruments 0.7%
	Vishay Intertechnology, Inc. (a)	247,006	4,381,886
	Vishay Precision Group, Inc. (a)	30,241	473,877
			4,855,763
	Energy Equipment & Services 4.2%
	Diamond Offshore Drilling, Inc.	49,847	3,873,112
	Dresser-Rand Group, Inc. (a)	92,698	4,970,467
	Exterran Holdings, Inc. (a)	162,848	3,864,383
	Helmerich & Payne, Inc.	13,004	893,245
	Oceaneering International, Inc. (a)	49,851	4,459,172
	Patterson-UTI Energy, Inc.	138,976	4,084,504
	SEACOR Holdings, Inc.	43,526	4,024,414
	Superior Energy Services, Inc. (a)	111,904	4,588,064
			30,757,361
	Food & Staples Retailing 0.4%
	BJ's Wholesale Club, Inc. (a)	4,969	242,587
	Safeway, Inc.	107,713	2,535,564
			2,778,151
	Food Products 2.9%
	Corn Products International, Inc.	69,324	3,592,370
	Flowers Foods, Inc.	64,063	1,744,435
	H.J. Heinz Co.	92,928	4,536,745
	Hormel Foods Corp.	74,911	2,085,522
	Sara Lee Corp.	159,630	2,820,662
	Smithfield Foods, Inc. (a)	74,319	1,788,115
	Tyson Foods, Inc. Class A	256,951	4,930,890
			21,498,739
	Gas Utilities 0.4%
	Questar Corp.	58,075	1,013,409
	UGI Corp.	50,850	1,672,965
			2,686,374
	Health Care Equipment & Supplies 1.8%
	Alere, Inc. (a)	9,664	378,249
	Beckman Coulter, Inc.	9,567	794,731
	C.R. Bard, Inc.	29,318	2,911,571
	CareFusion Corp. (a)	12,532	353,402
	Cooper Cos., Inc. (The)	67,780	4,707,321
	DENTSPLY International, Inc.	11,574	428,122
	Varian Medical Systems, Inc. (a)	56,283	3,806,982
			13,380,378
	Health Care Providers & Services 4.6%
¤	AmerisourceBergen Corp.	152,185	6,020,439
	CIGNA Corp.	100,908	4,468,206
	Community Health Systems, Inc. (a)	61,358	2,453,707
	Coventry Health Care, Inc. (a)	99	3,157
	DaVita, Inc. (a)	17,320	1,481,033
	Emergency Medical Services, L.P. (a)	2,642	168,005
	Health Management Associates, Inc. Class A (a)	188,974	2,059,817
	Health Net, Inc. (a)	144,197	4,715,242
¤	Humana, Inc. (a)	91,515	6,400,559
	LifePoint Hospitals, Inc. (a)	14,088	566,056
	Lincare Holdings, Inc.	83,849	2,486,961
	Tenet Healthcare Corp. (a)	99,665	742,504
	Universal Health Services, Inc. Class B	45,735	2,259,766
			33,825,452
	Health Care Technology 0.0%‡
	Cerner Corp. (a)	2,118	235,522

	Hotels, Restaurants & Leisure 1.5%
	Brinker International, Inc.	177,320	4,486,196
	Darden Restaurants, Inc.	14,291	702,117
	Marriott International, Inc. Class A	9,242	328,830
	Panera Bread Co. Class A (a)	5,036	639,572
	Penn National Gaming, Inc. (a)	14,573	540,075
	Royal Caribbean Cruises, Ltd. (a)	3,256	134,343
	Wendy's/Arby's Group, Inc. Class A	507,317	2,551,805
	Wynn Resorts, Ltd.	13,332	1,696,497
			11,079,435
	Household Durables 0.3%
	D.R. Horton, Inc.	43,728	509,431
	Leggett & Platt, Inc.	2,425	59,413
	Pulte Group, Inc. (a)	209,297	1,548,798
	Whirlpool Corp.	2,565	218,948
			2,336,590
	Insurance 6.9%
	Allied World Assurance Co. Holdings, Ltd.	70,240	4,403,346
	American Financial Group, Inc.	128,270	4,492,015
	American International Group, Inc. (a)	4,329	152,121
	Arch Capital Group, Ltd. (a)	39,846	3,952,325
	Arthur J. Gallagher & Co.	28,644	871,064
	Aspen Insurance Holdings, Ltd.	148,867	4,102,775
	Assurant, Inc.	37,860	1,457,989
	Assured Guaranty, Ltd.	4,400	65,560
	Axis Capital Holdings, Ltd.	130,473	4,556,117
	Endurance Specialty Holdings, Ltd.	88,525	4,321,790
	Fidelity National Financial, Inc. Class A	93	1,314
¤	Hartford Financial Services Group, Inc. (The)	215,028	5,790,704
	PartnerRe, Ltd.	54,324	4,304,634
	Principal Financial Group, Inc.	43,713	1,403,624
	Progressive Corp. (The)	21,858	461,860
	RenaissanceRe Holdings, Ltd.	64,969	4,482,211
	Symetra Financial Corp.	84,379	1,147,554
	Unum Group	774	20,317
	Validus Holdings, Ltd.	139,044	4,634,337
			50,621,657
	Internet & Catalog Retail 1.4%
	Expedia, Inc.	219,793	4,980,510
	Liberty Media Corp. Interactive Class A (a)	325,434	5,219,961
	Priceline.com, Inc. (a)	387	195,992
			10,396,463
	Internet Software & Services 1.4%
	AOL, Inc. (a)	210,238	4,105,948
	IAC/InterActiveCorp (a)	139,555	4,310,854
	VeriSign, Inc.	46,630	1,688,472
			10,105,274
	IT Services 1.6%
	Amdocs, Ltd. (a)	166,370	4,799,775
	Broadridge Financial Solutions, Inc.	34,214	776,316
	Computer Sciences Corp.	45,803	2,231,980
	Convergys Corp. (a)	128,284	1,842,158
	DST Systems, Inc.	8,131	429,479
	Fidelity National Information Services, Inc.	7,163	234,158
	Fiserv, Inc. (a)	698	43,779
	Lender Processing Services, Inc.	22,068	710,369
	Total System Services, Inc.	27,241	490,883
			11,558,897
	Life Sciences Tools & Services 1.3%
	Bio-Rad Laboratories, Inc. Class A (a)	12,090	1,452,492
	Covance, Inc. (a)	65,387	3,577,977
	Pharmaceutical Product Development, Inc.	157,648	4,368,426
			9,398,895
	Machinery 5.0%
	AGCO Corp. (a)	89,007	4,892,715
	Bucyrus International, Inc. Class A	13,722	1,254,877
	CNH Global N.V. (a)	66,229	3,215,418
	Cummins, Inc.	49,098	5,382,123
	Eaton Corp.	5,402	299,487
	Joy Global, Inc.	15,065	1,488,573
	Manitowoc Co., Inc. (The)	181,436	3,969,820
	Navistar International Corp. (a)	73,385	5,087,782
	Oshkosh Corp. (a)	123,929	4,384,608
	Parker Hannifin Corp.	14,547	1,377,310
	SPX Corp.	755	59,939
	Timken Co. (The)	16,652	870,899
	Toro Co. (The)	68,546	4,539,116
			36,822,667
	Media 3.7%
	Cablevision Systems Corp. Class A	23,972	829,671
	CBS Corp. Class B	49,706	1,244,638
	DISH Network Corp. Class A (a)	59,430	1,447,715
	Gannett Co., Inc.	119,128	1,814,319
	Interpublic Group of Cos., Inc. (The)	398,181	5,005,135
	Liberty Global, Inc. Class A (a)	74,065	3,067,032
	McGraw-Hill Cos., Inc. (The)	88,897	3,502,542
	Virgin Media, Inc.	200,033	5,558,917
	Washington Post Co. Class B	10,066	4,404,479
			26,874,448
	Metals & Mining 0.0%‡
	Cliffs Natural Resources, Inc.	1,835	180,344
	Schnitzer Steel Industries, Inc. Class A	2,614	169,936
			350,280
	Multi-Utilities 1.7%
	Consolidated Edison, Inc.	69,014	3,500,390
	DTE Energy Co.	34,319	1,680,258
	Integrys Energy Group, Inc.	92,435	4,668,892
	Xcel Energy, Inc.	123,376	2,947,453
			12,796,993
	Multiline Retail 0.5%
	Big Lots, Inc. (a)	2,516	109,270
	Family Dollar Stores, Inc.	37,198	1,909,001
	Macy's, Inc.	32,731	794,054
	Nordstrom, Inc.	25,477	1,143,408
			3,955,733
	Oil, Gas & Consumable Fuels 8.3%
	Alpha Natural Resources, Inc. (a)	90,959	5,400,236
	Arch Coal, Inc.	142,804	5,146,656
	Cimarex Energy Co.	46,064	5,308,415
	Comstock Resources, Inc. (a)	334	10,334
	EXCO Resources, Inc.	12,283	253,767
	Frontier Oil Corp.	53,292	1,562,522
	Holly Corp.	76,186	4,629,061
¤	Murphy Oil Corp.	87,647	6,435,043
	Newfield Exploration Co. (a)	12,136	922,457
¤	Noble Energy, Inc.	70,288	6,793,335
	Peabody Energy Corp.	40,207	2,893,296
	Plains Exploration & Production Co. (a)	36,340	1,316,598
	QEP Resources, Inc.	21,782	883,042
	Sunoco, Inc.	111,622	5,088,847
	Tesoro Corp. (a)	93,403	2,506,003
¤	Valero Energy Corp.	234,489	6,992,462
	Whiting Petroleum Corp. (a)	63,373	4,654,747
			60,796,821
	Paper & Forest Products 0.8%
	Domtar Corp.	51,532	4,729,607
	MeadWestvaco Corp.	49,502	1,501,396
			6,231,003
	Personal Products 0.7%
	Alberto-Culver Co.	498	18,560
	Estee Lauder Cos., Inc. (The) Class A	844	81,328
	Herbalife, Ltd.	61,988	5,043,344
			5,143,232
	Pharmaceuticals 1.8%
	Endo Pharmaceuticals Holdings, Inc. (a)	100,279	3,826,647
	Forest Laboratories, Inc. (a)	162,544	5,250,171
	Mylan, Inc. (a)	17,998	408,015
	Warner Chilcott PLC Class A	174,540	4,063,291
			13,548,124
	Professional Services 0.6%
	FTI Consulting, Inc. (a)	105,247	4,034,117
	IHS, Inc. Class A (a)	3,537	313,909
			4,348,026
	Real Estate Investment Trusts 3.6%
¤	Annaly Capital Management, Inc.	343,195	5,988,753
	Equity Residential	97,201	5,483,108
	Federal Realty Investment Trust	7,318	596,856
	General Growth Properties, Inc. (a)	47,653	737,668
	HCP, Inc.	49,282	1,869,759
	Hospitality Properties Trust	37,072	858,217
	Host Hotels & Resorts, Inc.	43,973	774,365
	Nationwide Health Properties, Inc.	2,215	94,204
	ProLogis	97,518	1,558,338
	Rayonier, Inc.	78,607	4,898,002
	Realty Income Corp.	17,004	594,290
	Taubman Centers, Inc.	1,179	63,171
	Ventas, Inc.	14,885	808,255
	Vornado Realty Trust	3,868	338,450
	Weyerhaeuser Co.	61,603	1,515,434
			26,178,870
	Real Estate Management & Development 1.4%
	CB Richard Ellis Group, Inc. Class A (a)	200,191	5,345,100
	Howard Hughes Corp. (The) (a)	433	30,587
	Jones Lang LaSalle, Inc.	46,556	4,643,495
			10,019,182
	Road & Rail 0.5%
	Hertz Global Holdings, Inc. (a)	18,708	292,406
	Ryder System, Inc.	63,662	3,221,297
			3,513,703
	Semiconductors & Semiconductor Equipment 6.3%
	Altera Corp.	62,372	2,745,615
	Analog Devices, Inc.	17,909	705,256
	Atheros Communications, Inc. (a)	12,012	536,336
	Cypress Semiconductor Corp. (a)	126,883	2,458,993
	Fairchild Semiconductor International, Inc. (a)	236,974	4,312,927
	International Rectifier Corp. (a)	33,079	1,093,592
	Lam Research Corp. (a)	94,090	5,331,139
	Linear Technology Corp.	101	3,397
	LSI Corp. (a)	551,653	3,751,240
	Marvell Technology Group, Ltd. (a)	319,993	4,975,891
	Maxim Integrated Products, Inc.	146,052	3,738,931
	MEMC Electronic Materials, Inc. (a)	126,173	1,635,202
	Microchip Technology, Inc.	2,260	85,903
¤	Micron Technology, Inc. (a)	497,656	5,703,138
	Novellus Systems, Inc. (a)	79,881	2,965,982
	ON Semiconductor Corp. (a)	85,868	847,517
	PMC-Sierra, Inc. (a)	49,270	369,525
	Rambus, Inc. (a)	29,191	577,982
	SunPower Corp. Class A (a)	21,853	374,560
	Teradyne, Inc. (a)	249,516	4,443,880
			46,657,006
	Software 4.0%
	Autodesk, Inc. (a)	106,013	4,676,233
	BMC Software, Inc. (a)	110,256	5,484,133
	CA, Inc.	176,886	4,277,104
	Cadence Design Systems, Inc. (a)	61,617	600,766
	Intuit, Inc. (a)	106,785	5,670,284
	MICROS Systems, Inc. (a)	63,476	3,137,619
	Novell, Inc. (a)	29,079	172,438
	Solera Holdings, Inc.	22,903	1,170,343
	Synopsys, Inc. (a)	165,892	4,586,914
			29,775,834
	Specialty Retail 5.3%
	Advance Auto Parts, Inc.	60,830	3,991,665
	Aeropostale, Inc. (a)	77,302	1,879,985
	American Eagle Outfitters, Inc.	286,384	4,550,642
	AutoZone, Inc. (a)	18,658	5,104,082
	Chico's FAS, Inc.	212,396	3,164,700
	Dick's Sporting Goods, Inc. (a)	7,095	283,658
	Foot Locker, Inc.	113,596	2,240,113
	Limited Brands, Inc.	123,230	4,051,802
	Office Depot, Inc. (a)	23,489	108,754
	PetSmart, Inc.	113,128	4,632,592
	Ross Stores, Inc.	59,897	4,259,875
	Williams-Sonoma, Inc.	121,609	4,925,164
			39,193,032
	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc.	44,083	2,294,079

	Tobacco 0.4%
	Lorillard, Inc.	26,945	2,560,044

	Trading Companies & Distributors 0.7%
	W.W. Grainger, Inc.	39,248	5,403,665

	Wireless Telecommunication Services 1.8%
	Leap Wireless International, Inc. (a)	36,801	570,048
	MetroPCS Communications, Inc. (a)	314,193	5,102,494
	NII Holdings, Inc. (a)	103,675	4,320,137
	Telephone and Data Systems, Inc.	81,656	2,751,807
	United States Cellular Corp. (a)	9,166	471,958
			13,216,444
	Total Common Stocks (Cost $589,114,390)		731,127,855

	Exchange Traded Funds 0.6% (b)
	S&P 500 Index― SPDR Trust Series 1	17,514	2,320,780
	S&P MidCap 400 Index ― MidCap SPDR Trust Series 1	13,006	2,335,227

	Total Exchange Traded Funds (Cost $4,465,764)		4,656,007
	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $309,218 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $320,000 and a Market Value of $319,991)	$309,218	309,218

Total Short-Term Investment (Cost $309,218)		309,218

Total Investments (Cost $593,889,372) (c)	100.0%	736,093,080
Other Assets, Less Liabilities	0.0 ‡	75,942
Net Assets	100.0%	$736,169,022

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At March 31, 2011, cost is $600,564,770 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$147,069,670
	Gross unrealized depreciation	(11,541,360)
	Net unrealized appreciation	$135,528,310

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$731,127,855	$—	$—	$731,127,855
Exchange Traded Funds	4,656,007	—	—	4,656,007
Short-Term Investment
Repurchase Agreement	—	309,218	—	309,218
Total Investments in Securities	$735,783,862	$309,218	$—	$736,093,080
(a)      For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments  March 31, 2011 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 62.3%
MainStay 130/30 Core Fund Class I (a)	6,004,236	$49,775,113
MainStay 130/30 Growth Fund Class I (a)(b)	36,089	326,606
MainStay 130/30 International Fund Class I (a)	2,921,033	21,089,856
MainStay Epoch Global Choice Fund Class I (a)	415,569	6,462,096
MainStay Epoch U.S. All Cap Fund Class I (a)	1,982,063	50,047,085
MainStay ICAP Equity Fund Class I	774,179	29,743,976
MainStay ICAP International Fund Class I	922,068	28,925,288
MainStay MAP Fund Class I (a)	1,803,394	60,954,705
MainStay VP Common Stock Portfolio Initial Class	1,404,188	23,968,840
MainStay VP Growth Equity Portfolio Initial Class	3,051	79,315
MainStay VP ICAP Select Equity Portfolio Initial Class	1,954,184	25,932,279
MainStay VP International Equity Portfolio Initial Class	907,432	11,843,954
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	3,002,675	48,343,579
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,531,074	32,636,580
MainStay VP S&P 500 Index Portfolio Initial Class	1,648	44,376
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,730,322	17,029,464

Total Equity Funds (Cost $343,618,916)		407,203,112

Fixed Income Funds 37.7%
MainStay Flexible Bond Opportunities Fund Class I (a)	2,612,557	23,539,139
MainStay Global High Income Fund Class I	136,280	1,604,014
MainStay High Yield Opportunities Fund Class I	1,372,054	16,505,813
MainStay Intermediate Term Bond Fund Class I	1,786,284	18,881,025
MainStay VP Bond Portfolio Initial Class (a)	7,616,925	112,000,386
MainStay VP Cash Management Portfolio Initial Class	6,729,001	6,728,712
MainStay VP Convertible Portfolio Initial Class (a)	1,124,798	14,316,958
MainStay VP Floating Rate Portfolio Initial Class (a)	4,640,716	43,153,552
MainStay VP High Yield Corporate Bond Portfolio Initial Class	948,070	9,390,623

Total Fixed Income Funds (Cost $237,818,425)		246,120,222

Total Investments (Cost $581,437,341) (c)	100.0%	653,323,334

Other Assets, Less Liabilities	0.0 ‡	23,686
Net Assets	100.0%	$653,347,020

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2011, cost is $583,895,886 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$72,002,277
	Gross unrealized depreciation	(2,574,829)
	Net unrealized appreciation	$69,427,448

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$407,203,112	$—	$—	$407,203,112
Fixed Income Funds	246,120,222	—	—	246,120,222
Total Investments in Securities	$653,323,334	$—	$—	$653,323,334

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments  March 31, 2011 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 82.0%
MainStay 130/30 Core Fund Class I (a)	4,558,637	$37,791,098
MainStay 130/30 Growth Fund Class I (a)(b)	59,717	540,439
MainStay 130/30 International Fund Class I (a)	4,995,109	36,064,688
MainStay Epoch Global Choice Fund Class I (a)	473,124	7,357,082
MainStay Epoch International Small Cap Fund Class I	2,281	46,941
MainStay Epoch U.S. All Cap Fund Class I (a)	2,843,120	71,788,773
MainStay ICAP Equity Fund Class I	789,047	30,315,172
MainStay ICAP International Fund Class I (a)	1,458,113	45,740,991
MainStay MAP Fund Class I (a)	2,669,136	90,216,808
MainStay VP Common Stock Portfolio Initial Class (a)	2,338,662	39,919,886
MainStay VP Growth Equity Portfolio Initial Class	13,827	359,409
MainStay VP ICAP Select Equity Portfolio Initial Class	2,174,068	28,850,178
MainStay VP International Equity Portfolio Initial Class (a)	1,882,159	24,566,264
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	4,330,109	69,715,497
MainStay VP Mid Cap Core Portfolio Initial Class (a)	6,778,449	87,403,753
MainStay VP S&P 500 Index Portfolio Initial Class	43,712	1,177,286
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	3,253,522	32,020,482

Total Equity Funds (Cost $516,761,907)		603,874,747

Fixed Income Funds 17.9%
MainStay Flexible Bond Opportunities Fund Class I (a)	1,662,154	14,976,007
MainStay Global High Income Fund Class I	137,285	1,615,845
MainStay High Yield Opportunities Fund Class I	1,396,589	16,800,971
MainStay Intermediate Term Bond Fund Class I	930,785	9,838,397
MainStay VP Bond Portfolio Initial Class	1,299,824	19,112,805
MainStay VP Cash Management Portfolio Initial Class	4,228,069	4,227,888
MainStay VP Convertible Portfolio Initial Class (a)	928,733	11,821,348
MainStay VP Floating Rate Portfolio Initial Class (a)	4,797,678	44,613,126
MainStay VP High Yield Corporate Bond Portfolio Initial Class	924,192	9,154,111

Total Fixed Income Funds (Cost $126,345,440)		132,160,498

Total Investments (Cost $643,107,347) (c)	99.9%	736,035,245

Other Assets, Less Liabilities	0.1	549,267
Net Assets	100.0%	$736,584,512

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2011, cost is $647,860,081 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$93,027,524
	Gross unrealized depreciation	(4,852,360)
	Net unrealized appreciation	$88,175,164

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$603,874,747	$—	$—	$603,874,747
Fixed Income Funds	132,160,498	—	—	132,160,498
Total Investments in Securities	$736,035,245	$—	$—	$736,035,245

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments ††† March 31, 2011 unaudited

		Shares	Value
	Common Stocks 98.6%†
	Aerospace & Defense 2.8%
	Boeing Co. (The)	59,372	$4,389,372
	General Dynamics Corp.	30,053	2,300,858
	Goodrich Corp.	10,090	862,998
	Honeywell International, Inc.	62,912	3,756,475
	Huntington Ingalls Industries, Inc. (a)	790	32,785
	ITT Corp.	14,756	886,098
	L-3 Communications Holdings, Inc.	9,128	714,814
	Lockheed Martin Corp.	23,164	1,862,386
	Northrop Grumman Corp.	23,679	1,484,910
	Precision Castparts Corp.	11,452	1,685,505
	Raytheon Co.	29,438	1,497,511
	Rockwell Collins, Inc.	12,657	820,553
	Textron, Inc.	22,072	604,552
	United Technologies Corp.	74,424	6,299,991
			27,198,808
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	13,354	989,932
	Expeditors International of Washington, Inc.	17,086	856,692
	FedEx Corp.	25,322	2,368,873
	United Parcel Service, Inc. Class B	79,742	5,926,426
			10,141,923
	Airlines 0.1%
	Southwest Airlines Co.	60,068	758,659

	Auto Components 0.3%
	Goodyear Tire & Rubber Co. (The) (a)	19,558	292,979
	Johnson Controls, Inc.	54,193	2,252,803
			2,545,782
	Automobiles 0.5%
	Ford Motor Co. (a)	305,020	4,547,848
	Harley-Davidson, Inc.	18,947	805,058
			5,352,906
	Beverages 2.4%
	Brown-Forman Corp. Class B	8,349	570,237
	Coca-Cola Co. (The)	185,002	12,274,883
	Coca-Cola Enterprises, Inc.	26,691	728,664
	Constellation Brands, Inc. Class A (a)	14,255	289,091
	Dr. Pepper Snapple Group, Inc.	18,310	680,400
	Molson Coors Brewing Co. Class B	12,714	596,159
	PepsiCo., Inc.	128,060	8,248,345
			23,387,779
	Biotechnology 1.3%
	Amgen, Inc. (a)	75,193	4,019,066
	Biogen Idec, Inc. (a)	19,480	1,429,637
	Celgene Corp. (a)	37,831	2,176,417
	Cephalon, Inc. (a)	6,047	458,242
	Genzyme Corp. (a)	21,062	1,603,871
	Gilead Sciences, Inc. (a)	64,129	2,721,635
			12,408,868
	Building Products 0.0%‡
	Masco Corp.	28,877	401,968

	Capital Markets 2.5%
	Ameriprise Financial, Inc.	20,212	1,234,549
	Bank of New York Mellon Corp. (The)	100,052	2,988,553
	BlackRock, Inc.	4,161	836,403
	Charles Schwab Corp. (The)	79,786	1,438,542
	E*TRADE Financial Corp. (a)	17,809	278,355
	Federated Investors, Inc. Class B	7,398	197,896
	Franklin Resources, Inc.	11,793	1,475,068
	Goldman Sachs Group, Inc. (The)	41,971	6,651,144
	Invesco, Ltd.	37,664	962,692
	Janus Capital Group, Inc.	14,770	184,182
	Legg Mason, Inc.	12,440	448,960
	Morgan Stanley	124,801	3,409,563
	Northern Trust Corp.	19,493	989,270
	State Street Corp.	40,394	1,815,306
	T. Rowe Price Group, Inc.	20,638	1,370,776
			24,281,259
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	17,110	1,542,980
	Airgas, Inc.	6,000	398,520
	CF Industries Holdings, Inc.	5,719	782,302
	Dow Chemical Co. (The)	94,174	3,555,068
	E.I. du Pont de Nemours & Co.	74,314	4,085,041
	Eastman Chemical Co.	5,820	578,042
	Ecolab, Inc.	18,780	958,156
	FMC Corp.	5,835	495,567
	International Flavors & Fragrances, Inc.	6,427	400,402
	Monsanto Co.	43,507	3,143,816
	PPG Industries, Inc.	12,950	1,232,969
	Praxair, Inc.	24,637	2,503,119
	Sherwin-Williams Co. (The)	7,269	610,523
	Sigma-Aldrich Corp.	9,769	621,699
			20,908,204
	Commercial Banks 2.8%
	BB&T Corp.	55,796	1,531,600
	Comerica, Inc.	14,195	521,240
	Fifth Third Bancorp	73,961	1,026,579
	First Horizon National Corp.	21,031	235,757
	Huntington Bancshares, Inc.	69,579	462,004
	KeyCorp	76,717	681,247
	M&T Bank Corp.	9,580	847,543
	Marshall & Ilsley Corp.	42,434	339,048
	PNC Financial Services Group, Inc.	42,288	2,663,721
	Regions Financial Corp.	101,130	734,204
	SunTrust Banks, Inc.	43,208	1,246,119
	U.S. Bancorp	154,326	4,078,836
¤	Wells Fargo & Co.	424,795	13,466,001
	Zions Bancorp	13,793	318,067
			28,151,966
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	8,852	371,430
	Cintas Corp.	10,053	304,304
	Iron Mountain, Inc.	16,202	505,989
	Pitney Bowes, Inc.	16,622	427,019
	R.R. Donnelley & Sons Co.	16,616	314,375
	Republic Services, Inc.	24,661	740,816
	Stericycle, Inc. (a)	6,860	608,276
	Waste Management, Inc.	38,425	1,434,790
			4,706,999
	Communications Equipment 2.0%
	Cisco Systems, Inc.	446,945	7,665,107
	F5 Networks, Inc. (a)	6,515	668,243
	Harris Corp.	10,381	514,898
	JDS Uniphase Corp. (a)	17,828	371,535
	Juniper Networks, Inc. (a)	43,132	1,814,995
	Motorola Mobility Holdings, Inc. (a)	23,484	573,010
	Motorola Solutions, Inc. (a)	26,839	1,199,435
	QUALCOMM, Inc.	132,540	7,267,168
	Tellabs, Inc.	30,662	160,669
			20,235,060
	Computers & Peripherals 4.3%
¤	Apple, Inc. (a)	74,289	25,886,002
	Dell, Inc. (a)	136,189	1,976,102
	EMC Corp. (a)	166,802	4,428,593
	Hewlett-Packard Co.	175,583	7,193,635
	Lexmark International, Inc. Class A (a)	6,324	234,241
	NetApp, Inc. (a)	29,666	1,429,308
	SanDisk Corp. (a)	18,762	864,741
	Western Digital Corp. (a)	18,465	688,560
			42,701,182
	Construction & Engineering 0.2%
	Fluor Corp.	14,393	1,060,188
	Jacobs Engineering Group, Inc. (a)	10,112	520,060
	Quanta Services, Inc. (a)	16,988	381,041
			1,961,289
	Construction Materials 0.0%‡
	Vulcan Materials Co.	10,327	470,911

	Consumer Finance 0.8%
	American Express Co.	84,257	3,808,416
	Capital One Financial Corp.	36,762	1,910,154
	Discover Financial Services	43,795	1,056,335
	SLM Corp. (a)	42,912	656,554
			7,431,459
	Containers & Packaging 0.2%
	Ball Corp.	13,662	489,783
	Bemis Co., Inc.	8,795	288,564
	Owens-Illinois, Inc. (a)	13,157	397,210
	Sealed Air Corp.	12,837	342,234
			1,517,791
	Distributors 0.1%
	Genuine Parts Co.	12,682	680,262

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	10,217	426,151
	DeVry, Inc.	5,059	278,599
	H&R Block, Inc.	24,806	415,253
			1,120,003
	Diversified Financial Services 4.1%
	Bank of America Corp.	816,127	10,878,973
	Citigroup, Inc. (a)	2,342,471	10,353,722
	CME Group, Inc.	5,410	1,631,385
	IntercontinentalExchange, Inc. (a)	5,957	735,928
¤	JPMorgan Chase & Co.	321,211	14,807,827
	Leucadia National Corp.	15,854	595,159
	Moody's Corp.	16,411	556,497
	NASDAQ OMX Group, Inc. (The) (a)	12,012	310,390
	NYSE Euronext	20,969	737,480
			40,607,361
	Diversified Telecommunication Services 2.7%
¤	AT&T, Inc.	476,668	14,586,041
	CenturyLink, Inc.	24,263	1,008,127
	Frontier Communications Corp.	79,891	656,704
	Qwest Communications International, Inc.	140,001	956,207
	Verizon Communications, Inc.	227,544	8,769,546
	Windstream Corp.	40,720	524,066
			26,500,691
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	38,604	1,356,545
	Duke Energy Corp.	106,129	1,926,241
	Edison International	26,221	959,426
	Entergy Corp.	14,590	980,594
	Exelon Corp.	53,216	2,194,628
	FirstEnergy Corp.	33,639	1,247,671
	NextEra Energy, Inc.	33,990	1,873,529
	Northeast Utilities	14,174	490,420
	Pepco Holdings, Inc.	18,023	336,129
	Pinnacle West Capital Corp.	8,742	374,070
	PPL Corp.	38,865	983,285
	Progress Energy, Inc.	23,544	1,086,320
	Southern Co.	67,621	2,577,036
			16,385,894
	Electrical Equipment 0.5%
	Emerson Electric Co.	60,573	3,539,280
	Rockwell Automation, Inc.	11,415	1,080,430
	Roper Industries, Inc.	7,583	655,626
			5,275,336
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	13,985	760,644
	Corning, Inc.	125,713	2,593,459
	FLIR Systems, Inc.	12,733	440,689
	Jabil Circuit, Inc.	15,782	322,427
	Molex, Inc.	11,082	278,380
			4,395,599
	Energy Equipment & Services 2.5%
	Baker Hughes, Inc.	34,711	2,548,829
	Cameron International Corp. (a)	19,502	1,113,564
	Diamond Offshore Drilling, Inc.	5,595	434,731
	FMC Technologies, Inc. (a)	9,657	912,393
	Halliburton Co.	73,309	3,653,721
	Helmerich & Payne, Inc.	8,514	584,827
	Nabors Industries, Ltd. (a)	22,943	697,008
	National-Oilwell Varco, Inc.	33,733	2,674,015
	Noble Corp.	20,619	940,639
	Rowan Cos., Inc. (a)	10,155	448,648
	Schlumberger, Ltd.	109,991	10,257,761
			24,266,136
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	35,197	2,580,644
	CVS Caremark Corp.	110,325	3,786,354
	Kroger Co. (The)	51,666	1,238,434
	Safeway, Inc.	30,726	723,290
	SUPERVALU, Inc.	17,110	152,792
	Sysco Corp.	47,371	1,312,177
	Wal-Mart Stores, Inc.	157,973	8,222,494
	Walgreen Co.	74,378	2,985,533
	Whole Foods Market, Inc.	11,763	775,182
			21,776,900
	Food Products 1.7%
	Archer-Daniels-Midland Co.	51,469	1,853,399
	Campbell Soup Co.	14,716	487,247
	ConAgra Foods, Inc.	35,400	840,750
	Dean Foods Co. (a)	14,621	146,210
	General Mills, Inc.	51,702	1,889,708
	H.J. Heinz Co.	25,623	1,250,915
	Hershey Co. (The)	12,437	675,951
	Hormel Foods Corp.	11,148	310,360
	J.M. Smucker Co. (The)	9,620	686,772
	Kellogg Co.	20,312	1,096,442
	Kraft Foods, Inc. Class A	140,398	4,402,881
	McCormick & Co., Inc.	10,725	512,977
	Mead Johnson Nutrition Co.	16,471	954,165
	Sara Lee Corp.	50,187	886,804
	Tyson Foods, Inc. Class A	24,021	460,963
			16,455,544
	Gas Utilities 0.1%
	Nicor, Inc.	3,657	196,381
	ONEOK, Inc.	8,572	573,295
			769,676
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	47,037	2,529,180
	Becton, Dickinson & Co.	17,854	1,421,535
	Boston Scientific Corp. (a)	122,175	878,438
	C.R. Bard, Inc.	6,923	687,523
	CareFusion Corp. (a)	17,885	504,357
	Covidien PLC	39,818	2,068,147
	DENTSPLY International, Inc.	11,489	424,978
	Edwards Lifesciences Corp. (a)	9,266	806,142
	Intuitive Surgical, Inc. (a)	3,168	1,056,401
	Medtronic, Inc.	86,232	3,393,229
	St. Jude Medical, Inc.	26,284	1,347,318
	Stryker Corp.	27,483	1,670,966
	Varian Medical Systems, Inc. (a)	9,787	661,993
	Zimmer Holdings, Inc. (a)	15,490	937,610
			18,387,817
	Health Care Providers & Services 2.0%
	Aetna, Inc.	31,046	1,162,052
	AmerisourceBergen Corp.	22,446	887,964
	Cardinal Health, Inc.	28,265	1,162,539
	CIGNA Corp.	21,901	969,776
	Coventry Health Care, Inc. (a)	11,930	380,448
	DaVita, Inc. (a)	7,821	668,774
	Express Scripts, Inc. (a)	42,448	2,360,533
	Humana, Inc. (a)	13,619	952,513
	Laboratory Corp. of America Holdings (a)	8,276	762,468
	McKesson Corp.	20,436	1,615,466
	Medco Health Solutions, Inc. (a)	32,658	1,834,073
	Patterson Cos., Inc.	7,792	250,825
	Quest Diagnostics, Inc.	12,513	722,250
	Tenet Healthcare Corp. (a)	39,083	291,168
	UnitedHealth Group, Inc.	88,691	4,008,833
	WellPoint, Inc.	30,320	2,116,033
			20,145,715
	Health Care Technology 0.1%
	Cerner Corp. (a)	5,710	634,952

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	34,997	1,342,485
	Darden Restaurants, Inc.	11,154	547,996
	International Game Technology	23,974	389,098
	Marriott International, Inc. Class A	23,082	821,258
	McDonald's Corp.	84,127	6,401,223
	Starbucks Corp.	59,560	2,200,742
	Starwood Hotels & Resorts Worldwide, Inc.	15,308	889,701
	Wyndham Worldwide Corp.	14,386	457,619
	Wynn Resorts, Ltd.	6,062	771,389
	Yum! Brands, Inc.	37,593	1,931,528
			15,753,039
	Household Durables 0.4%
	D.R. Horton, Inc.	22,527	262,440
	Fortune Brands, Inc.	12,265	759,081
	Harman International Industries, Inc.	5,608	262,567
	Leggett & Platt, Inc.	11,777	288,536
	Lennar Corp. Class A	12,786	231,682
	Newell Rubbermaid, Inc.	23,363	446,934
	Pulte Group, Inc. (a)	27,327	202,220
	Stanley Black & Decker, Inc.	13,329	1,021,001
	Whirlpool Corp.	6,114	521,891
			3,996,352
	Household Products 2.0%
	Clorox Co. (The)	11,179	783,313
	Colgate-Palmolive Co.	39,877	3,220,466
	Kimberly-Clark Corp.	32,948	2,150,516
¤	Procter & Gamble Co. (The)	225,714	13,903,982
			20,058,277
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	53,698	698,074
	Constellation Energy Group, Inc.	16,246	505,738
	NRG Energy, Inc. (a)	20,381	439,007
			1,642,819
	Industrial Conglomerates 2.5%
	3M Co.	57,405	5,367,368
¤	General Electric Co.	856,227	17,167,351
	Tyco International, Ltd.	38,253	1,712,587
			24,247,306
	Insurance 3.8%
	ACE, Ltd.	27,281	1,765,081
	Aflac, Inc.	37,906	2,000,679
	Allstate Corp. (The)	43,318	1,376,646
	American International Group, Inc. (a)	11,573	406,675
	Aon Corp.	26,422	1,399,309
	Assurant, Inc.	8,150	313,856
	Berkshire Hathaway, Inc. Class B (a)	139,572	11,672,406
	Chubb Corp. (The)	23,837	1,461,446
	Cincinnati Financial Corp.	13,086	429,221
	Genworth Financial, Inc. Class A (a)	39,408	530,432
	Hartford Financial Services Group, Inc. (The)	35,776	963,448
	Lincoln National Corp.	25,492	765,780
	Loews Corp.	25,589	1,102,630
	Marsh & McLennan Cos., Inc.	43,682	1,302,160
	MetLife, Inc.	84,827	3,794,312
	Principal Financial Group, Inc.	25,798	828,374
	Progressive Corp. (The)	53,732	1,135,357
	Prudential Financial, Inc.	39,132	2,409,749
	Torchmark Corp.	6,292	418,292
	Travelers Cos., Inc. (The)	35,074	2,086,202
	Unum Group	25,005	656,381
	XL Group PLC	25,112	617,755
			37,436,191
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	28,730	5,175,135
	Expedia, Inc.	16,731	379,124
	Netflix, Inc. (a)	3,500	830,655
	Priceline.com, Inc. (a)	3,967	2,009,048
			8,393,962
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	14,616	555,408
	eBay, Inc. (a)	92,134	2,859,840
	Google, Inc. Class A (a)	20,223	11,854,925
	Monster Worldwide, Inc. (a)	10,428	165,805
	VeriSign, Inc.	14,029	507,990
	Yahoo!, Inc. (a)	105,108	1,750,048
			17,694,016
	IT Services 3.1%
	Automatic Data Processing, Inc.	39,608	2,032,286
	Cognizant Technology Solutions Corp. Class A (a)	24,216	1,971,182
	Computer Sciences Corp.	12,434	605,909
	Fidelity National Information Services, Inc.	21,233	694,107
	Fiserv, Inc. (a)	12,088	758,159
¤	International Business Machines Corp.	98,471	16,057,666
	MasterCard, Inc. Class A	7,796	1,962,409
	Paychex, Inc.	25,897	812,130
	SAIC, Inc. (a)	23,640	399,989
	Teradata Corp. (a)	13,478	683,335
	Total System Services, Inc.	13,357	240,693
	Visa, Inc. Class A	39,294	2,892,824
	Western Union Co. (The)	53,140	1,103,718
			30,214,407
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	11,054	517,769
	Mattel, Inc.	28,961	721,998
			1,239,767
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc. (a)	27,871	1,248,063
	Life Technologies Corp. (a)	14,534	761,872
	PerkinElmer, Inc.	9,486	249,197
	Thermo Fisher Scientific, Inc. (a)	31,496	1,749,603
	Waters Corp. (a)	7,404	643,408
			4,652,143
	Machinery 2.4%
	Caterpillar, Inc.	51,510	5,735,638
	Cummins, Inc.	15,999	1,753,810
	Danaher Corp.	43,583	2,261,958
	Deere & Co.	34,118	3,305,693
	Dover Corp.	15,019	987,349
	Eaton Corp.	27,006	1,497,213
	Flowserve Corp.	4,500	579,600
	Illinois Tool Works, Inc.	39,987	2,148,102
	Ingersoll-Rand PLC	26,577	1,283,935
	Joy Global, Inc.	8,324	822,494
	PACCAR, Inc.	29,342	1,536,054
	Pall Corp.	9,392	541,073
	Parker Hannifin Corp.	12,979	1,228,852
	Snap-On, Inc.	4,683	281,261
			23,963,032
	Media 3.2%
	Cablevision Systems Corp. Class A	18,792	650,391
	CBS Corp. Class B	54,812	1,372,492
	Comcast Corp. Class A	224,725	5,555,202
	DIRECTV Class A (a)	63,851	2,988,227
	Discovery Communications, Inc. Class A (a)	22,906	913,949
	Gannett Co., Inc.	19,208	292,538
	Interpublic Group of Cos., Inc. (The)	39,370	494,881
	McGraw-Hill Cos., Inc. (The)	24,872	979,957
	News Corp. Class A	183,593	3,223,893
	Omnicom Group, Inc.	23,125	1,134,513
	Scripps Networks Interactive Class A	7,226	361,950
	Time Warner Cable, Inc.	27,726	1,977,973
	Time Warner, Inc.	88,118	3,145,813
	Viacom, Inc. Class B	48,139	2,239,426
	Walt Disney Co. (The)	152,691	6,579,455
	Washington Post Co. Class B	428	187,276
			32,097,936
	Metals & Mining 1.2%
	AK Steel Holding Corp.	8,834	139,400
	Alcoa, Inc.	85,691	1,512,446
	Allegheny Technologies, Inc.	7,932	537,155
	Cliffs Natural Resources, Inc.	10,908	1,072,038
	Freeport-McMoRan Copper & Gold, Inc.	76,321	4,239,632
	Newmont Mining Corp.	39,641	2,163,606
	Nucor Corp.	25,396	1,168,724
	Titanium Metals Corp. (a)	7,262	134,928
	United States Steel Corp.	11,550	623,007
			11,590,936
	Multi-Utilities 1.2%
	Ameren Corp.	19,242	540,123
	CenterPoint Energy, Inc.	33,958	596,302
	CMS Energy Corp.	20,328	399,242
	Consolidated Edison, Inc.	23,371	1,185,377
	Dominion Resources, Inc.	46,781	2,091,111
	DTE Energy Co.	13,590	665,366
	Integrys Energy Group, Inc.	6,224	314,374
	NiSource, Inc.	22,392	429,479
	PG&E Corp.	31,455	1,389,682
	Public Service Enterprise Group, Inc.	40,719	1,283,056
	SCANA Corp.	9,071	357,125
	Sempra Energy	19,308	1,032,978
	TECO Energy, Inc.	17,272	324,023
	Wisconsin Energy Corp.	18,830	574,315
	Xcel Energy, Inc.	38,974	931,089
			12,113,642
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	6,094	264,662
	Family Dollar Stores, Inc.	10,135	520,128
	J.C. Penney Co., Inc.	19,034	683,511
	Kohl's Corp.	23,586	1,251,001
	Macy's, Inc.	34,030	825,568
	Nordstrom, Inc.	13,596	610,189
	Sears Holdings Corp. (a)	3,561	294,317
	Target Corp.	57,098	2,855,471
			7,304,847
	Office Electronics 0.1%
	Xerox Corp.	111,303	1,185,377

	Oil, Gas & Consumable Fuels 10.6%
	Anadarko Petroleum Corp.	39,846	3,264,184
	Apache Corp.	30,819	4,034,824
	Cabot Oil & Gas Corp.	8,391	444,471
	Chesapeake Energy Corp.	52,652	1,764,895
¤	Chevron Corp.	161,876	17,390,339
	ConocoPhillips	115,436	9,218,719
	CONSOL Energy, Inc.	18,174	974,672
	Denbury Resources, Inc. (a)	32,155	784,582
	Devon Energy Corp.	34,431	3,159,733
	El Paso Corp.	56,698	1,020,564
	EOG Resources, Inc.	21,588	2,558,394
	EQT Corp.	12,009	599,249
¤	ExxonMobil Corp.	399,839	33,638,455
	Hess Corp.	24,191	2,061,315
	Marathon Oil Corp.	57,135	3,045,867
	Massey Energy Co.	8,222	562,056
	Murphy Oil Corp.	15,444	1,133,899
	Newfield Exploration Co. (a)	10,797	820,680
	Noble Energy, Inc.	14,071	1,359,962
	Occidental Petroleum Corp.	65,386	6,832,183
	Peabody Energy Corp.	21,666	1,559,085
	Pioneer Natural Resources Co.	9,338	951,729
	QEP Resources, Inc.	14,112	572,100
	Range Resources Corp.	12,892	753,666
	Southwestern Energy Co. (a)	27,848	1,196,629
	Spectra Energy Corp.	52,145	1,417,301
	Sunoco, Inc.	9,703	442,360
	Tesoro Corp. (a)	11,498	308,491
	Valero Energy Corp.	45,592	1,359,553
	Williams Cos., Inc.	47,048	1,466,957
			104,696,914
	Paper & Forest Products 0.1%
	International Paper Co.	35,187	1,061,944
	MeadWestvaco Corp.	13,732	416,491
			1,478,435
	Personal Products 0.2%
	Avon Products, Inc.	34,518	933,367
	Estee Lauder Cos., Inc. (The) Class A	9,185	885,066
			1,818,433
	Pharmaceuticals 5.2%
	Abbott Laboratories	124,791	6,120,999
	Allergan, Inc.	24,751	1,757,816
	Bristol-Myers Squibb Co.	138,031	3,648,159
	Eli Lilly & Co.	81,689	2,873,002
	Forest Laboratories, Inc. (a)	22,976	742,125
	Hospira, Inc. (a)	13,470	743,544
	Johnson & Johnson	220,554	13,067,825
	Merck & Co., Inc.	248,607	8,206,517
	Mylan, Inc. (a)	35,008	793,631
	Pfizer, Inc.	645,522	13,110,552
	Watson Pharmaceuticals, Inc. (a)	10,104	565,925
			51,630,095
	Professional Services 0.1%
	Dun & Bradstreet Corp.	4,029	323,287
	Equifax, Inc.	10,062	390,909
	Robert Half International, Inc.	11,870	363,222
			1,077,418
	Real Estate Investment Trusts 1.5%
	Apartment Investment & Management Co. Class A	9,434	240,284
	AvalonBay Communities, Inc.	6,854	823,028
	Boston Properties, Inc.	11,499	1,090,680
	Equity Residential	23,737	1,339,004
	HCP, Inc.	32,308	1,225,766
	Health Care REIT, Inc.	14,200	744,648
	Host Hotels & Resorts, Inc.	54,864	966,155
	Kimco Realty Corp.	32,659	598,966
	Plum Creek Timber Co., Inc.	13,007	567,235
	ProLogis	44,816	716,160
	Public Storage	11,225	1,244,965
	Simon Property Group, Inc.	23,979	2,569,590
	Ventas, Inc.	13,155	714,316
	Vornado Realty Trust	13,058	1,142,575
	Weyerhaeuser Co.	43,109	1,060,481
			15,043,853
	Real Estate Management & Development 0.1%
	CB Richard Ellis Group, Inc. Class A (a)	23,257	620,962

	Road & Rail 0.9%
	CSX Corp.	30,156	2,370,262
	Norfolk Southern Corp.	28,714	1,989,019
	Ryder System, Inc.	4,210	213,026
	Union Pacific Corp.	39,743	3,907,929
			8,480,236
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	45,646	392,556
	Altera Corp.	25,803	1,135,848
	Analog Devices, Inc.	24,008	945,435
	Applied Materials, Inc.	107,572	1,680,275
	Broadcom Corp. Class A	38,350	1,510,223
	First Solar, Inc. (a)	4,338	697,724
	Intel Corp.	442,527	8,925,770
	KLA-Tencor Corp.	13,504	639,684
	Linear Technology Corp.	18,076	607,896
	LSI Corp. (a)	49,474	336,423
	MEMC Electronic Materials, Inc. (a)	18,299	237,155
	Microchip Technology, Inc.	14,964	568,782
	Micron Technology, Inc. (a)	68,864	789,181
	National Semiconductor Corp.	19,269	276,317
	Novellus Systems, Inc. (a)	7,401	274,799
	NVIDIA Corp. (a)	46,190	852,667
	Teradyne, Inc. (a)	14,579	259,652
	Texas Instruments, Inc.	94,682	3,272,210
	Xilinx, Inc.	20,847	683,782
			24,086,379
	Software 3.6%
	Adobe Systems, Inc. (a)	41,019	1,360,190
	Autodesk, Inc. (a)	18,299	807,169
	BMC Software, Inc. (a)	14,384	715,460
	CA, Inc.	31,137	752,893
	Citrix Systems, Inc. (a)	15,049	1,105,500
	Compuware Corp. (a)	17,970	207,554
	Electronic Arts, Inc. (a)	26,595	519,400
	Intuit, Inc. (a)	21,957	1,165,917
¤	Microsoft Corp.	596,226	15,120,291
	Novell, Inc. (a)	28,337	168,038
	Oracle Corp.	313,704	10,468,302
	Red Hat, Inc. (a)	15,217	690,700
	Salesforce.com, Inc. (a)	9,412	1,257,255
	Symantec Corp. (a)	61,541	1,140,970
			35,479,639
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	7,110	417,357
	AutoNation, Inc. (a)	5,063	179,078
	AutoZone, Inc. (a)	2,190	599,096
	Bed Bath & Beyond, Inc. (a)	20,538	991,369
	Best Buy Co., Inc.	26,626	764,699
	Carmax, Inc. (a)	18,000	577,800
	GameStop Corp. Class A (a)	12,109	272,695
	Gap, Inc. (The)	35,365	801,371
	Home Depot, Inc. (The)	132,145	4,897,294
	Limited Brands, Inc.	21,303	700,443
	Lowe's Cos., Inc.	111,277	2,941,051
	O'Reilly Automotive, Inc. (a)	11,169	641,771
	RadioShack Corp.	8,597	129,041
	Ross Stores, Inc.	9,696	689,579
	Staples, Inc.	58,774	1,141,391
	Tiffany & Co.	10,161	624,292
	TJX Cos., Inc.	32,259	1,604,240
	Urban Outfitters, Inc. (a)	10,355	308,890
			18,281,457
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	23,933	1,245,473
	NIKE, Inc. Class B	31,108	2,354,876
	Polo Ralph Lauren Corp.	5,251	649,286
	VF Corp.	6,958	685,572
			4,935,207
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	42,358	410,026
	People's United Financial, Inc.	29,873	375,802
			785,828
	Tobacco 1.6%
	Altria Group, Inc.	168,689	4,390,975
	Lorillard, Inc.	11,741	1,115,512
	Philip Morris International, Inc.	144,910	9,510,443
	Reynolds American, Inc.	27,226	967,340
			15,984,270
	Trading Companies & Distributors 0.1%
	Fastenal Co.	11,868	769,403
	W.W. Grainger, Inc.	4,796	660,313
			1,429,716
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	32,293	1,673,423
	MetroPCS Communications, Inc. (a)	21,078	342,307
	Sprint Nextel Corp. (a)	240,253	1,114,774
			3,130,504
	Total Common Stocks
	(Cost $578,026,203)		974,508,094	(b)

	Principal
	Amount	Value
Short-Term Investments 1.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $195,717 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $200,000 and a Market Value of $199,994)	$195,717	195,717

Total Repurchase Agreement
(Cost $195,717)		195,717

U.S. Government 1.5%
United States Treasury Bills
0.09%, due 7/7/11 (c)	400,000	399,892
0.136%, due 4/21/11 (c)(d)	4,000,000	3,999,689
0.27%, due 4/7/11 (c)	10,200,000	10,199,473

Total U.S. Government
(Cost $14,599,066)		14,599,054

Total Short-Term Investments
(Cost $14,794,783)		14,794,771

Total Investments
(Cost $592,820,986) (f)	100.1%	989,302,865

Other Assets, Less Liabilities	(0.1)	(1,224,374)
Net Assets	100.0%	$988,078,491

	Contracts	Unrealized
	Long	Appreciation(e)
Futures Contracts 0.1%

Standard & Poor's Index
Mini June 2011	193	$635,056

Total Futures Contracts
(Settlement Value $12,747,650) (b)		$635,056

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2011.
(f)	At March 31, 2011, cost is $620,611,248 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$444,045,754
Gross unrealized depreciation	(75,354,137)
Net unrealized appreciation	$368,691,617

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$974,508,094	$—	$—	$974,508,094
Short-Term Investments
Repurchase Agreement	—	195,717	—	195,717
U.S. Government	—	14,599,054	—	14,599,054
Total Short-Term Investments	—	14,794,771	—	14,794,771
Total Investments in Securities	$974,508,094	$14,794,771	$—	$989,302,865
Other Financial Instruments
Futures Contracts Long (b)	635,056	—	—	635,056
Total Investments in Securities and Other Financial Instruments	$975,143,150	$14,794,771	$—	$989,937,921

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At March 31, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments  March 31, 2011 unaudited
		Shares	Value
	Common Stocks 95.1%†
	Aerospace & Defense 3.9%
	Curtiss-Wright Corp.	120,800	$4,244,912
	Esterline Technologies Corp. (a)	52,900	3,741,088
	Hexcel Corp. (a)	159,750	3,145,477
			11,131,477
	Auto Components 3.0%
	Dana Holding Corp. (a)	232,000	4,034,480
	Tenneco, Inc. (a)	103,800	4,406,310
			8,440,790
	Biotechnology 1.6%
	Alkermes, Inc. (a)	355,049	4,597,885

	Building Products 3.3%
	Armstrong World Industries, Inc.	80,950	3,745,556
	Masco Corp.	135,550	1,886,856
	Simpson Manufacturing Co., Inc.	124,750	3,675,135
			9,307,547
	Capital Markets 2.2%
	Duff & Phelps Corp.	179,900	2,874,802
	Waddell & Reed Financial, Inc. Class A	83,200	3,378,752
			6,253,554
	Chemicals 4.0%
	Chemtura Corp. (a)	173,300	2,980,760
	Methanex Corp.	142,250	4,442,467
	Nalco Holding Co.	152,050	4,152,486
			11,575,713
	Commercial Banks 5.5%
	Bank of Hawaii Corp.	89,950	4,301,409
	First Republic Bank/San Francisco CA (a)	34,250	1,058,668
	Investors Bancorp, Inc. (a)	260,605	3,880,408
	Simmons First National Corp. Class A	76,106	2,061,712
	Texas Capital Bancshares, Inc. (a)	141,450	3,676,285
	UMB Financial Corp.	22,322	833,838
			15,812,320
	Communications Equipment 1.4%
	Harmonic, Inc. (a)	434,523	4,075,826

	Computers & Peripherals 1.0%
	Diebold, Inc.	80,750	2,863,395

	Diversified Consumer Services 1.5%
	Service Corp. International	392,250	4,338,285

	Diversified Financial Services 1.5%
	CBOE Holdings, Inc.	145,100	4,203,547

	Electric Utilities 3.0%
	DPL, Inc.	135,800	3,722,278
¤	Westar Energy, Inc.	185,250	4,894,305
			8,616,583
	Electrical Equipment 2.0%
¤	Woodward Governor Co.	164,550	5,686,848

	Electronic Equipment & Instruments 2.7%
	DTS, Inc. (a)	90,527	4,221,274
	MTS Systems Corp.	75,300	3,429,915
			7,651,189
	Energy Equipment & Services 1.3%
	Cal Dive International, Inc. (a)	544,150	3,798,167

	Food Products 2.1%
¤	Corn Products International, Inc.	115,350	5,977,437

	Health Care Equipment & Supplies 5.5%
	Alere, Inc. (a)	92,500	3,620,450
	Haemonetics Corp. (a)	59,900	3,925,846
	SonoSite, Inc. (a)	126,900	4,228,308
	Teleflex, Inc.	67,900	3,936,842
			15,711,446
	Health Care Providers & Services 1.5%
	Bio-Reference Laboratories, Inc. (a)	192,850	4,327,554

	Hotels, Restaurants & Leisure 1.7%
	Multimedia Games, Inc. (a)	311,520	1,785,010
	Shuffle Master, Inc. (a)	290,400	3,101,472
			4,886,482
	Household Durables 2.9%
	Leggett & Platt, Inc.	107,750	2,639,875
	Ryland Group, Inc. (The)	124,750	1,983,525
	Tupperware Brands Corp.	61,922	3,697,363
			8,320,763
	Insurance 2.4%
	Arthur J. Gallagher & Co.	124,550	3,787,566
	Validus Holdings, Ltd.	91,856	3,061,560
			6,849,126
	Internet Software & Services 0.8%
	Digital River, Inc. (a)	61,535	2,303,255

	IT Services 2.3%
	Forrester Research, Inc.	51,185	1,959,874
	NeuStar, Inc. Class A (a)	177,150	4,531,497
			6,491,371
	Machinery 8.1%
	Actuant Corp. Class A	50,350	1,460,150
	Harsco Corp.	106,000	3,740,740
	Kaydon Corp.	73,850	2,894,181
¤	Kennametal, Inc.	125,581	4,897,659
¤	Mueller Industries, Inc.	136,909	5,013,608
¤	Wabtec Corp.	74,437	5,049,062
			23,055,400
	Metals & Mining 1.4%
	RTI International Metals, Inc. (a)	125,600	3,912,440

	Multi-Utilities 4.0%
	CMS Energy Corp.	147,500	2,896,900
	NSTAR	82,350	3,810,334
	Vectren Corp.	176,550	4,802,160
			11,509,394
	Pharmaceuticals 2.3%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	173,550	6,622,668

	Professional Services 1.1%
	IHS, Inc. Class A (a)	33,900	3,008,625

	Road & Rail 1.9%
	Con-Way, Inc.	99,050	3,891,675
	Genesee & Wyoming, Inc. Class A (a)	26,516	1,543,231
			5,434,906
	Semiconductors & Semiconductor Equipment 1.8%
	MEMC Electronic Materials, Inc. (a)	115,750	1,500,120
	Varian Semiconductor Equipment Associates, Inc. (a)	73,800	3,591,846
			5,091,966
	Software 1.4%
	Solera Holdings, Inc.	41,250	2,107,875
	THQ, Inc. (a)	435,790	1,987,202
			4,095,077
	Specialty Retail 4.3%
	Express, Inc.	193,300	3,777,082
	JoS. A. Bank Clothiers, Inc. (a)	68,300	3,475,104
	Monro Muffler Brake, Inc.	105,375	3,475,268
	Stage Stores, Inc.	78,560	1,509,923
			12,237,377
	Textiles, Apparel & Luxury Goods 4.5%
	Iconix Brand Group, Inc. (a)	172,400	3,703,152
	Perry Ellis International, Inc. (a)	130,850	3,600,992
¤	Warnaco Group, Inc. (The) (a)	96,850	5,538,851
			12,842,995
	Thrifts & Mortgage Finance 5.4%
	BankUnited, Inc.	95,350	2,737,498
	Brookline Bancorp, Inc.	411,600	4,334,148
	First Niagara Financial Group, Inc.	297,300	4,037,334
	Washington Federal, Inc.	245,950	4,264,773
			15,373,753
	Wireless Telecommunication Services 1.8%
¤	NTELOS Holdings Corp.	275,350	5,069,194

	Total Common Stocks (Cost $228,656,117)		271,474,355

	Exchange Traded Funds 4.4% (b)
¤	iShares Russell 2000 Index Fund	114,700	9,654,299
	iShares Russell 2000 Value Index Fund	40,700	3,067,966
	Total Exchange Traded Funds (Cost $10,726,268)		12,722,265

	Principal Amount	Value
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
State Street Bank and Trust Co. 0.01%, dated 3/31/11 due 4/1/11 Proceeds at Maturity $4,356,982 (Collateralized by a United States Treasury Bill with a rate of 0.049% and a maturity date of 4/21/11, with a Principal Amount of $4,445,000 and a Market Value of $4,444,876)	$4,356,981	4,356,981

Total Short-Term Investment (Cost $4,356,981)		4,356,981

Total Investments (Cost $243,739,366) (c)	101.0%	288,553,601

Other Assets, Less Liabilities	(1.0)	(2,979,275)
Net Assets	100.0%	$285,574,326

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At March 31, 2011, cost is $244,238,210 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$48,007,285
Gross unrealized depreciation	(3,691,894)
Net unrealized appreciation	$44,315,391

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$271,474,355	$—	$—	$271,474,355
Exchange Traded Funds	12,722,265	—	—	12,722,265
Short-Term Investment
Repurchase Agreement	—	4,356,981	—	4,356,981
Total Investments in Securities	$284,196,620	$4,356,981	$—	$288,553,601

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011
Warrants
Computers & Peripherals	$1	$-	$-	$(1)	$-	$-	$-	$-	$-	$-
Total	$1	$-	$-	$(1)	$-	$-	$-	$-	$-	$-

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2011 unaudited

SECURITIES VALUATION.

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business (“valuation date”).

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

 Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Portfolios to measure fair value during the period ended March 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Portfolios have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended March 31, 2011, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of March 31, 2011, for each Portfolio’s investments is included at the end of each Portfolio’s respective Portfolio of Investments.

Investments in Underlying Portfolios/Funds are valued at their net asset value (“NAV”) at the close of business each day. These securities are generally categorized as Level 1 in the hierarchy. Securities held by the Underlying Portfolios/Funds are valued as described in the paragraphs below.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Portfolio's Manager in consultation with the Portfolio's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio's Manager, in consultation with the Portfolio's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. These securities are all generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolios' Board to represent fair value.  Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open.  These securities are generally categorized as Level 3 in the hierarchy. At March 31, 2011, the Convertible, Floating Rate, Government, High Yield Corporate Bond and Income Builder Portfolios held securities with values of $234, $829,137, $1,272,865, $19,332,157 and $506,353, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures. At March 31, 2011, foreign equity securities held by all the Portfolios were not fair valued.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST
By: /s/ Stephen P. Fisher__________
Stephen P. Fisher President and Principal Executive Officer
Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher__________
Stephen P. Fisher President and Principal Executive Officer
Date:	May 27, 2011

By: /s/ Jack R. Benintende_________
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	May 27, 2011